UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2025

Item 1:	Report(s) to Shareholders.

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-265-A

06/25

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.19%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-679-C

06/25

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$14	0.29%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1025-F

06/25

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$5	0.10%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8961-F3

06/25

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1429-I

06/25

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$38	0.79%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1095-R2

06/25

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$33	0.69%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2069-R3

06/25

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$21	0.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8719-R4

06/25

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$9	0.19%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8751-R5

06/25

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.10%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8783-R6

06/25

Class A

LGCAX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8810-A

06/25

Class C

LGCCX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.65%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8811-C

06/25

Class F

LGCFX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.75%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8812-F

06/25

Class F3

LGCOX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.50%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8994-F3

06/25

Class I

LGCYX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8813-I

06/25

Class R3

LGCRX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	1.15%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8815-R3

06/25

Class R4

LGCSX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$45	0.90%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8816-R4

06/25

Class R5

LGCVX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.65%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8817-R5

06/25

Class R6

LGCWX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.51%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8818-R6

06/25

Class A

LICAX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1418-A

06/25

Class C

LICCX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1420-C

06/25

Class F

LICFX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.76%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1026-F

06/25

Class F3

LICOX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.59%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8975-F3

06/25

Class I

LICYX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1422-I

06/25

Class P

LICPX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1421-P

06/25

Class R2

LICQX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$65	1.26%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1096-R2

06/25

Class R3

LICRX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.16%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2070-R3

06/25

Class R4

LICSX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.91%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8720-R4

06/25

Class R5

LICTX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.66%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8752-R5

06/25

Class R6

LICVX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.59%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8784-R6

06/25

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.28%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-272-A

06/25

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	2.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9028-C

06/25

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	1.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9029-F

06/25

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.98%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9030-F3

06/25

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	1.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-699-I

06/25

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	1.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9034-R5

06/25

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.98%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9035-R6

06/25

Class A

LFGAX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8895-A

06/25

Class C

LFGCX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8896-C

06/25

Class F

LFGFX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8897-F

06/25

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.67%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8899-F3

06/25

Class I

LFGIX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8898-I

06/25

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.30%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9122-R3

06/25

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.05%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9123-R4

06/25

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$41	0.80%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9124-R5

06/25

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.66%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9125-R6

06/25

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9016-A

06/25

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9017-C

06/25

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9018-F

06/25

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$33	0.67%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9020-F3

06/25

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9019-I

06/25

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.21%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9022-R3

06/25

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.96%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9023-R4

06/25

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9024-R5

06/25

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.68%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9025-R6

06/25

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-262-A

06/25

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.70%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-243-C

06/25

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.80%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1024-F

06/25

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.63%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8970-F3

06/25

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.70%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1403-I

06/25

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.15%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-592-P

06/25

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.30%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1094-R2

06/25

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.20%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2068-R3

06/25

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8718-R4

06/25

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.70%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8750-R5

06/25

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.63%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8782-R6

06/25

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3335-A

06/25

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3336-C

06/25

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$32	0.64%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3337-F

06/25

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8971-F3

06/25

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3338-I

06/25

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.24%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3339-R2

06/25

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.14%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3340-R3

06/25

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.89%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8727-R4

06/25

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.64%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8759-R5

06/25

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8791-R6

06/25

Class A

LHCAX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9126-A

06/25

Class C

LHCCX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.78%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9127-C

06/25

Class F

LHCFX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.78%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9128-F

06/25

Class F3

LHCOX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.63%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9130-F3

06/25

Class I

LHCIX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.78%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9129-I

06/25

Class R3

LHCQX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.28%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9132-R3

06/25

Class R4

LHCSX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	1.03%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9133-R4

06/25

Class R5

LHCTX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.78%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9134-R5

06/25

Class R6

LHCVX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9135-R6

06/25

Class A

LAIEX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-263-A

06/25

Class C

LINCX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.99%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-677-C

06/25

Class F

LINFX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	1.09%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1027-F

06/25

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.91%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8977-F3

06/25

Class I

LINYX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.99%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-686-I

06/25

Class P

LINPX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-600-P

06/25

Class R2

LINQX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$81	1.59%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1097-R2

06/25

Class R3

LINRX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.49%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2071-R3

06/25

Class R4

LINSX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.24%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8721-R4

06/25

Class R5

LINTX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51	0.99%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8753-R5

06/25

Class R6

LINVX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8785-R6

06/25

Class A

LIDAX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2117-A

06/25

Class C

LIDCX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2119-C

06/25

Class F

LIDFX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.81%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2121-F

06/25

Class F3

LIDOX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$33	0.63%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8976-F3

06/25

Class I

LAIDX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2120-I

06/25

Class R2

LIDRX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.30%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2122-R2

06/25

Class R3

LIRRX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.21%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2123-R3

06/25

Class R4

LIRSX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.96%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8725-R4

06/25

Class R5

LIRTX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.66%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8757-R5

06/25

Class R6

LIRVX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8789-R6

06/25

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.38%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-271-A

06/25

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.13%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9069-C

06/25

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$53	1.13%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9070-F

06/25

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.13%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-700-I

06/25

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.17%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-580-A

06/25

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.92%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-586-C

06/25

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	1.02%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1029-F

06/25

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$39	0.83%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8983-F3

06/25

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.92%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-594-I

06/25

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	1.37%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-595-P

06/25

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.52%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2043-R2

06/25

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	1.42%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2073-R3

06/25

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$55	1.17%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8722-R4

06/25

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$43	0.92%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8754-R5

06/25

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.83%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8786-R6

06/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS AND OTHER IMPORTANT INFORMATION

Lord Abbett

Alpha Strategy Fund	Health Care Fund
Focused Growth Fund	International Equity Fund
Focused Large Cap Value Fund	International Opportunities Fund
Focused Small Cap Value Fund	International Value Fund
Fundamental Equity Fund	Micro Cap Growth Fund
Global Equity Fund	Value Opportunities Fund
Growth Leaders Fund

For the six-month period ended April 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Alpha Strategy Fund

2	Focused Growth Fund

4	Focused Large Cap Value Fund

6	Focused Small Cap Value Fund

9	Fundamental Equity Fund

12	Global Equity Fund

17	Growth Leaders Fund

20	Health Care Fund

23	International Equity Fund

29	International Opportunities Fund

35	International Value Fund

40	Micro Cap Growth Fund

43	Value Opportunities Fund

46	Statements of Assets and Liabilities (Item 7)

54	Statements of Operations (Item 7)

60	Statements of Changes in Net Assets (Item 7)

70	Financial Highlights (Item 7)

120	Notes to Financial Statements (Item 7)

151	Changes in and Disagreements with Accountants (Item 8)

151	Proxy Disclosures (Item 9)

151	Remuneration Paid to Trustees, Officers, and Others (Item 10)

151	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.01%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.01%
Lord Abbett Developing Growth Fund, Inc. – Class I(c)	4,138,498	$104,745,388
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I*(d)	2,082,211	53,408,715
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	5,671,491	115,981,999
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	2,875,374	52,993,139
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	5,855,658	106,748,639
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	5,940,263	108,528,594
Total Investments in Underlying Funds (cost $539,154,050)		542,406,474
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Repurchase Agreements 0.07%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $393,600 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $378,868; proceeds: $371,435 (cost $371,394)	$371,394	$371,394
Total Investments in Securities 100.08% (cost $539,525,444)		542,777,868
Other Assets and Liabilities – Net (0.08)%		(423,844)
Net Assets 100.00%		$542,354,024

*	Non-income producing security.
(a)	These investments offer daily redemptions.
(b)	Affiliated issuers (See Note 10).
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$542,406,474	$–	$–	$542,406,474
Short-Term Investments
Repurchase Agreements	–	371,394	–	371,394
Total	$542,406,474	$371,394	$–	$542,777,868

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.25%
COMMON STOCKS 96.25%

Aerospace & Defense 2.58%
Axon Enterprise, Inc.*	3,560	$2,183,348

Biotechnology 5.86%
Argenx SE ADR*	3,437	2,217,346
Natera, Inc.*	18,114	2,733,946
Total		4,951,292

Broadline Retail 10.04%
Amazon.com, Inc.*	26,584	4,902,621
MercadoLibre, Inc. (Uruguay)*(a)	1,535	3,577,855
Total		8,480,476

Communications Equipment 1.39%
Arista Networks, Inc.*	14,265	1,173,582

Construction & Engineering 1.10%
EMCOR Group, Inc.	2,311	926,018

Entertainment 10.27%
Netflix, Inc.*	3,751	4,245,081
Spotify Technology SA (Sweden)*(a)	7,212	4,428,024
Total		8,673,105

Financial Services 1.56%
Fiserv, Inc.*	7,130	1,315,984

Health Care Equipment & Supplies 6.22%
Boston Scientific Corp.*	24,653	2,536,054
Intuitive Surgical, Inc.*	5,275	2,720,845
Total		5,256,899

Hotels, Restaurants & Leisure 3.42%
DoorDash, Inc. Class A*	14,972	2,887,949

Information Technology Services 3.54%
Cloudflare, Inc. Class A*	12,211	1,474,845
Shopify, Inc. Class A (Canada)*(a)	15,911	1,511,545
Total		2,986,390
Investments	Shares	Fair Value
Interactive Media & Services 12.33%
Alphabet, Inc. Class A	17,591	$2,793,451
Meta Platforms, Inc. Class A	10,515	5,772,735
Reddit, Inc. Class A*	15,849	1,847,518
Total		10,413,704

Semiconductors & Semiconductor Equipment 11.33%
Astera Labs, Inc.*	15,644	1,021,709
Broadcom, Inc.	11,074	2,131,413
NVIDIA Corp.	58,900	6,415,388
Total		9,568,510

Software 20.44%
AppLovin Corp. Class A*	3,228	869,333
Atlassian Corp. Class A (Australia)*(a)	9,327	2,129,447
Crowdstrike Holdings, Inc. Class A*	2,992	1,283,179
CyberArk Software Ltd. (Israel)*(a)	6,672	2,349,612
HubSpot, Inc.*	2,501	1,529,361
Microsoft Corp.	8,853	3,499,237
Palantir Technologies, Inc. Class A*	30,923	3,662,520
ServiceNow, Inc.*	2,038	1,946,310
Total		17,268,999

Specialty Retail 1.89%
Carvana Co.*	6,532	1,596,094

Technology Hardware, Storage & Peripherals 4.28%
Apple, Inc.	17,005	3,613,563
Total Common Stocks (cost $61,547,948)		81,295,913

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.60%

Repurchase Agreements 3.60%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $3,227,500 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $3,106,513; proceeds: $3,045,936 (cost $3,045,597)	$3,045,597	$3,045,597
Total Investments in Securities 99.85% (cost $64,593,545)		84,341,510
Other Assets and Liabilities – Net 0.15%		123,119
Net Assets 100.00%		$84,464,629

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$81,295,913	$–	$–	$81,295,913
Short-Term Investments
Repurchase Agreements	–	3,045,597	–	3,045,597
Total	$81,295,913	$3,045,597	$–	$84,341,510

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.22%
COMMON STOCKS 98.22%

Aerospace & Defense 7.07%
Boeing Co.*	6,190	$1,134,256
RTX Corp.	9,508	1,199,244
Total		2,333,500

Banks 4.78%
JPMorgan Chase & Co.	6,446	1,576,821

Beverages 3.68%
Carlsberg AS Class B(a)	8,913	1,214,429

Biotechnology 7.96%
AbbVie, Inc.	6,887	1,343,653
Gilead Sciences, Inc.	12,070	1,285,938
Total		2,629,591

Building Products 3.88%
Allegion PLC (Ireland)(b)	9,204	1,281,197

Capital Markets 7.56%
Charles Schwab Corp.	19,099	1,554,658
KKR & Co., Inc.	8,229	940,328
Total		2,494,986

Construction Materials 3.55%
CRH PLC	12,282	1,171,948

Consumer Staples Distribution & Retail 4.25%
BJ’s Wholesale Club Holdings, Inc.*	11,945	1,404,254

Electronic Equipment, Instruments & Components 3.18%
TD SYNNEX Corp.	9,469	1,049,165

Financial Services 3.38%
Fiserv, Inc.*	6,052	1,117,018

Health Care Providers & Services 3.78%
Labcorp Holdings, Inc.	5,174	1,246,986
Investments	Shares	Fair Value
Insurance 8.28%
Aon PLC Class A (United Kingdom)(b)	4,137	$1,467,766
RenaissanceRe Holdings Ltd.	5,234	1,266,262
Total		2,734,028

Interactive Media & Services 3.97%
Alphabet, Inc. Class A	8,257	1,311,212

Machinery 3.49%
Parker-Hannifin Corp.	1,903	1,151,429

Oil, Gas & Consumable Fuels 7.36%
Diamondback Energy, Inc.	4,698	620,183
Expand Energy Corp.	8,467	879,721
Shell PLC ADR	14,454	931,994
Total		2,431,898

Real Estate Management & Development 2.93%
CBRE Group, Inc. Class A*	7,933	969,254

Semiconductors & Semiconductor Equipment 3.24%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,409	1,068,316

Software 3.91%
Microsoft Corp.	3,267	1,291,314

Specialty Retail 5.07%
AutoZone, Inc.*	180	677,268
Lowe’s Cos., Inc.	4,453	995,513
Total		1,672,781

Technology Hardware, Storage & Peripherals 3.08%
NetApp, Inc.	11,333	1,017,137

Trading Companies & Distributors 3.82%
AerCap Holdings NV (Ireland)(b)	11,916	1,263,096
Total Common Stocks (cost $25,779,328)		32,430,360

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.53%

Repurchase Agreements 1.53%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $534,800 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $514,841; proceeds: $504,627 (cost $504,571)	$504,571	$504,571
Total Investments in Securities 99.75% (cost $26,283,899)		32,934,931
Other Assets and Liabilities – Net 0.25%		83,114
Net Assets 100.00%		$33,018,045

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$1,214,429	$–	$1,214,429
Remaining Industries	31,215,931	–	–	31,215,931
Short-Term Investments
Repurchase Agreements	–	504,571	–	504,571
Total	$31,215,931	$1,719,000	$–	$32,934,931

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.85%
COMMON STOCKS 98.85%

Aerospace & Defense 1.87%
Leonardo DRS, Inc.	41,634	$1,538,793

Air Freight & Logistics 2.27%
Radiant Logistics, Inc.*	319,052	1,866,454

Banks 12.42%
Axos Financial, Inc.*	26,713	1,695,741
Bancorp, Inc.*	41,489	2,004,334
First BanCorp	101,275	1,989,041
Prosperity Bancshares, Inc.	35,959	2,441,616
Wintrust Financial Corp.	18,734	2,082,659
Total		10,213,391

Building Products 2.07%
Griffon Corp.	25,022	1,704,248

Capital Markets 3.84%
Bridge Investment Group Holdings, Inc. Class A	203,213	1,948,813
Moelis & Co. Class A	22,578	1,209,729
Total		3,158,542

Chemicals 4.37%
Avient Corp.	49,384	1,644,981
Element Solutions, Inc.	95,532	1,949,808
Total		3,594,789

Commercial Services & Supplies 2.52%
Brady Corp. Class A	29,492	2,072,993

Construction & Engineering 1.84%
Arcosa, Inc.	18,927	1,515,485

Consumer Finance 2.05%
FirstCash Holdings, Inc.	12,556	1,682,002

Electric: Utilities 2.83%
IDACORP, Inc.	19,743	2,331,451

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 9.84%
Advanced Energy Industries, Inc.	19,547	$1,904,073
Belden, Inc.	21,210	2,186,963
Mirion Technologies, Inc.*	85,744	1,353,041
Vishay Precision Group, Inc.*	106,195	2,648,503
Total		8,092,580

Financial Services 2.30%
Compass Diversified Holdings	110,223	1,894,733

Food Products 4.68%
Lancaster Colony Corp.	9,424	1,534,039
Simply Good Foods Co.*	64,222	2,319,056
Total		3,853,095

Health Care Equipment & Supplies 4.33%
Integer Holdings Corp.*	15,517	1,959,952
Integra LifeSciences Holdings Corp.*	97,597	1,599,615
Total		3,559,567

Health Care Providers & Services 1.49%
Addus HomeCare Corp.*	11,696	1,222,817

Insurance 5.65%
Kemper Corp.	30,477	1,801,800
White Mountains Insurance Group Ltd.	1,610	2,845,595
Total		4,647,395

Leisure Products 6.49%
Acushnet Holdings Corp.(a)	26,151	1,731,719
Brunswick Corp.	40,317	1,856,598
YETI Holdings, Inc.*	61,262	1,749,030
Total		5,337,347

Life Sciences Tools & Services 1.64%
Azenta, Inc.*	51,318	1,351,716

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2025

Investments	Shares	Fair Value
Machinery 3.26%
Worthington Enterprises, Inc.	53,006	$2,683,694

Media 2.41%
Criteo SA ADR*	58,159	1,980,896

Oil, Gas & Consumable Fuels 5.81%
Gulfport Energy Corp.*	9,121	1,573,373
MEG Energy Corp.(b)	124,009	1,739,688
Northern Oil & Gas, Inc.	60,373	1,467,064
Total		4,780,125

Professional Services 3.48%
Genpact Ltd.	56,951	2,862,357

Real Estate Management & Development 4.23%
Cushman & Wakefield PLC*	236,737	2,218,226
Marcus & Millichap, Inc.	41,504	1,261,721
Total		3,479,947

Semiconductors & Semiconductor Equipment 2.76%
Silicon Motion Technology Corp. ADR	45,901	2,272,099

Trading Companies & Distributors 4.40%
GMS, Inc.*	19,632	1,438,240
MRC Global, Inc.*	187,451	2,183,804
Total		3,622,044
Total Common Stocks (cost $80,169,959)		81,318,560
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.57%

Repurchase Agreements 1.30%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $1,133,000 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $1,090,529; proceeds: $1,069,262 (cost $1,069,143)	$1,069,143	$1,069,143

Time Deposits 0.03%
CitiBank N.A.(c) (cost $22,110)	22,110	22,110

	Shares

Money Market Funds 0.24%
Fidelity Government Portfolio(c) (cost $198,990)	198,990	198,990
Total Short-Term Investments (cost $1,290,243)		1,290,243
Total Investments in Securities 100.42% (cost $81,460,202)		82,608,803
Other Assets and Liabilities – Net (0.42)%		(344,182)
Net Assets 100.00%		$82,264,621

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$81,318,560	$–	$–	$81,318,560
Short-Term Investments
Repurchase Agreements	–	1,069,143	–	1,069,143
Time Deposits	–	22,110	–	22,110
Money Market Funds	198,990	–	–	198,990
Total	$81,517,550	$1,091,253	$–	$82,608,803

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.41%
COMMON STOCKS 98.41%

Aerospace & Defense 4.66%
Boeing Co.*	220,397	$40,385,546
RTX Corp.	357,760	45,124,269
Total		85,509,815

Banks 6.52%
JPMorgan Chase & Co.	315,708	77,228,491
Wells Fargo & Co.	595,907	42,315,356
Total		119,543,847

Beverages 1.88%
Carlsberg AS Class B(a)	253,512	34,541,933

Biotechnology 5.53%
AbbVie, Inc.	211,827	41,327,448
Gilead Sciences, Inc.	328,990	35,050,594
United Therapeutics Corp.*	82,488	25,001,288
Total		101,379,330

Building Products 3.23%
Allegion PLC (Ireland)(b)	273,274	38,039,741
Masco Corp.	348,256	21,107,796
Total		59,147,537

Capital Markets 6.68%
Charles Schwab Corp.	606,095	49,336,133
KKR & Co., Inc.	189,769	21,684,904
Morgan Stanley	202,915	23,420,449
Nasdaq, Inc.	368,992	28,120,880
Total		122,562,366

Construction & Engineering 1.61%
EMCOR Group, Inc.	73,515	29,457,461

Construction Materials 1.66%
CRH PLC	318,619	30,402,625

Consumer Finance 0.97%
American Express Co.	67,066	17,867,053
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.02%
BJ’s Wholesale Club Holdings, Inc.*	314,518	$36,974,736

Electric: Utilities 3.54%
Entergy Corp.	313,326	26,059,323
FirstEnergy Corp.	472,186	20,247,336
NextEra Energy, Inc.	277,269	18,543,751
Total		64,850,410

Electronic Equipment, Instruments & Components 4.35%
Jabil, Inc.	192,670	28,237,715
Keysight Technologies, Inc.*	154,420	22,452,668
TD SYNNEX Corp.	261,976	29,026,941
Total		79,717,324

Energy Equipment & Services 0.81%
Schlumberger NV	447,044	14,864,213

Financial Services 1.55%
Fiserv, Inc.*	154,388	28,495,393

Health Care Equipment & Supplies 1.47%
Becton Dickinson & Co.	130,185	26,960,012

Health Care Providers & Services 6.44%
Labcorp Holdings, Inc.	162,009	39,045,789
McKesson Corp.	57,167	40,748,066
UnitedHealth Group, Inc.	93,119	38,312,881
Total		118,106,736

Industrial REITS 1.45%
Prologis, Inc.	260,926	26,666,637

Insurance 9.93%
Allstate Corp.	156,845	31,116,480
Aon PLC Class A (United Kingdom)(b)	106,291	37,710,984
Arch Capital Group Ltd.	389,064	35,280,323
Arthur J Gallagher & Co.	126,822	40,670,547
RenaissanceRe Holdings Ltd.	154,488	37,375,282
Total		182,153,616

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2025

Investments	Shares	Fair Value
Interactive Media & Services 3.04%
Alphabet, Inc. Class A	350,950	$55,730,860

Life Sciences Tools & Services 1.12%
Thermo Fisher Scientific, Inc.	47,927	20,560,683

Machinery 3.23%
AGCO Corp.	310,500	26,339,715
Parker-Hannifin Corp.	54,275	32,839,631
Total		59,179,346

Metals & Mining 1.73%
Steel Dynamics, Inc.	243,946	31,642,236

Multi-Utilities 1.77%
CMS Energy Corp.	441,680	32,529,732

Oil, Gas & Consumable Fuels 6.40%
Diamondback Energy, Inc.	204,582	27,006,870
Expand Energy Corp.	305,945	31,787,685
Shell PLC ADR	620,927	40,037,373
Williams Cos., Inc.	316,300	18,525,691
Total		117,357,619

Pharmaceuticals 1.11%
Teva Pharmaceutical Industries Ltd. ADR*	1,317,610	20,436,131

Real Estate Management & Development 1.47%
CBRE Group, Inc. Class A*	221,056	27,008,622

Semiconductors & Semiconductor Equipment 3.01%
KLA Corp.	33,918	23,833,839
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	188,485	31,418,565
Total		55,252,404

Software 2.48%
Microsoft Corp.	114,963	45,440,275
Investments	Shares	Fair Value
Specialty Retail 5.11%
AutoZone, Inc.*	9,490	$35,707,074
Lowe’s Cos., Inc.	137,642	30,771,246
Ross Stores, Inc.	196,600	27,327,400
Total		93,805,720

Technology Hardware, Storage & Peripherals 1.65%
NetApp, Inc.	338,021	30,337,385

Trading Companies & Distributors 1.99%
AerCap Holdings NV (Ireland)(b)	344,017	36,465,802
Total Common Stocks (cost $1,273,921,168)		1,804,947,859

	Principal Amount

SHORT-TERM INVESTMENTS 1.64%

Repurchase Agreements 1.64%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $31,898,700 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $30,702,922; proceeds: $30,104,241 (cost $30,100,897)	$30,100,897	30,100,897
Total Investments in Securities 100.05% (cost $1,304,022,065)		1,835,048,756
Other Assets and Liabilities – Net (0.05)%		(953,851)
Net Assets 100.00%		$1,834,094,905

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$34,541,933	$–	$34,541,933
Remaining Industries	1,770,405,926	–	–	1,770,405,926
Short-Term Investments
Repurchase Agreements	–	30,100,897	–	30,100,897
Total	$1,770,405,926	$64,642,830	$–	$1,835,048,756

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.72%
COMMON STOCKS 94.76%

Australia 0.91%

Diversified REITS 0.80%
Charter Hall Group	104,823	$1,133,340

Health Care Technology 0.11%
Pro Medicus Ltd.	1,064	156,015
Total Australia		1,289,355

Austria 2.53%

Banks
BAWAG Group AG†	32,892	3,605,226

Brazil 1.95%

Broadline Retail
MercadoLibre, Inc.*	1,193	2,780,704

Canada 1.40%

Consumer Staples Distribution & Retail 0.07%
Alimentation Couche-Tard, Inc.	1,909	99,646

Information Technology Services 0.39%
Shopify, Inc. Class A*	5,800	551,643

Insurance 0.94%
Manulife Financial Corp.	43,693	1,339,061
Total Canada		1,990,350

China 4.46%

Beverages 0.63%
Kweichow Moutai Co. Ltd. Class A	4,181	890,763

Gas Utilities 0.96%
ENN Energy Holdings Ltd.	173,998	1,373,606

Interactive Media & Services 1.05%
Tencent Holdings Ltd.	24,383	1,493,482
Investments	Shares	U.S. $ Fair Value
China (continued)

Marine Transportation 1.45%
SITC International Holdings Co. Ltd.	746,873	$2,065,659

Textiles, Apparel & Luxury Goods 0.37%
ANTA Sports Products Ltd.	45,000	531,712
Total China		6,355,222

Denmark 0.03%

Pharmaceuticals
Novo Nordisk AS Class B	602	40,251

France 4.49%

Beverages 0.03%
Pernod Ricard SA	455	49,320

Building Products 1.17%
Cie de Saint-Gobain SA	15,374	1,671,430

Construction & Engineering 1.32%
Eiffage SA	13,784	1,875,627

Oil, Gas & Consumable Fuels 1.55%
Gaztransport Et Technigaz SA	13,550	2,208,688

Textiles, Apparel & Luxury Goods 0.42%
LVMH Moet Hennessy Louis Vuitton SE	1,069	592,150
Total France		6,397,215

Germany 0.35%

Chemicals
FUCHS SE	13,113	504,102

India 0.36%

Commercial Services & Supplies
CMS Info Systems Ltd.	98,345	512,545

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Ireland 0.87%

Information Technology Services 0.09%
Accenture PLC Class A	417	$124,746

Trading Companies & Distributors 0.78%
AerCap Holdings NV	10,554	1,118,724
Total Ireland		1,243,470

Japan 7.16%

Building Products 1.20%
Sanwa Holdings Corp.	51,959	1,705,434

Electrical Equipment 0.50%
Fuji Electric Co. Ltd.	16,022	712,446

Entertainment 0.45%
Nintendo Co. Ltd.	7,761	644,318

Health Care Equipment & Supplies 0.14%
Hoya Corp.	1,700	200,032

Information Technology Services 0.79%
SCSK Corp.	43,272	1,131,797

Insurance 2.33%
Sompo Holdings, Inc.	101,069	3,312,142

Professional Services 1.75%
TechnoPro Holdings, Inc.	111,579	2,488,168
Total Japan		10,194,337

Mexico 1.85%

Banks
Grupo Financiero Banorte SAB de CV Class O	306,865	2,637,000

Peru 1.70%

Banks
Intercorp Financial Services, Inc.	71,661	2,427,158
Investments	Shares	U.S. $ Fair Value
Singapore 1.43%

Entertainment
Sea Ltd. ADR*	15,223	$2,040,643

Spain 2.31%

Electric: Utilities
Iberdrola SA	182,266	3,285,500

Sweden 0.88%

Machinery
Volvo AB Class B	45,876	1,247,071

Switzerland 2.06%

Building Products 0.43%
Belimo Holding AG Registered Shares	723	614,305

Capital Markets 1.05%
Partners Group Holding AG	1,141	1,495,020

Health Care Equipment & Supplies 0.58%
Straumann Holding AG Registered Shares	6,695	816,367
Total Switzerland		2,925,692

Taiwan 4.20%

Communications Equipment 1.38%
Accton Technology Corp.	106,000	1,974,390

Semiconductors & Semiconductor Equipment 2.82%
Realtek Semiconductor Corp.	59,537	978,732
Taiwan Semiconductor Manufacturing Co. Ltd.	107,036	3,032,817
		4,011,549
Total Taiwan		5,985,939

United Kingdom 6.96%

Broadline Retail 1.56% Next PLC	13,458	2,220,254

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Capital Markets 0.45%
London Stock Exchange Group PLC	4,105	$639,196

Household Durables 0.79%
Persimmon PLC	64,965	1,124,282

Personal Care Products 1.35%
Unilever PLC	30,177	1,921,366

Tobacco 2.63%
Imperial Brands PLC	91,572	3,757,479

Trading Companies & Distributors 0.18%
Ashtead Group PLC	4,769	255,296
Total United Kingdom		9,917,873

United States 48.86%

Aerospace & Defense 0.20%
TransDigm Group, Inc.	200	282,614

Banks 3.37%
East West Bancorp, Inc.	32,565	2,785,936
JPMorgan Chase & Co.	8,216	2,009,798
		4,795,734

Biotechnology 1.47%
AbbVie, Inc.	6,444	1,257,224
Vertex Pharmaceuticals, Inc.*	1,647	839,147
		2,096,371

Broadline Retail 3.97%
Amazon.com, Inc.*	30,692	5,660,218

Building Products 0.10%
Builders FirstSource, Inc.*	1,198	143,317

Capital Markets 2.73%
Ameriprise Financial, Inc.	1,238	583,123
Charles Schwab Corp.	25,861	2,105,085
Moody’s Corp.	2,644	1,198,049
		3,886,257
Investments	Shares	U.S. $ Fair Value
United States (continued)

Construction Materials 0.69%
CRH PLC	10,231	$976,242

Consumer Staples Distribution & Retail 0.81%
BJ’s Wholesale Club Holdings, Inc.*	9,809	1,153,146

Distributors 0.19%
Pool Corp.	942	276,138

Electronic Equipment, Instruments & Components 0.40%
Amphenol Corp. Class A	7,358	566,198

Entertainment 2.09%
Netflix, Inc.*	2,636	2,983,214

Financial Services 2.59%
Fiserv, Inc.*	6,286	1,160,207
Visa, Inc. Class A	7,322	2,529,751
		3,689,958

Ground Transportation 1.61%
Uber Technologies, Inc.*	28,301	2,292,664

Health Care Equipment & Supplies 1.76%
Dexcom, Inc.*	20,040	1,430,455
IDEXX Laboratories, Inc.*	2,154	931,928
Intuitive Surgical, Inc.*	281	144,940
		2,507,323

Health Care Providers & Services 3.70%
Cigna Group	6,229	2,118,109
McKesson Corp.	2,655	1,892,458
UnitedHealth Group, Inc.	3,051	1,255,303
		5,265,870

Health Care Technology 0.79%
Veeva Systems, Inc. Class A*	4,803	1,122,413

Insurance 0.82%
Aon PLC Class A	3,297	1,169,742

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Interactive Media & Services 7.49%
Alphabet, Inc. Class A	36,935	$5,865,278
Meta Platforms, Inc. Class A	8,740	4,798,260
		10,663,538

Machinery 0.30%
Crane Co.	2,649	426,436

Media 0.08%
Trade Desk, Inc. Class A*	2,137	114,607

Oil, Gas & Consumable Fuels 1.20%
Cheniere Energy, Inc.	7,370	1,703,281

Professional Services 0.34%
Booz Allen Hamilton Holding Corp.	3,994	479,360

Semiconductors & Semiconductor Equipment 5.59%
Broadcom, Inc.	11,564	2,225,723
KLA Corp.	167	117,349
NVIDIA Corp.	51,594	5,619,619
		7,962,691

Software 5.01%
Adobe, Inc.*	2,936	1,100,941
Datadog, Inc. Class A*	4,455	455,123
Intuit, Inc.	1,333	836,418
Microsoft Corp.	7,885	3,116,625
Salesforce, Inc.	6,054	1,626,770
		7,135,877

Specialty Retail 0.36%
Carvana Co.*	1,507	368,236
Lowe’s Cos., Inc.	649	145,090
		513,326

Technology Hardware, Storage & Peripherals 0.42%
Apple, Inc.	2,840	603,500
Investments	Shares	U.S. $ Fair Value
United States (continued)

Trading Companies & Distributors 0.78%
Core & Main, Inc. Class A*	21,023	$1,107,492
Total United States		69,577,527
Total Common Stocks (cost $123,419,962)		134,957,180

PREFERRED STOCKS 0.96%

Germany 0.96%

Chemicals 0.96%
FUCHS SE	27,139	1,360,821
Total Preferred Stocks (cost $1,237,897)		1,360,821
Total Long-Term Investments (cost $124,657,859)		136,318,001

	Principal Amount

SHORT-TERM INVESTMENTS 3.85%

Repurchase Agreements 3.85%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $5,812,400 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $5,594,544; proceeds: $5,485,393 (cost $5,484,784)	$5,484,784	5,484,784
Total Investments in Securities 99.57% (cost $130,142,643)		141,802,785
Other Assets and Liabilities – Net 0.43%		615,509
Net Assets 100.00%		$142,418,294

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $3,605,226, which represents 2.53% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$1,289,355	$–	$1,289,355
Austria	–	3,605,226	–	3,605,226
China	2,065,659	4,289,563	–	6,355,222
Denmark	–	40,251	–	40,251
France	–	6,397,215	–	6,397,215
Germany	–	504,102	–	504,102
India	–	512,545	–	512,545
Japan	–	10,194,337	–	10,194,337
Spain	–	3,285,500	–	3,285,500
Sweden	–	1,247,071	–	1,247,071
Switzerland	–	2,925,692	–	2,925,692
Taiwan	–	5,985,939	–	5,985,939
United Kingdom	–	9,917,873	–	9,917,873
Remaining Countries	82,696,852	–	–	82,696,852
Preferred Stocks	–	1,360,821	–	1,360,821
Short-Term Investments
Repurchase Agreements	–	5,484,784	–	5,484,784
Total	$84,762,511	$57,040,274	$–	$141,802,785

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.25%
COMMON STOCKS 96.25%

Aerospace & Defense 4.62%
Axon Enterprise, Inc.*	213,299	$130,816,276
General Electric Co.	426,500	85,956,810
TransDigm Group, Inc.	49,812	70,387,843
Total		287,160,929

Biotechnology 5.90%
Argenx SE ADR*	242,964	156,745,795
Insmed, Inc.*	625,975	45,070,200
Natera, Inc.*	1,091,096	164,679,119
Total		366,495,114

Broadline Retail 8.23%
Amazon.com, Inc.*	1,922,125	354,478,293
MercadoLibre, Inc. (Uruguay)*(a)	67,205	156,644,774
Total		511,123,067

Capital Markets 1.74%
ARES Management Corp. Class A	336,869	51,382,629
Robinhood Markets, Inc. Class A*	1,152,247	56,586,850
Total		107,969,479

Communications Equipment 1.32%
Arista Networks, Inc.*	993,095	81,701,926

Construction & Engineering 1.08%
EMCOR Group, Inc.	167,113	66,962,179

Consumer Staples Distribution & Retail 1.66%
Costco Wholesale Corp.	103,718	103,147,551

Electronic Equipment, Instruments & Components 0.74%
Amphenol Corp. Class A	599,271	46,113,903

Entertainment 10.05%
Netflix, Inc.*	263,852	298,606,585
Sea Ltd. ADR*	553,369	74,179,115
Investments	Shares	Fair Value
Entertainment (continued)
Spotify Technology SA (Sweden)*(a)	409,236	$251,262,719
Total		624,048,419

Financial Services 2.81%
Fiserv, Inc.*	403,612	74,494,667
Toast, Inc. Class A*	2,814,734	100,148,236
Total		174,642,903

Health Care Equipment & Supplies 4.54%
Boston Scientific Corp.*	1,253,028	128,898,991
Intuitive Surgical, Inc.*	296,194	152,776,865
Total		281,675,856

Hotels, Restaurants & Leisure 2.07%
DoorDash, Inc. Class A*	667,406	128,735,943

Information Technology Services 3.76%
Cloudflare, Inc. Class A*	749,744	90,554,080
Shopify, Inc. Class A (Canada)*(a)	1,034,309	98,259,355
Wix.com Ltd. (Israel)*(a)	265,076	44,954,239
Total		233,767,674

Interactive Media & Services 11.19%
Alphabet, Inc. Class A	1,223,803	194,339,916
Meta Platforms, Inc. Class A	734,265	403,111,485
Reddit, Inc. Class A*	836,150	97,470,006
Total		694,921,407

Pharmaceuticals 1.28%
Eli Lilly & Co.	88,327	79,401,557

Semiconductors & Semiconductor Equipment 10.17%
Astera Labs, Inc.*	612,857	40,025,691
Broadcom, Inc.	663,401	127,684,791
NVIDIA Corp.	4,258,507	463,836,582
Total		631,547,064

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2025

Investments	Shares	Fair Value
Software 18.96%
AppLovin Corp. Class A*	181,265	$48,816,477
Atlassian Corp. Class A (Australia)*(a)	394,161	89,990,898
Crowdstrike Holdings, Inc. Class A*	249,214	106,880,408
CyberArk Software Ltd. (Israel)*(a)	503,042	177,151,271
Guidewire Software, Inc.*	447,335	91,600,788
HubSpot, Inc.*	110,147	67,354,891
Microsoft Corp.	674,404	266,564,925
Oracle Corp.	446,588	62,843,863
Palantir Technologies, Inc. Class A*	1,380,392	163,493,628
ServiceNow, Inc.*	108,018	103,158,270
Total		1,177,855,419

Specialty Retail 1.92%
Carvana Co.*	489,193	119,534,309

Technology Hardware, Storage & Peripherals 4.21%
Apple, Inc.	1,229,964	261,367,350
Total Common Stocks (cost $4,180,162,154)		5,978,172,049
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.82%

Repurchase Agreements 3.82%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $251,461,200 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $242,034,800; proceeds: $237,315,217 (cost $237,288,852)	$237,288,852	$237,288,852
Total Investments in Securities 100.07% (cost $4,417,451,006)		6,215,460,901
Other Assets and Liabilities – Net (0.07)%		(4,323,723)
Net Assets 100.00%		$6,211,137,178

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,978,172,049	$–	$–	$5,978,172,049
Short-Term Investments
Repurchase Agreements	–	237,288,852	–	237,288,852
Total	$5,978,172,049	$237,288,852	$–	$6,215,460,901

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 99.01%
COMMON STOCKS 99.01%

Australia 0.76%

Biotechnology
Telix Pharmaceuticals Ltd.*	3,307	$57,488

Belgium 2.19%

Pharmaceuticals
UCB SA	897	164,455

Canada 0.60%

Biotechnology
Xenon Pharmaceuticals, Inc.*	1,180	45,076

Denmark 1.66%

Biotechnology 0.83%
Ascendis Pharma AS ADR*	368	62,722

Pharmaceuticals 0.83%
Novo Nordisk AS Class B	931	62,248
Total Denmark		124,970

France 1.49%

Health Care Equipment & Supplies
BioMerieux	274	36,984
EssilorLuxottica SA	260	74,920
		111,904

Israel 0.62%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	3,005	46,608

Japan 1.54%

Health Care Equipment & Supplies
Terumo Corp.	6,037	115,552
Investments	Shares	U.S. $ Fair Value
Netherlands 3.84%

Biotechnology
Argenx SE*	399	$257,933
Argenx SE*	49	30,675
		288,608

Spain 1.63%

Biotechnology
Pharma Mar SA	1,450	122,832

Sweden 1.03%

Biotechnology
Swedish Orphan Biovitrum AB*	2,534	77,071

Switzerland 4.30%

Health Care Equipment & Supplies 0.70%
Straumann Holding AG Registered Shares	430	52,433

Life Sciences Tools & Services 2.32%
Lonza Group AG Registered Shares	243	174,598

Pharmaceuticals 1.28%
Galderma Group AG	826	95,936
Total Switzerland		322,967

United Kingdom 4.40%

Pharmaceuticals
AstraZeneca PLC	1,491	213,611
Verona Pharma PLC ADR*	1,618	116,609
		330,220

United States 74.95%

Biotechnology 19.21%
ADMA Biologics, Inc.*	5,047	120,119
Akero Therapeutics, Inc.*	945	43,101
Arcellx, Inc.*	1,184	76,901

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Blueprint Medicines Corp.*	1,172	$104,894
Bridgebio Pharma, Inc.*	2,315	88,803
Gilead Sciences, Inc.	2,591	276,045
Insmed, Inc.*	1,123	80,856
Krystal Biotech, Inc.*	214	36,354
Madrigal Pharmaceuticals, Inc.*	243	81,140
Mirum Pharmaceuticals, Inc.*	1,678	72,909
Natera, Inc.*	1,594	240,582
Nuvalent, Inc. Class A*	528	40,524
Rhythm Pharmaceuticals, Inc.*	1,087	70,862
Summit Therapeutics, Inc.*	327	7,887
TG Therapeutics, Inc.*	1,456	66,263
United Therapeutics Corp.*	118	35,765
		1,443,005

Health Care Equipment & Supplies 25.28%
Abbott Laboratories	1,645	215,084
Alcon AG	1,456	142,120
Boston Scientific Corp.*	3,588	369,098
Ceribell, Inc.*	3,779	60,804
Glaukos Corp.*	598	56,362
Globus Medical, Inc. Class A*	1,073	77,009
Insulet Corp.*	460	116,053
Intuitive Surgical, Inc.*	711	366,734
Masimo Corp.*	331	53,278
Penumbra, Inc.*	331	96,930
PROCEPT BioRobotics Corp.*	1,278	68,986
Stryker Corp.	740	276,701
		1,899,159

Health Care Providers & Services 10.74%
Cencora, Inc.	692	202,528
CVS Health Corp.	2,379	158,703
Encompass Health Corp.	983	115,001
GeneDx Holdings Corp.*	610	40,779
Guardant Health, Inc.*	2,499	118,028
UnitedHealth Group, Inc.	417	171,570
		806,609
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Technology 4.14%
Doximity, Inc. Class A*	2,177	$123,828
Veeva Systems, Inc. Class A*	406	94,878
Waystar Holding Corp.*	2,483	92,293
		310,999

Life Sciences Tools & Services 0.70%
Waters Corp.*	151	52,507

Pharmaceuticals 14.88%
Eli Lilly & Co.	977	878,274
Tarsus Pharmaceuticals, Inc.*	4,621	239,876
		1,118,150
Total United States		5,630,429
Total Common Stocks (cost $5,602,003)		7,438,180
Total Investments in Securities 99.01% (cost $5,602,003)		7,438,180
Other Assets and Liabilities – Net 0.99%		74,008
Net Assets 100.00%		$7,512,188

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$57,488	$–	$57,488
Belgium	–	164,455	–	164,455
Denmark	62,722	62,248	–	124,970
France	–	111,904	–	111,904
Japan	–	115,552	–	115,552
Netherlands	–	288,608	–	288,608
Spain	–	122,832	–	122,832
Sweden	–	77,071	–	77,071
Switzerland	–	322,967	–	322,967
United Kingdom	116,609	213,611	–	330,220
United States	5,488,309	142,120	–	5,630,429
Remaining Countries	91,684	–	–	91,684
Total	$5,759,324	$1,678,856	$–	$7,438,180

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.30%
COMMON STOCKS 96.30%

Australia 2.62%

Diversified REITS 0.57%
Charter Hall Group	193,000	$2,086,704

Industrial REITS 0.43%
Goodman Group	82,000	1,569,794

Insurance 0.66%
QBE Insurance Group Ltd.	175,636	2,427,276

Metals & Mining 0.96%
BHP Group Ltd.	146,423	3,489,795
Total Australia		9,573,569

Austria 1.60%

Banks
BAWAG Group AG†	30,998	3,397,629
Erste Group Bank AG	36,160	2,448,813
		5,846,442

Brazil 0.80%

Broadline Retail
MercadoLibre, Inc.*	1,255	2,925,217

Canada 0.78%

Metals & Mining 0.33%
Teck Resources Ltd. Class B	36,000	1,223,640

Oil, Gas & Consumable Fuels 0.45%
Imperial Oil Ltd.	24,400	1,645,841
Total Canada		2,869,481

China 5.58%

Automobiles 0.78%
BYD Co. Ltd. Class H	59,824	2,841,413

Broadline Retail 1.51%
Alibaba Group Holding Ltd.	371,000	5,539,040
Investments	Shares	U.S. $ Fair Value
China (continued)

Interactive Media & Services 2.01%
Tencent Holdings Ltd.	119,747	$7,334,617

Technology Hardware, Storage & Peripherals 0.71%
Xiaomi Corp. Class B†*	406,600	2,603,134

Textiles, Apparel & Luxury Goods 0.57%
ANTA Sports Products Ltd.	176,600	2,086,673
Total China		20,404,877

Denmark 0.98%

Beverages
Carlsberg AS Class B	26,238	3,575,023

France 12.10%

Aerospace & Defense 1.76%
Safran SA	12,905	3,434,274
Thales SA	10,687	2,993,667
		6,427,941

Banks 0.88%
Societe Generale SA	61,384	3,200,499

Building Products 1.80%
Cie de Saint-Gobain SA	60,639	6,592,550

Chemicals 1.37%
Air Liquide SA	24,382	5,009,969

Food Products 0.93%
Danone SA	39,407	3,390,831

Health Care Equipment & Supplies 1.80%
BioMerieux	9,150	1,235,070
EssilorLuxottica SA	18,617	5,364,544
		6,599,614

Insurance 1.48%
AXA SA	114,713	5,425,454

Oil, Gas & Consumable Fuels 0.90%
TotalEnergies SE	57,696	3,286,087

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Personal Care Products 0.71%
L’Oreal SA*	5,895	$2,604,798

Textiles, Apparel & Luxury Goods 0.47%
LVMH Moet Hennessy Louis Vuitton SE	3,120	1,728,260
Total France		44,266,003

Germany 15.08%

Aerospace & Defense 1.76%
Rheinmetall AG	3,780	6,437,538

Banks 1.02%
Commerzbank AG	141,702	3,750,503

Construction Materials 1.41%
Heidelberg Materials AG	25,875	5,172,761

Diversified Telecommunication Services 1.67%
Deutsche Telekom AG Registered Shares	169,685	6,094,667

Electrical Equipment 1.31%
Siemens Energy AG*	61,928	4,779,830

Industrial Conglomerates 1.41%
Siemens AG	22,410	5,160,158

Insurance 3.17%
Allianz SE Registered Shares	17,640	7,295,493
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares*	6,258	4,284,286
		11,579,779

Software 2.73%
SAP SE	34,074	9,969,668

Textiles, Apparel & Luxury Goods 0.60%
adidas AG	9,528	2,192,312
Total Germany		55,137,216
Investments	Shares	U.S. $ Fair Value
Greece 0.65%

Banks
Alpha Services & Holdings SA	969,409	$2,363,643

Hungary 0.67%

Banks
OTP Bank Nyrt	33,021	2,439,195

India 4.78%

Banks 0.98%
ICICI Bank Ltd. ADR	106,559	3,576,120

Electric: Utilities 0.67%
Power Grid Corp. of India Ltd.	672,749	2,443,382

Health Care Providers & Services 0.66%
Max Healthcare Institute Ltd.	185,919	2,412,160

Hotels, Restaurants & Leisure 0.61%
MakeMyTrip Ltd.*	21,399	2,243,043

Oil, Gas & Consumable Fuels 0.49%
Reliance Industries Ltd.	108,576	1,802,831

Wireless Telecommunication Services 1.37%
Bharti Airtel Ltd.	226,414	4,994,293
Total India		17,471,829

Ireland 0.66%

Trading Companies & Distributors
AerCap Holdings NV	22,933	2,430,898

Italy 2.67%

Banks 1.09%
UniCredit SpA	68,747	3,999,760

Beverages 1.06%
Coca-Cola HBC AG	74,159	3,861,735

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA	16,750	$1,891,069
Total Italy		9,752,564

Japan 13.45%

Banks 1.52%
Mizuho Financial Group, Inc.	90,500	2,262,736
Sumitomo Mitsui Financial Group, Inc.	138,021	3,292,797
		5,555,533

Building Products 0.74%
Sanwa Holdings Corp.	82,700	2,714,436

Entertainment 1.77%
Nintendo Co. Ltd.	77,900	6,467,257

Health Care Equipment & Supplies 0.76%
Terumo Corp.	145,100	2,777,319

Industrial Conglomerates 2.06%
Hitachi Ltd.	305,300	7,545,646

Information Technology Services 1.22%
Fujitsu Ltd.	200,500	4,454,198

Insurance 1.11%
Sompo Holdings, Inc.	123,500	4,047,230

Machinery 1.68%
Ebara Corp.	118,800	1,784,588
Mitsubishi Heavy Industries Ltd.	221,800	4,372,308
		6,156,896

Specialty Retail 0.60%
Fast Retailing Co. Ltd.	6,700	2,203,930

Textiles, Apparel & Luxury Goods 0.68%
Asics Corp.	116,000	2,493,309
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Tobacco 1.31%
Japan Tobacco, Inc.	155,000	$4,775,246
Total Japan		49,191,000

Mexico 0.63%

Banks
Grupo Financiero Banorte SAB de CV Class O	269,000	2,311,613

Netherlands 0.59%

Chemicals
Akzo Nobel NV	33,877	2,138,808

Poland 0.64%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA	121,981	2,345,198

Singapore 0.78%

Banks
DBS Group Holdings Ltd.	88,200	2,865,546

South Korea 1.86%

Aerospace & Defense 1.21%
Hanwha Aerospace Co. Ltd.	7,850	4,411,728

Banks 0.37%
KB Financial Group, Inc.	21,600	1,365,092

Electrical Equipment 0.28%
LS Electric Co. Ltd.	7,000	1,011,025
Total South Korea		6,787,845

Spain 3.10%

Banks 0.76%
Banco Bilbao Vizcaya Argentaria SA	202,738	2,782,384

Electric: Utilities 1.38%
Iberdrola SA	280,678	5,059,461

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Spain (continued)

Specialty Retail 0.96%
Industria de Diseno Textil SA(a)	65,137	$3,502,741
Total Spain		11,344,586

Sweden 0.59%

Machinery
Atlas Copco AB Class A	139,373	2,157,312

Switzerland 2.78%
Food Products 0.88%
Chocoladefabriken Lindt & Spruengli AG	222	3,235,427

Life Sciences Tools & Services 1.22%
Lonza Group AG Registered Shares	6,189	4,446,854

Textiles, Apparel & Luxury Goods 0.68%
Cie Financiere Richemont SA Class A	14,144	2,499,318
Total Switzerland		10,181,599

Taiwan 3.55%

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	42,000	1,784,709
Taiwan Semiconductor Manufacturing Co. Ltd.	395,714	11,212,378
		12,997,087

United Kingdom 8.58%

Banks 0.64%
NatWest Group PLC	367,000	2,360,650

Capital Markets 1.58%
London Stock Exchange Group PLC	18,299	2,849,364
St. James’s Place PLC	231,392	2,916,776
		5,766,140
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Electric: Utilities 0.72%
SSE PLC	117,107	$2,640,303

Personal Care Products 1.69%
Unilever PLC	96,943	6,172,349

Pharmaceuticals 1.42%
AstraZeneca PLC	36,263	5,195,284

Professional Services 1.22%
RELX PLC	81,815	4,465,065

Tobacco 1.31%
Imperial Brands PLC	116,749	4,790,568
Total United Kingdom		31,390,359

United States 10.78%

Construction Materials 1.22%
CRH PLC	47,200	4,476,943

Electrical Equipment 1.86%
Schneider Electric SE	29,177	6,817,082

Entertainment 1.11%
Spotify Technology SA*	6,590	4,046,128

Food Products 1.00%
Nestle SA Registered Shares	34,414	3,662,936

Health Care Equipment & Supplies 1.02%
Alcon AG	38,328	3,723,967

Interactive Media & Services 0.64%
Meta Platforms, Inc. Class A	4,285	2,352,465

Oil, Gas & Consumable Fuels 1.53%
Shell PLC	173,305	5,592,855

Pharmaceuticals 1.91%
Eli Lilly & Co.	2,234	2,008,255
Sanofi SA	45,334	4,959,169
		6,967,424

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Semiconductors & Semiconductor Equipment 0.49%
Broadcom, Inc.	9,202	$1,771,109
Total United States		39,410,909
Total Common Stocks (cost $263,724,077)		352,177,819

	Principal Amount
SHORT-TERM INVESTMENTS 3.52%

Repurchase Agreements 2.68%

Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $10,383,900 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $9,994,713; proceeds: $9,799,685 (cost $9,798,596)	$9,798,596	9,798,596

Time Deposits 0.08%
CitiBank N.A.(b) (cost $308,330)	308,330	308,330
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.76%
Fidelity Government Portfolio(b) (cost $2,774,970)	2,774,970	$2,774,970
Total Short-Term Investments (cost $12,881,896)		12,881,896
Total Investments in Securities 99.82% (cost $276,605,973)		365,059,715
Other Assets and Liabilities – Net 0.18%		643,793
Net Assets 100.00%		$365,703,508

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $6,000,763, which represents 1.64% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,925,217	$–	$–	$2,925,217
Canada	2,869,481	–	–	2,869,481
India	5,819,163	11,652,666	–	17,471,829
Ireland	2,430,898	–	–	2,430,898
Mexico	2,311,613	–	–	2,311,613
United States	14,654,900	24,756,009	–	39,410,909
Remaining Countries	–	284,757,872	–	284,757,872
Short-Term Investments
Repurchase Agreements	–	9,798,596	–	9,798,596
Time Deposits	–	308,330	–	308,330
Money Market Funds	2,774,970	–	–	2,774,970
Total	$33,786,242	$331,273,473	$–	$365,059,715

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.63%
COMMON STOCKS 97.63%

Australia 2.66%

Automobile Components 0.25%
Amotiv Ltd.	153,173	$759,529

Diversified REITS 0.63%
Charter Hall Group	180,000	1,946,149

Insurance 0.71%
Steadfast Group Ltd.	580,000	2,179,561

Professional Services 0.72%
ALS Ltd.	200,000	2,202,211

Trading Companies & Distributors 0.35%
Redox Ltd.	575,000	1,075,044
Total Australia		8,162,494

Austria 2.00%

Banks 0.80%
BAWAG Group AG†	22,376	2,452,588

Construction Materials 1.20%
Wienerberger AG	105,000	3,686,749
Total Austria		6,139,337

Belgium 1.02%

Health Care REITS
Aedifica SA	39,000	3,126,481

Canada 9.78%

Capital Markets 1.45%
TMX Group Ltd.	110,000	4,457,928

Consumer Staples Distribution & Retail 1.56%
North West Co., Inc.	118,800	4,765,443

Gas Utilities 0.96%
Brookfield Infrastructure Corp. Class A	78,889	2,955,047
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Metals & Mining 1.98%
Alamos Gold, Inc. Class A	160,929	$4,600,473
Capstone Copper Corp.*	306,100	1,474,325
		6,074,798

Oil, Gas & Consumable Fuels 2.41%
MEG Energy Corp.	75,600	1,060,572
Parkland Corp.	120,000	3,023,067
Topaz Energy Corp.	75,000	1,252,901
Whitecap Resources, Inc.(a)	363,000	2,059,089
		7,395,629

Retail REITS 1.08%
First Capital Real Estate Investment Trust	267,200	3,310,443

Trading Companies & Distributors 0.34%
Finning International, Inc.	36,500	1,030,186
Total Canada		29,989,474

China 0.58%

Textiles, Apparel & Luxury Goods
Xtep International Holdings Ltd.	2,600,000	1,773,071

Denmark 1.19%

Beverages 0.84%
Royal Unibrew AS	32,454	2,578,490

Biotechnology 0.35%
Zealand Pharma AS*	14,959	1,057,991
Total Denmark		3,636,481

Finland 0.55%

Containers & Packaging
Huhtamaki OYJ	46,000	1,693,614

France 3.70%

Household Durables 0.91%
Kaufman & Broad SA	71,000	2,787,720

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Information Technology Services 0.53%
Sopra Steria Group	8,000	$1,640,311

Oil, Gas & Consumable Fuels 1.16%
Gaztransport Et Technigaz SA	21,749	3,545,148

Personal Care Products 0.27%
Interparfums SA	20,644	818,262

Software 0.83%
Planisware SA*	93,781	2,544,424
Total France		11,335,865

Germany 10.31%

Information Technology Services 0.74%
IONOS Group SE*	68,000	2,268,404

Interactive Media & Services 1.30%
Scout24 SE†	33,500	3,992,421

Life Sciences Tools & Services 0.41%
Gerresheimer AG	18,367	1,246,158

Machinery 3.47%
Deutz AG	360,000	2,795,192
RENK Group AG	130,000	7,831,738
		10,626,930

Media 1.14%
Stroeer SE & Co. KGaA	58,500	3,493,118

Real Estate Management & Development 1.06%
TAG Immobilien AG*	200,433	3,263,238

Wireless Telecommunication Services 2.19%
Freenet AG	161,579	6,718,956
Total Germany		31,609,225

Greece 1.28%

Banks
Alpha Services & Holdings SA	1,612,221	3,930,967
Investments	Shares	U.S. $ Fair Value
Hong Kong 0.36%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	165,200	$1,111,379

India 0.59%

Commercial Services & Supplies
CMS Info Systems Ltd.	345,399	1,800,118

Indonesia 0.41%

Specialty Retail
Map Aktif Adiperkasa PT	31,786,100	1,243,693

Ireland 1.08%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	577,534	3,310,554

Israel 1.12%

Capital Markets
Tel Aviv Stock Exchange Ltd.	279,657	3,438,460

Italy 4.81%

Automobile Components 0.83%
Pirelli & C SpA†	410,000	2,534,824

Health Care Equipment & Supplies 0.89%
DiaSorin SpA	24,000	2,742,641

Hotels, Restaurants & Leisure 1.72%
Lottomatica Group SpA	230,833	5,261,565

Textiles, Apparel & Luxury Goods 1.37%
Brunello Cucinelli SpA	37,366	4,218,609
Total Italy		14,757,639

Japan 20.97%
Banks 1.61%
Mebuki Financial Group, Inc.	1,010,000	4,934,987

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Beverages 1.67%
Coca-Cola Bottlers Japan Holdings, Inc.	271,900	$5,108,132

Building Products 1.47%
Sanwa Holdings Corp.	137,700	4,519,683

Chemicals 1.39%
Aica Kogyo Co. Ltd.	99,400	2,304,520
Kansai Paint Co. Ltd.	129,000	1,944,455
		4,248,975

Commercial Services & Supplies 0.74%
Japan Elevator Service Holdings Co. Ltd.	105,000	2,270,012

Construction & Engineering 0.64%
SHO-BOND Holdings Co. Ltd.	54,600	1,959,943

Electronic Equipment, Instruments & Components 1.38%
Azbil Corp.	492,400	4,240,199

Information Technology Services 1.82%
NS Solutions Corp.	90,476	2,146,524
Simplex Holdings, Inc.	162,100	3,430,934
		5,577,458

Machinery 3.88%
DMG Mori Co. Ltd.	145,400	2,527,301
Fujitec Co. Ltd.	102,800	4,027,525
Kawasaki Heavy Industries Ltd.	34,000	2,028,156
Miura Co. Ltd.	75,000	1,597,533
Organo Corp.	36,000	1,723,280
		11,903,795

Media 0.51%
Kadokawa Corp.	58,800	1,581,300
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Real Estate Management & Development 0.77%
Tokyu Fudosan Holdings Corp.	337,800	$2,365,888

Software 2.11%
Money Forward, Inc.*	91,400	2,737,850
OBIC Business Consultants Co. Ltd.	77,600	3,730,354
		6,468,204

Specialty Retail 1.94%
JINS Holdings, Inc.	94,700	5,938,955

Wireless Telecommunication Services 1.04%
Okinawa Cellular Telephone Co.	107,200	3,178,678
Total Japan		64,296,209

Jordan 1.25%

Pharmaceuticals
Hikma Pharmaceuticals PLC	144,264	3,822,932

Mexico 0.80%

Consumer Finance
Gentera SAB de CV	1,402,820	2,449,329

Netherlands 1.78%

Insurance 1.34%
ASR Nederland NV	65,000	4,101,424

Semiconductors & Semiconductor Equipment 0.44%
BE Semiconductor Industries NV	12,583	1,362,785
Total Netherlands		5,464,209

New Zealand 0.50%

Transportation Infrastructure
Port of Tauranga Ltd.	415,000	1,518,600

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Peru 1.37%

Banks
Intercorp Financial Services, Inc.	124,356	$4,211,938

Poland 0.57%

Banks
Alior Bank SA	65,000	1,761,360

South Korea 0.25%

Banks
BNK Financial Group, Inc.	105,000	765,348

Spain 3.07%

Air Freight & Logistics 1.26%
Logista Integral SA	113,000	3,863,278

Banks 0.87%
Unicaja Banco SA†(a)	1,400,000	2,668,471

Containers & Packaging 0.94%
Vidrala SA	26,421	2,879,835
Total Spain		9,411,584

Sweden 2.85%

Commercial Services & Supplies 1.95%
Loomis AB	143,468	5,971,342

Consumer Staples Distribution & Retail 0.45%
Axfood AB	50,000	1,397,818

Leisure Products 0.45%
Thule Group AB†	60,000	1,367,635
Total Sweden		8,736,795

Switzerland 5.36%

Building Products 2.58%
Belimo Holding AG Registered Shares	4,950	4,205,824
dormakaba Holding AG	4,400	3,711,651
		7,917,475
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Capital Markets 0.84%
EFG International AG	170,000	$2,571,815

Health Care Equipment & Supplies 0.61%
Medacta Group SA†	11,500	1,866,895

Life Sciences Tools & Services 0.33%
Siegfried Holding AG	8,470	1,008,409

Machinery 1.00%
Sulzer AG Registered Shares	18,156	3,073,088
Total Switzerland		16,437,682

Taiwan 1.28%

Electronic Equipment, Instruments & Components 0.36%
Chroma ATE, Inc.	122,000	1,115,231

Semiconductors & Semiconductor Equipment 0.92%
Realtek Semiconductor Corp.	85,000	1,397,320
Visual Photonics Epitaxy Co. Ltd.	450,000	1,404,986
		2,802,306
Total Taiwan		3,917,537

United Kingdom 16.14%

Aerospace & Defense 0.78%
Chemring Group PLC	446,488	2,384,849

Capital Markets 3.04%
Man Group PLC	632,677	1,380,918
Marex Group PLC	76,846	3,408,120
St. James’s Place PLC	360,000	4,537,924
		9,326,962

Chemicals 0.31%
Victrex PLC	85,000	943,498

Construction & Engineering 0.50%
Renew Holdings PLC	150,000	1,518,323

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Construction Materials 1.10%
Breedon Group PLC	589,923	$3,385,338

Food Products 2.92%
Cranswick PLC	57,000	3,945,018
Premier Foods PLC	1,151,913	3,058,029
Tate & Lyle PLC	263,578	1,964,451
		8,967,498

Health Care Equipment & Supplies 1.13%
ConvaTec Group PLC†	1,000,000	3,476,659

Household Durables 1.18%
Persimmon PLC	208,907	3,615,338

Insurance 0.74%
Lancashire Holdings Ltd.	299,653	2,255,518

Machinery 1.21%
Rotork PLC	910,000	3,705,309

Residential REITS 1.34%
UNITE Group PLC	357,729	4,109,958

Specialized REITS 0.68%
Big Yellow Group PLC	155,247	2,090,071

Trading Companies & Distributors 1.21%
Ashtead Technology Holdings PLC	250,000	1,667,170
Howden Joinery Group PLC	200,000	2,056,699
		3,723,869
Total United Kingdom		49,503,190
Total Common Stocks (cost $249,461,833)		299,355,565
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.71%

Repurchase Agreements 2.49%

Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $8,100,700 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $7,797,123; proceeds: $7,644,906 (cost $7,644,057)	$7,644,057	$7,644,057

Time Deposits 0.12%
CitiBank N.A.(b) (cost $372,536)	372,536	372,536

	Shares

Money Market Funds 1.10%

Fidelity Government Portfolio(b) (cost $3,352,822)	3,352,822	3,352,822
Total Short-Term Investments (cost $11,369,415)		11,369,415
Total Investments in Securities 101.34% (cost $260,831,248)		310,724,980
Other Assets and Liabilities – Net (1.34)%		(4,101,785)
Net Assets 100.00%		$306,623,195

REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $18,359,493, which represents 5.99% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$2,202,211	$5,960,283	$–	$8,162,494
Canada	29,989,474	–	–	29,989,474
Denmark	2,578,490	1,057,991	–	3,636,481
Ireland	3,310,554	–	–	3,310,554
Mexico	2,449,329	–	–	2,449,329
Peru	4,211,938	–	–	4,211,938
Switzerland	1,008,409	15,429,273	–	16,437,682
United Kingdom	9,851,487	39,651,703	–	49,503,190
Remaining Countries	–	181,654,423	–	181,654,423
Short-Term Investments
Repurchase Agreements	–	7,644,057	–	7,644,057
Time Deposits	–	372,536	–	372,536
Money Market Funds	3,352,822	–	–	3,352,822
Total	$58,954,714	$251,770,266	$–	$310,724,980

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.42%
COMMON STOCKS 95.42%

Australia 3.44%

Insurance 1.47%
QBE Insurance Group Ltd.	459,429	$6,349,273

Metals & Mining 1.97%
BHP Group Ltd.	358,650	8,547,939
Total Australia		14,897,212

Austria 3.46%

Banks 2.43%
BAWAG Group AG†	54,375	5,959,935
Erste Group Bank AG	67,682	4,583,534
		10,543,469

Construction Materials 1.03%
Wienerberger AG	126,790	4,451,837
Total Austria		14,995,306

Canada 3.85%

Insurance 0.94%
Manulife Financial Corp.	133,067	4,078,109

Metals & Mining 0.79%
Teck Resources Ltd. Class B	99,996	3,398,239

Oil, Gas & Consumable Fuels 2.12%
Parkland Corp.	135,200	3,405,989
Pembina Pipeline Corp.	151,107	5,776,395
		9,182,384
Total Canada		16,658,732

China 0.69%

Marine Transportation
SITC International Holdings Co. Ltd.	1,086,000	3,003,597
Investments	Shares	U.S. $ Fair Value
France 13.62%

Aerospace & Defense 1.33%
Thales SA	20,543	$5,754,553

Banks 1.53%
Societe Generale SA	127,254	6,634,892

Building Products 1.79%
Cie de Saint-Gobain SA	71,073	7,726,914

Capital Markets 0.35%
Amundi SA†	19,412	1,533,377

Diversified Telecommunication Services 1.55%
Orange SA	463,659	6,726,785

Gas Utilities 1.18%
Rubis SCA	156,365	5,089,800

Hotels, Restaurants & Leisure 1.16%
Sodexo SA	78,854	5,005,400

Information Technology Services 0.82%
Capgemini SE	22,097	3,527,838

Insurance 2.66%
AXA SA	243,756	11,528,658

Media 1.25%
Publicis Groupe SA	53,329	5,426,065
Total France		58,954,282

Germany 6.20%

Automobiles 0.38%
Bayerische Motoren Werke AG	19,556	1,658,691

Chemicals 1.01%
FUCHS SE	113,347	4,357,385

Health Care Providers & Services 2.26%
Fresenius SE & Co. KGaA*	205,996	9,784,174

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Industrial Conglomerates 1.68%
Siemens AG	31,548	$7,264,287

Real Estate Management & Development 0.87%
Vonovia SE	113,451	3,763,181
Total Germany		26,827,718

Indonesia 0.49%

Banks
Bank Negara Indonesia Persero Tbk. PT	8,491,287	2,139,797

Ireland 1.31%

Trading Companies & Distributors
AerCap Holdings NV	53,349	5,654,994

Italy 4.51%

Beverages 1.36%
Coca-Cola HBC AG	113,429	5,906,670

Electric: Utilities 2.15%
Enel SpA	1,071,701	9,290,547

Passenger Airlines 1.00%
Ryanair Holdings PLC	182,421	4,342,441
Total Italy		19,539,658

Japan 13.64%

Automobiles 1.35%
Toyota Motor Corp.	305,500	5,834,870

Banks 2.90%
Mizuho Financial Group, Inc.	252,900	6,323,160
Sumitomo Mitsui Financial Group, Inc.	260,789	6,221,699
		12,544,859

Building Products 0.82%
Sanwa Holdings Corp.	108,600	3,564,543
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electrical Equipment 1.00%
Fuji Electric Co. Ltd.	97,201	$4,322,210

Electronic Equipment, Instruments & Components 0.73%
Murata Manufacturing Co. Ltd.	221,051	3,149,216

Entertainment 1.09%
Nintendo Co. Ltd.	56,600	4,698,932

Industrial Conglomerates 1.07%
Hitachi Ltd.	186,950	4,620,565

Insurance 1.81%
Sompo Holdings, Inc.	239,481	7,848,055

Machinery 0.73%
Kawasaki Heavy Industries Ltd.	53,200	3,173,468

Trading Companies & Distributors 1.16%
ITOCHU Corp.	97,975	5,010,729

Wireless Telecommunication Services 0.98%
KDDI Corp.	240,000	4,253,666
Total Japan		59,021,113

Mexico 1.06%

Banks
Grupo Financiero Banorte SAB de CV Class O	535,668	4,603,186

Netherlands 3.75%

Chemicals 1.50%
Akzo Nobel NV	102,852	6,493,513

Insurance 2.25%
NN Group NV	158,868	9,741,848
Total Netherlands		16,235,361

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Poland 1.26%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA	282,553	$5,432,343

Singapore 0.89%

Banks
United Overseas Bank Ltd.	145,008	3,851,244

South Korea 0.82%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	90,403	3,527,302

Spain 4.32%

Banks 1.36%
CaixaBank SA(a)	768,531	5,890,180

Electric: Utilities 2.25%
Iberdrola SA	539,077	9,717,323

Information Technology Services 0.71%
Indra Sistemas SA	96,942	3,090,888
Total Spain		18,698,391

Sweden 2.41%

Commercial Services & Supplies 1.29%
Loomis AB	133,610	5,561,039

Machinery 1.12%
Volvo AB Class B	178,938	4,864,165
Total Sweden		10,425,204

Taiwan 0.76%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	116,514	3,301,372
Investments	Shares	U.S. $ Fair Value
United Kingdom 16.81%

Banks 4.29%
HSBC Holdings PLC	668,435	$7,451,298
Lloyds Banking Group PLC	11,309,909	11,111,733
		18,563,031

Broadline Retail 1.22%
Next PLC	31,953	5,271,494

Capital Markets 1.28%
St. James’s Place PLC	441,453	5,564,667

Electric: Utilities 1.61%
SSE PLC	308,927	6,965,090

Health Care Equipment & Supplies 1.28%
Smith & Nephew PLC	395,535	5,566,199

Household Durables 0.80%
Persimmon PLC	199,338	3,449,737

Personal Care Products 2.40%
Unilever PLC	163,097	10,384,367

Residential REITS 1.21%
UNITE Group PLC	454,734	5,224,450

Tobacco 2.72%
Imperial Brands PLC	286,765	11,766,844
Total United Kingdom		72,755,879

United States 12.13%

Construction Materials 1.08%
CRH PLC	49,264	4,672,714

Food Products 1.44%
Nestle SA Registered Shares	58,568	6,233,825

Oil, Gas & Consumable Fuels 3.96%
BP PLC	966,064	4,460,695
Shell PLC ADR	196,643	12,679,541
		17,140,236

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 5.65%
Novartis AG Registered Shares	68,510	$7,814,059
Roche Holding AG	22,574	7,381,390
Sanofi SA	84,830	9,279,709
		24,475,158
Total United States		52,521,933
Total Common Stocks (cost $352,369,850)		413,044,624

	Principal Amount

SHORT-TERM INVESTMENTS 4.36%

Repurchase Agreements 3.51%

Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $16,117,700 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $15,513,537; proceeds: $15,210,964 (cost $15,209,274)	$15,209,274	15,209,274

Time Deposits 0.09%
CitiBank N.A.(b) (cost $364,895)	364,895	364,895
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.76%

Fidelity Government Portfolio(b) (cost $3,284,055)	3,284,055	$3,284,055
Total Short-Term Investments (cost $18,858,224)		18,858,224
Total Investments in Securities 99.78% (cost $371,228,074)		431,902,848
Other Assets and Liabilities – Net 0.22%		969,645
Net Assets 100.00%		$432,872,493

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $7,493,312, which represents 1.73% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$16,658,732	$–	$–	$16,658,732
China	3,003,597	–	–	3,003,597
Ireland	5,654,994	–	–	5,654,994
Mexico	4,603,186	–	–	4,603,186
United States	17,352,255	35,169,678	–	52,521,933
Remaining Countries	–	330,602,182	–	330,602,182
Short-Term Investments
Repurchase Agreements	–	15,209,274	–	15,209,274
Time Deposits	–	364,895	–	364,895
Money Market Funds	3,284,055	–	–	3,284,055
Total	$50,556,819	$381,346,029	$–	$431,902,848

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.63%
COMMON STOCKS 98.63%

Aerospace & Defense 1.98%
Kratos Defense & Security Solutions, Inc.*	95,683	$3,232,650

Beverages 1.97%
Vita Coco Co., Inc.*	97,468	3,221,317

Biotechnology 15.07%
Arcellx, Inc.*	37,180	2,414,841
CareDx, Inc.*	115,618	1,951,632
Janux Therapeutics, Inc.*	27,953	928,040
Mirum Pharmaceuticals, Inc.*	84,552	3,673,784
Rhythm Pharmaceuticals, Inc.*	43,358	2,826,508
Scholar Rock Holding Corp.*	111,656	3,674,599
Soleno Therapeutics, Inc.*	17,911	1,340,817
Travere Therapeutics, Inc.*	128,317	2,670,277
Twist Bioscience Corp.*	21,383	819,397
Vera Therapeutics, Inc.*	33,077	773,009
Veracyte, Inc.*	53,532	1,632,726
Vericel Corp.*	26,592	1,011,028
Xenon Pharmaceuticals, Inc. (Canada)*(a)	24,156	922,759
Total		24,639,417

Capital Markets 2.83%
Marex Group PLC (United Kingdom)(a)	61,326	2,719,808
Piper Sandler Cos.	7,872	1,898,097
Total		4,617,905

Commercial Services & Supplies 1.36%
VSE Corp.	19,365	2,217,680

Communications Equipment 1.03%
Calix, Inc.*	40,946	1,675,101
Investments	Shares	Fair Value
Construction & Engineering 6.96%
Argan, Inc.	26,151	$4,004,502
Limbach Holdings, Inc.*	33,838	3,239,650
Primoris Services Corp.	26,612	1,595,922
Sterling Infrastructure, Inc.*	17,009	2,541,655
Total		11,381,729

Consumer Staples Distribution & Retail 4.77%
Chefs’ Warehouse, Inc.*	58,789	3,349,209
Natural Grocers by Vitamin Cottage, Inc.	88,641	4,446,233
Total		7,795,442

Diversified Consumer Services 6.63%
OneSpaWorld Holdings Ltd. (Bahamas)(a)	92,615	1,546,671
Stride, Inc.*	24,735	3,518,554
Universal Technical Institute, Inc.*	205,624	5,769,809
Total		10,835,034

Electrical Equipment 1.46%
Powell Industries, Inc.	13,067	2,392,698

Electronic Equipment, Instruments & Components 5.56%
OSI Systems, Inc.*	20,904	4,279,885
PAR Technology Corp.*	46,507	2,716,009
Powerfleet, Inc. NJ*	415,171	2,092,462
Total		9,088,356

Entertainment 1.56%
IMAX Corp. (Canada)*(a)	104,649	2,546,110

Financial Services 3.95%
Paymentus Holdings, Inc. Class A*	133,156	4,322,244
Payoneer Global, Inc.*	302,498	2,126,561
Total		6,448,805

Food Products 1.44%
Vital Farms, Inc.*	68,750	2,354,000

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 6.29%
Artivion, Inc.*	90,764	$2,150,199
Beta Bionics, Inc.*(b)	52,083	575,517
Butterfly Network, Inc.*	321,467	752,233
Ceribell, Inc.*	70,023	1,126,670
Kestra Medical Technologies Ltd.*	47,369	1,139,698
NeuroPace, Inc.*	105,682	1,235,423
PROCEPT BioRobotics Corp.*	37,445	2,021,281
UFP Technologies, Inc.*	6,144	1,281,270
Total		10,282,291

Health Care Providers & Services 1.27%
GeneDx Holdings Corp.*	31,069	2,076,963

Health Care Technology 1.15%
Phreesia, Inc.*	75,561	1,886,003

Hotels, Restaurants & Leisure 0.71%
Sweetgreen, Inc. Class A*	59,884	1,166,540

Information Technology Services 2.10%
Grid Dynamics Holdings, Inc.*	242,560	3,434,650

Insurance 0.72%
TWFG, Inc.*	37,265	1,180,555

Interactive Media & Services 4.38%
Grindr, Inc.*	232,659	5,111,518
QuinStreet, Inc.*	116,573	2,042,359
Total		7,153,877

Life Sciences Tools & Services 1.31%
Adaptive Biotechnologies Corp.*	291,538	2,145,720

Personal Care Products 1.69%
Oddity Tech Ltd. Class A (Israel)*(a)(b)	45,034	2,766,889
Investments	Shares	Fair Value
Pharmaceuticals 5.93%
Enliven Therapeutics, Inc.*	44,855	$849,554
Evolus, Inc.*	117,520	1,339,728
LENZ Therapeutics, Inc.*(b)	32,078	914,704
Tarsus Pharmaceuticals, Inc.*	126,982	6,591,635
Total		9,695,621

Professional Services 4.32%
CRA International, Inc.	23,634	3,833,435
Huron Consulting Group, Inc.*	7,696	1,037,344
Willdan Group, Inc.*	55,841	2,188,967
Total		7,059,746

Semiconductors & Semiconductor Equipment 1.77%
Ambarella, Inc.*	34,421	1,651,864
Credo Technology Group Holding Ltd.*	28,815	1,240,485
Total		2,892,349

Software 10.42%
Agilysys, Inc.*	11,970	889,970
Alkami Technology, Inc.*	112,147	2,993,203
Cellebrite DI Ltd. (Israel)*(a)	143,803	2,845,861
Core Scientific, Inc.*	176,666	1,430,995
Life360, Inc.*	72,001	3,088,843
Opera Ltd. ADR	116,846	1,994,561
Viant Technology, Inc. Class A*	69,270	991,254
Weave Communications, Inc.*	263,974	2,798,124
Total		17,032,811
Total Common Stocks (cost $135,967,403)		161,220,259

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.25%

Repurchase Agreements 1.85%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $3,198,600 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $3,078,751; proceeds: $3,018,609 (cost $3,018,273)	$3,018,273	$3,018,273

Time Deposits 0.14%
CitiBank N.A.(c) (cost $229,838)	229,838	229,838
Investments	Shares	Fair Value
Money Market Funds 1.26%
Fidelity Government Portfolio(c) (cost $2,068,544)	2,068,544	$2,068,544
Total Short-Term Investments (cost $5,316,655)		5,316,655
Total Investments in Securities 101.88% (cost $141,284,058)		166,536,914
Other Assets and Liabilities – Net (1.88)%		(3,068,627)
Net Assets 100.00%		$163,468,287

ADR	American Depositary Receipt.
*	Non-income producng security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$161,220,259	$–	$–	$161,220,259
Short-Term Investments
Repurchase Agreements	–	3,018,273	–	3,018,273
Time Deposits	–	229,838	–	229,838
Money Market Funds	2,068,544	–	–	2,068,544
Total	$163,288,803	$3,248,111	$–	$166,536,914

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.36%
COMMON STOCKS 99.36%

Aerospace & Defense 1.89%
Curtiss-Wright Corp.	58,839	$20,292,983

Banks 4.84%
East West Bancorp, Inc.	215,132	18,404,543
First BanCorp	899,378	17,663,784
Wintrust Financial Corp.	141,674	15,749,898
Total		51,818,225

Beverages 1.51%
Coca-Cola Consolidated, Inc.	11,923	16,165,323

Biotechnology 1.29%
United Therapeutics Corp.*	45,513	13,794,535

Building Products 2.55%
Allegion PLC (Ireland)(a)	196,287	27,323,150

Capital Markets 6.59%
Cboe Global Markets, Inc.	106,656	23,656,301
Moelis & Co. Class A	212,928	11,408,682
SEI Investments Co.	224,618	17,585,343
TPG, Inc.	386,485	17,952,229
Total		70,602,555

Chemicals 1.29%
Avient Corp.	415,919	13,854,262

Commercial Services & Supplies 2.08%
Brady Corp. Class A	317,463	22,314,474

Construction & Engineering 1.51%
EMCOR Group, Inc.	40,358	16,171,451

Construction Materials 1.11%
Eagle Materials, Inc.	52,591	11,906,076

Consumer Staples Distribution & Retail 2.26%
BJ’s Wholesale Club Holdings, Inc.*	205,557	24,165,281
Investments	Shares	Fair Value
Electric: Utilities 1.81%
IDACORP, Inc.	164,525	$19,428,757

Electronic Equipment, Instruments & Components 8.57%
Advanced Energy Industries, Inc.	203,274	19,800,920
Belden, Inc.	219,167	22,598,309
Jabil, Inc.	117,621	17,238,534
Littelfuse, Inc.	78,686	14,345,245
TD SYNNEX Corp.	160,647	17,799,688
Total		91,782,696

Energy Equipment & Services 1.70%
TechnipFMC PLC (United Kingdom)(a)	645,159	18,174,129

Financial Services 1.36%
Compass Diversified Holdings	847,669	14,571,430

Ground Transportation 2.41%
Landstar System, Inc.	115,864	15,543,156
Saia, Inc.*	42,149	10,284,356
Total		25,827,512

Health Care Equipment & Supplies 4.69%
Cooper Cos., Inc.*	140,622	11,484,599
Globus Medical, Inc. Class A*	260,529	18,698,166
Integer Holdings Corp.*	159,065	20,091,500
Total		50,274,265

Health Care Providers & Services 1.32%
Labcorp Holdings, Inc.	58,591	14,121,017

Hotels, Restaurants & Leisure 3.46%
Choice Hotels International, Inc.(b)	144,771	18,257,071
Texas Roadhouse, Inc.	112,936	18,742,858
Total		36,999,929

Industrial REITS 1.49%
First Industrial Realty Trust, Inc.	335,256	15,951,480

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2025

Investments	Shares	Fair Value
Insurance 7.53%
American Financial Group, Inc.	174,496	$22,101,663
RenaissanceRe Holdings Ltd.	87,402	21,145,166
Ryan Specialty Holdings, Inc.	270,026	17,689,403
White Mountains Insurance Group Ltd.	11,124	19,661,114
Total		80,597,346

Leisure Products 2.29%
Acushnet Holdings Corp.	228,525	15,132,925
YETI Holdings, Inc.*	329,401	9,404,399
Total		24,537,324

Life Sciences Tools & Services 1.96%
Azenta, Inc.*	394,706	10,396,556
Bio-Techne Corp.	209,416	10,544,096
Total		20,940,652

Machinery 2.91%
AGCO Corp.	161,711	13,717,944
Crane Co.	108,077	17,398,236
Total		31,116,180

Media 1.84%
Criteo SA ADR*	579,474	19,736,884

Metals & Mining 1.11%
Reliance, Inc.	41,093	11,844,235

Multi-Utilities 1.69%
CMS Energy Corp.	245,864	18,107,884

Oil, Gas & Consumable Fuels 3.14%
Expand Energy Corp.	174,630	18,144,057
Permian Resources Corp.	1,314,389	15,509,790
Total		33,653,847
Investments	Shares	Fair Value
Professional Services 5.22%
CACI International, Inc. Class A*	39,691	$18,173,318
Genpact Ltd.	414,329	20,824,176
Paylocity Holding Corp.*	87,750	16,856,775
Total		55,854,269

Real Estate Management & Development 1.27%
Marcus & Millichap, Inc.	446,519	13,574,178

Residential REITS 1.19%
American Homes 4 Rent Class A	340,868	12,745,055

Semiconductors & Semiconductor Equipment 1.71%
Silicon Motion Technology Corp. ADR	369,135	18,272,182

Software 6.00%
Commvault Systems, Inc.*	142,386	23,796,972
Descartes Systems Group, Inc. (Canada)*(a)	237,563	25,036,765
Dolby Laboratories, Inc. Class A	201,365	15,462,818
Total		64,296,555

Specialty Retail 1.44%
Dick’s Sporting Goods, Inc.	82,335	15,457,573

Textiles, Apparel & Luxury Goods 1.07%
Ralph Lauren Corp.	50,964	11,464,352

Trading Companies & Distributors 5.26%
AerCap Holdings NV (Ireland)(a)	232,296	24,623,376
Core & Main, Inc. Class A*	383,387	20,196,827
MRC Global, Inc.*	985,552	11,481,681
Total		56,301,884
Total Common Stocks (cost $884,338,156)		1,064,039,930

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.66%

Repurchase Agreements 0.81%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $9,137,500 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $8,795,002; proceeds: $8,623,434 (cost $8,622,476)	$8,622,476	$8,622,476

Time Deposits 0.08%
CitiBank N.A.(c) (cost $911,389)	911,389	911,389
Investments	Shares	Fair Value
Money Market Funds 0.77%
Fidelity Government Portfolio(c) (cost $8,202,501)	8,202,501	$8,202,501
Total Short-Term Investments (cost $17,736,366)		17,736,366
Total Investments in Securities 101.02% (cost $902,074,522)		1,081,776,296
Other Assets and Liabilities – Net (1.02)%		(10,942,704)
Net Assets 100.00%		$1,070,833,592

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,064,039,930	$–	$–	$1,064,039,930
Short-Term Investments
Repurchase Agreements	–	8,622,476	–	8,622,476
Time Deposits	–	911,389	–	911,389
Money Market Funds	8,202,501	–	–	8,202,501
Total	$1,072,242,431	$9,533,865	$–	$1,081,776,296

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (unaudited)

April 30, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$371,394	$64,593,545	$26,283,899
Investments in Underlying Funds, at cost	539,154,050	–	–
Investments in securities, at fair value including $0, $0, $0, $218,526, $0, $0 and $0, respectively, of securities loaned	$371,394	$84,341,510	$32,934,931
Investments in Underlying Funds, at value	542,406,474	–	–
Cash	7	–	–
Foreign cash, at value (cost $0, $0, $43,797, $50, $325, $41,266 and $0, respectively)	–	–	43,785
Receivables:
Investments in Underlying Funds sold	173,232	–	–
Capital shares sold	94,001	164,951	19,106
Interest and dividends	41	339	70,195
Investment securities sold	–	–	–
From advisor (See Note 3)	–	15,001	14,016
Securities lending income	–	–	–
Prepaid expenses and other assets	44,288	78,213	24,977
Total assets	543,089,437	84,600,014	33,107,010
LIABILITIES:
Payables:
Capital shares reacquired	374,332	36,527	–
Trustees’ fees	100,143	6,007	15,461
12b-1 distribution plan	62,517	10,244	4,254
Fund administration	17,124	2,526	1,070
Investment securities purchased	–	–	–
Management fee	–	41,042	15,780
Collateral due to broker for securities lending	–	–	–
Accrued expenses	181,297	39,039	52,400
Total liabilities	735,413	135,385	88,965
Commitments and contingent liabilities	–	–	–
NET ASSETS	$542,354,024	$84,464,629	$33,018,045
COMPOSITION OF NET ASSETS:
Paid-in capital	$546,186,602	$71,346,318	$26,846,727
Total distributable earnings (loss)	(3,832,578)	13,118,311	6,171,318
Net Assets	$542,354,024	$84,464,629	$33,018,045

46	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$81,460,202	$1,304,022,065	$130,142,643	$4,417,451,006
–	–	–	–

$82,608,803	$1,835,048,756	$141,802,785	$6,215,460,901
–	–	–	–
–	50	1	6

50	339	41,459	–

–	–	–	–
101,098	433,612	811,284	3,532,156
119	1,447,627	179,453	109,315
–	–	350,340	–
5,949	–	12,828	19,810
–	–	5,331	–
13,351	72,683	122,982	64,839
82,729,370	1,837,003,067	143,326,463	6,219,187,027

99,301	765,324	30,731	3,205,314
14,812	374,228	1,420	454,963
3,936	224,247	3,812	791,840
2,623	58,764	4,444	190,820
–	–	757,229	–
52,450	812,637	49,994	2,467,438
221,100	–	–	–
70,527	672,962	60,539	939,474
464,749	2,908,162	908,169	8,049,849
–	–	–	–
$82,264,621	$1,834,094,905	$142,418,294	$6,211,137,178

$77,372,263	$1,211,255,199	$137,172,433	$4,648,829,799
4,892,358	622,839,706	5,245,861	1,562,307,379
$82,264,621	$1,834,094,905	$142,418,294	$6,211,137,178

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$349,893,545	$34,667,559	$12,234,036
Class C Shares	$8,543,083	$4,360,534	$2,012,512
Class F Shares	$7,232,899	$4,461,348	$178,404
Class F3 Shares	$50,532,562	$19,839	$12,075
Class I Shares	$103,832,725	$30,797,051	$16,174,703
Class P Shares	$–	$–	$–
Class R2 Shares	$809,270	$–	$–
Class R3 Shares	$14,185,111	$206,960	$161,240
Class R4 Shares	$3,229,968	$22,128	$8,642
Class R5 Shares	$343,062	$39,025	$8,692
Class R6 Shares	$3,751,799	$9,890,185	$2,227,741
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	14,739,753	1,044,867	950,456
Class C Shares	491,410	138,272	158,029
Class F Shares	300,330	132,147	13,529
Class F3 Shares	2,026,815	584	931
Class I Shares	4,195,170	911,875	1,203,186
Class P Shares	–	–	–
Class R2 Shares	36,298	–	–
Class R3 Shares	628,623	6,342	12,568
Class R4 Shares	136,476	667	670
Class R5 Shares	13,856	1,156	671
Class R6 Shares	150,431	291,098	171,537
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.74	$33.18	$12.87
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$25.19	$35.20	$13.66
Class C Shares-Net asset value	$17.38	$31.54	$12.74
Class F Shares-Net asset value	$24.08	$33.76	$13.19
Class F3 Shares-Net asset value	$24.93	$33.97	$12.97
Class I Shares-Net asset value	$24.75	$33.77	$13.44
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$22.30	$ –	$ –
Class R3 Shares-Net asset value	$22.57	$32.63	$12.83
Class R4 Shares-Net asset value*	$23.67	$33.19	$12.90
Class R5 Shares-Net asset value*	$24.76	$33.76	$12.96
Class R6 Shares-Net asset value	$24.94	$33.98	$12.99

*	Net asset value may not recalculate due to rounding of fractional shares.

48	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$10,222,303	$1,206,495,211	$15,052,667	$2,122,289,024
$2,152,046	$19,627,140	$678,132	$455,542,641
$1,840,630	$22,273,751	$9,019,045	$264,185,421
$11,047	$26,121,173	$17,675,506	$472,240,586
$63,553,087	$480,317,346	$94,028,549	$2,713,833,701
$–	$2,821,193	$–	$–
$–	$808,604	$–	$1,914,437
$–	$59,661,300	$917,395	$20,560,666
$–	$3,957,853	$19,124	$15,723,305
$13,533	$1,175,329	$19,038	$9,315,389
$4,471,975	$10,836,005	$5,008,838	$135,532,008

439,198	82,405,826	897,226	49,719,916
88,190	1,590,227	41,043	12,571,128
71,336	1,545,671	536,316	5,933,649
429	1,748,911	1,048,272	10,409,865
2,478,081	32,514,001	5,594,568	60,406,614
–	198,205	–	–
–	57,006	–	46,930
–	4,184,711	55,105	502,656
–	272,221	1,131	368,196
528	79,487	1,132	207,237
173,730	724,968	297,014	2,987,685

$23.27	$14.64	$16.78	$42.68

$24.69	$15.53	$17.80	$45.28
$24.40	$12.34	$16.52	$36.24
$25.80	$14.41	$16.82	$44.52
$25.74	$14.94	$16.86	$45.36
$25.65	$14.77	$16.81	$44.93
$ –	$14.23	$ –	$ –
$ –	$14.18	$ –	$40.79
$ –	$14.26	$16.65	$40.90
$ –	$14.54	$16.91	$42.70
$25.65	$14.79	$16.82	$44.95
$25.74	$14.95	$16.86	$45.36

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
ASSETS:
Investments in securities, at cost	$5,602,003	$276,605,973	$260,831,248
Investments in securities, at fair value including $0, $2,957,624, $3,410,495, $3,349,258, $2,614,479 and $8,865,911, respectively, of securities loaned	$7,438,180	$365,059,715	$310,724,980
Cash	81,360	50	115
Foreign cash, at value (cost $1,080, $2,256,405, $0, $1,596,238, $0 and $0, respectively)	1,071	2,291,716	–
Receivables:
From advisor (See Note 3)	15,095	–	–
Interest and dividends	5,402	984,420	1,957,454
Capital shares sold	381	740,909	39,249
Investment securities sold	–	1,916,929	1,994,268
Securities lending income	126	1,461	1,621
Prepaid expenses	25,402	53,978	48,771
Total assets	7,567,017	371,049,178	314,766,458
LIABILITIES:
Payables:
Management fee	3,668	127,738	180,822
Trustees’ fees	2,474	68,382	55,337
12b-1 distribution plan	1,768	35,411	14,878
Fund administration	237	11,354	9,644
Capital shares reacquired	–	139,797	458,282
Investment securities purchased	–	1,488,284	3,108,577
Collateral due to broker for securities lending	–	3,083,300	3,725,358
Foreign capital gains taxes deferred	–	252,114	60,514
Foreign currency overdraft (cost $0, $0, $404,768, $0, $0 and $0, respectively)	–	–	400,431
Accrued expenses	46,682	139,290	129,420
Total liabilities	54,829	5,345,670	8,143,263
Commitments and contingent liabilities	–	–	–
NET ASSETS	$7,512,188	$365,703,508	$306,623,195
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,017,146	$277,374,543	$309,409,159
Total distributable earnings (loss)	495,042	88,328,965	(2,785,964)
Net Assets	$7,512,188	$365,703,508	$306,623,195

50	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$371,228,074	$141,284,058	$902,074,522

$431,902,848	$166,536,914	$1,081,776,296
101	–	15

1,626,736	–	–

–	371	–
3,492,894	335	30,765
151,170	63,062	210,219
2,156,779	–	–
5,777	2,798	1,259
17,998	3,648	108,536
439,354,303	166,607,128	1,082,127,090

168,234	115,061	652,200
99,773	19,734	238,149
44,786	8,118	73,237
13,459	5,114	34,920
153,322	290,273	679,856
2,180,921	306,513	–
3,648,950	2,298,382	9,113,890
–	–	–

–	–	–
172,365	95,646	501,246
6,481,810	3,138,841	11,293,498
–	–	–
$432,872,493	$163,468,287	$1,070,833,592

$752,645,171	$193,120,057	$855,574,174
(319,772,678)	(29,651,770)	215,259,418
$432,872,493	$163,468,287	$1,070,833,592

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
Net Assets by class:
Class A Shares	$4,011,419	$159,355,596	$91,621,590
Class C Shares	$1,165,925	$1,355,613	$2,664,184
Class F Shares	$176,474	$4,508,955	$2,382,657
Class F3 Shares	$34,058	$36,052,503	$31,012,127
Class I Shares	$47,638	$150,406,803	$150,098,474
Class P Shares	$–	$13,211	$29,557
Class R2 Shares	$–	$254,089	$1,581,849
Class R3 Shares	$112,453	$6,072,814	$4,961,369
Class R4 Shares	$12,252	$2,018,628	$2,856,750
Class R5 Shares	$12,389	$176,358	$2,115,882
Class R6 Shares	$1,939,580	$5,488,938	$17,298,756
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	218,204	9,952,503	4,636,216
Class C Shares	66,217	84,144	146,471
Class F Shares	9,471	282,736	121,609
Class F3 Shares	1,826	2,212,544	1,503,643
Class I Shares	2,564	9,268,800	7,340,153
Class P Shares	–	822	1,445
Class R2 Shares	–	15,842	81,647
Class R3 Shares	6,213	385,930	256,585
Class R4 Shares	667	126,906	145,410
Class R5 Shares	667	10,953	103,516
Class R6 Shares	103,922	337,080	838,689
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value*	$18.38	$16.01	$19.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$19.50	$16.99	$20.97
Class C Shares-Net asset value*	$17.61	$16.11	$18.19
Class F Shares-Net asset value*	$18.63	$15.95	$19.59
Class F3 Shares-Net asset value*	$18.65	$16.29	$20.62
Class I Shares-Net asset value*	$18.58	$16.23	$20.45
Class P Shares-Net asset value*	$ –	$16.07	$20.45
Class R2 Shares-Net asset value*	$ –	$16.04	$19.37
Class R3 Shares-Net asset value*	$18.10	$15.74	$19.34
Class R4 Shares-Net asset value*	$18.38	$15.91	$19.65
Class R5 Shares-Net asset value*	$18.58	$16.10	$20.44
Class R6 Shares-Net asset value*	$18.66	$16.28	$20.63

*	Net asset value may not recalculate due to rounding of fractional shares.

52	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$225,448,800	$22,232,230	$528,540,476
$1,839,416	$4,298,329	$13,423,818
$5,029,641	$4,578,837	$22,341,660
$39,892,170	$–	$167,128,375
$153,439,752	$132,358,891	$260,772,571
$–	$–	$9,010,352
$67,239	$–	$3,076,758
$5,239,060	$–	$23,533,743
$184,802	$–	$24,415,962
$13,695	$–	$1,133,466
$1,717,918	$–	$17,456,411

25,176,414	1,494,663	30,938,641
206,712	244,459	1,017,200
556,651	248,469	1,259,900
4,404,714	–	9,017,532
16,966,645	7,182,838	14,274,236
–	–	548,770
7,308	–	196,249
577,751	–	1,463,408
20,693	–	1,431,760
1,521	–	61,979
189,670	–	942,809

$8.95	$14.87	$17.08

$9.50	$15.78	$18.12
$8.90	$17.58	$13.20
$9.04	$18.43	$17.73
$9.06	$ –	$18.53
$9.04	$18.43	$18.27
$ –	$ –	$16.42
$9.20	$ –	$15.68
$9.07	$ –	$16.08
$8.93	$ –	$17.05
$9.00	$ –	$18.29
$9.06	$ –	$18.52

See Notes to Financial Statements.	53

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $11,757, $6,706, $203,378, $56,573 and $103,773, respectively)	$–	$53,845	$282,083
Dividends received from Underlying Funds	3,150,325	–	–
Securities lending net income	–	37	–
Interest and other	4,160	33,594	5,509
Total investment income	3,154,485	87,476	287,592
Expenses:
Management fee	298,233	261,530	97,463
12b-1 distribution plan–Class A	482,663	43,518	15,499
12b-1 distribution plan–Class C	50,937	19,966	9,987
12b-1 distribution plan–Class F	4,174	2,367	91
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	2,612	–	–
12b-1 distribution plan–Class R3	40,504	624	400
12b-1 distribution plan–Class R4	4,387	29	11
Shareholder servicing	277,815	27,812	14,793
Fund administration	119,293	16,094	6,608
Registration	66,599	64,547	58,687
Reports to shareholders	28,544	3,295	1,478
Professional	19,653	20,651	20,090
Trustees’ fees	13,905	1,477	699
Custody	4,820	3,636	1,580
Other	12,521	9,932	6,595
Gross expenses	1,426,660	475,478	233,981
Fees waived and expenses reimbursed (See Note 3)	(303,053)	(96,100)	(91,174)
Net expenses	1,123,607	379,378	142,807
Net investment income (loss)	2,030,878	(291,902)	144,785
Net realized and unrealized gain/(loss):
Capital gain distributions received from Underlying Funds	21,069,166	–	–
Net realized gain/(loss) on Investment in Underlying Funds	6,204,536	–	–
Net realized gain/(loss) on investments	231	3,163,755	(488,942)
Net realized gain/(loss) on foreign capital gains taxes	–	–	–
Net realized gain/(loss) on foreign currency related transactions	–	–	1,038
Net change in unrealized appreciation/(depreciation) in Underlying Funds	(73,588,220)	–	–

54	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$606,117	$16,947,349	$1,005,905	$5,941,901
–	–	–	–
63	–	6,903	1,425
8,345	264,423	57,368	1,994,573
614,525	17,211,772	1,070,176	7,937,899
386,632	5,269,849	249,366	17,521,329
15,384	1,595,495	13,004	2,866,566
12,457	109,510	2,827	2,552,221
1,050	12,541	811	159,915
–	6,854	–	–
–	3,876	–	6,414
–	159,015	2,153	59,298
–	5,376	23	19,855
19,921	775,969	29,576	2,103,820
19,332	383,900	22,166	1,362,035
46,861	73,955	80,139	106,905
13,915	49,262	1,059	175,052
21,792	35,868	26,449	60,380
2,251	43,676	1,517	145,095
2,416	16,304	24,916	38,199
12,477	68,615	10,515	99,491
554,488	8,610,065	464,521	27,276,575
(30,093)	(16,304)	(93,265)	(198,114)
524,395	8,593,761	371,256	27,078,461
90,130	8,618,011	698,920	(19,140,562)

–	–	–	–

–	–	–	–
4,072,146	94,507,218	(5,686,605)	543,586,676
–	–	(4)	–

(10,216)	(13,768)	8,672	–

–	–	–	–

See Notes to Financial Statements.	55

Statements of Operations (unaudited)(continued)

For the Six Months Ended April 30, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net realized and unrealized gain/(loss):
Net change in unrealized appreciation/ (depreciation) on investments	–	(2,076,928)	(289,481)
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	–	2,406
Net realized and unrealized gain/(loss)	(46,314,287)	1,086,827	(774,979)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(44,283,409)	$794,925	$(630,194)

56	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

(14,039,763)	(137,921,718)	4,101,180	(513,776,304)

–	–	4	–

4,601	12,367	5,651	–
(9,973,232)	(43,415,901)	(1,571,102)	29,810,372

$(9,883,102)	$(34,797,890)	$(872,182)	$10,669,810

See Notes to Financial Statements.	57

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $996, $231,187, $369,938, $487,415, $0 and $32,671, respectively)	$17,503	$3,018,747	$3,901,310
Securities lending net income	682	2,098	4,333
Interest and other	1,881	366,073	645,514
Total investment income	20,066	3,386,918	4,551,157
Expenses:
Management fee	25,226	762,042	1,118,529
12b-1 distribution plan–Class A	5,417	190,140	109,293
12b-1 distribution plan–Class C	5,993	5,963	14,657
12b-1 distribution plan–Class F	92	2,245	1,183
12b-1 distribution plan–Class P	–	28	61
12b-1 distribution plan–Class R2	–	690	4,451
12b-1 distribution plan–Class R3	220	14,336	11,599
12b-1 distribution plan–Class R4	16	2,552	3,317
Registration	58,519	73,001	69,524
Professional	25,465	30,775	35,066
Shareholder servicing	4,491	130,503	125,129
Custody	3,016	38,157	27,513
Fund administration	1,627	67,737	59,655
Reports to shareholders	677	11,882	16,111
Trustees’ fees	265	7,450	6,981
Other	6,037	30,390	31,320
Gross expenses	137,061	1,367,891	1,634,389
Fees waived and expenses reimbursed (See Note 3)	(95,467)	(38,157)	(27,513)
Net expenses	41,594	1,329,734	1,606,876
Net investment income (loss)	(21,528)	2,057,184	2,944,281
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(58,206)	1,675,910	(5,104,448)
Net realized gain/(loss) on foreign capital gains taxes	–	(187,640)	(206,640)
Net realized gain/(loss) on foreign currency related transactions	294	(98,066)	75,748
Net change in unrealized appreciation/(depreciation) on investments	(482,327)	23,182,357	19,923,823
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	164,987	352,843
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	128	113,050	108,243
Net realized and unrealized gain/(loss)	(540,111)	24,850,598	15,149,569
Net Increase (Decrease) in Net Assets Resulting From Operations	$(561,639)	$26,907,782	$18,093,850

58	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$7,311,287	$184,362	$9,135,602
32,243	16,927	45,992
654,713	49,784	110,522
7,998,243	251,073	9,292,116

1,004,909	848,692	4,701,317
261,241	32,133	744,297
8,580	25,590	93,550
2,421	3,068	13,486
–	–	22,809
182	–	10,675
12,536	–	68,400
214	–	34,306
67,742	29,835	74,119
32,703	24,728	31,832
158,788	97,416	514,217
42,402	4,807	9,890
80,393	37,719	254,478
21,389	8,757	59,657
9,007	4,292	29,182
33,727	16,371	66,719
1,736,234	1,133,408	6,728,934
(42,402)	(7,875)	(9,890)
1,693,832	1,125,533	6,719,044
6,304,411	(874,460)	2,573,072

27,188,899	8,084,983	37,867,147
–	–	–

(57,113)	–	–

13,987,857	(25,078,009)	(164,573,355)

–	–	–

191,317	–	–
41,310,960	(16,993,026)	(126,706,208)

$47,615,371	$(17,867,486)	$(124,133,136)

See Notes to Financial Statements.	59

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,030,878	$618,900
Net realized gain/(loss)	27,273,933	5,248,498
Net change in unrealized appreciation/(depreciation)	(73,588,220)	163,579,665
Net increase (decrease) in net assets resulting from operations	(44,283,409)	169,447,063
Distributions to Shareholders
Class A	(3,187,702)	(1,840,813)
Class C	(104,263)	(80,666)
Class F	(81,994)	(55,096)
Class F3	(558,404)	(377,183)
Class I	(1,176,137)	(763,095)
Class R2	(6,609)	(3,691)
Class R3	(123,862)	(72,161)
Class R4	(28,564)	(15,592)
Class R5	(3,711)	(4,359)
Class R6	(44,159)	(28,035)
Total distribution to shareholders	(5,315,405)	(3,240,691)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	20,830,936	48,578,958
Reinvestment of distributions	4,721,996	2,735,361
Cost of shares reacquired	(60,322,111)	(122,453,875)
Net increase (decrease) in net assets resulting from capital share transactions	(34,769,179)	(71,139,556)
Net increase (decrease) in net assets	(84,367,993)	95,066,816
NET ASSETS:
Beginning of period	$626,722,017	$531,655,201
End of period	$542,354,024	$626,722,017

60	See Notes to Financial Statements.

Focused Growth Fund		Focused Large Cap Value Fund
For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024

$(291,902)	$(340,633)	$144,785	$197,799
3,163,755	2,810,723	(487,904)	1,631,961
(2,076,928)	17,342,530	(287,075)	6,051,301

794,925	19,812,620	(630,194)	7,881,061

–	–	(244,257)	–
–	–	(27,214)	–
–	–	(3,812)	–
–	–	(281)	–
–	–	(345,713)	–
–	–	–	–
–	–	(2,676)	–
–	–	(180)	–
–	–	(203)	–
–	–	(51,587)	–
–	–	(675,923)	–

47,653,235	39,672,890	6,397,001	10,998,942
–	–	627,009	–
(28,563,133)	(25,926,250)	(4,584,751)	(5,998,096)

19,090,102	13,746,640	2,439,259	5,000,846
19,885,027	33,559,260	1,133,142	12,881,907

$64,579,602	$31,020,342	$31,884,903	$19,002,996
$84,464,629	$64,579,602	$33,018,045	$31,884,903

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income	$90,130	$199,822
Net realized gain/(loss)	4,061,930	8,079,065
Net change in unrealized appreciation/(depreciation)	(14,035,162)	17,302,459
Net increase (decrease) in net assets resulting from operations	(9,883,102)	25,581,346
Distributions to Shareholders
Class A	(902,662)	(1,939)
Class C	(171,335)	–
Class F	(136,938)	–
Class F3	(853)	(31)
Class I	(5,039,462)	(206,076)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(1,037)	(500)
Class R6	(352,265)	(29,814)
Total distribution to shareholders	(6,604,552)	(238,360)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,885,352	6,014,350
Reinvestment of distributions	6,107,199	220,828
Cost of shares reacquired	(9,518,327)	(31,428,471)
Net increase (decrease) in net assets resulting from capital share transactions	(1,525,776)	(25,193,293)
Net increase (decrease) in net assets	(18,013,430)	149,693
NET ASSETS:
Beginning of period	$100,278,051	$100,128,358
End of period	$82,264,621	$100,278,051

62	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Fund
For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024

$8,618,011	$16,523,537	$698,920	$335,444
94,493,450	125,405,891	(5,677,937)	(521,247)
(137,909,351)	408,224,898	4,106,835	6,389,129

(34,797,890)	550,154,326	(872,182)	6,203,326

(85,350,971)	(9,823,704)	(32,766)	(50,993)
(1,561,809)	(36,508)	–	(882)
(1,738,414)	(255,312)	(7,704)	(11,456)
(1,490,781)	(209,753)	(3,267)	(171)
(33,577,759)	(6,431,967)	(411,525)	(62,390)
(201,904)	(23,325)	–	–
(133,317)	(11,293)	–	–
(4,238,697)	(386,546)	(1,335)	(4,163)
(282,392)	(23,347)	(76)	–
(77,636)	(9,302)	(122)	(167)
(723,146)	(89,912)	(35,282)	(44,649)
(129,376,826)	(17,300,969)	(492,077)	(174,871)

110,529,296	253,668,636	129,833,204	42,737,083
125,201,281	16,789,821	467,028	139,314
(198,962,109)	(594,464,113)	(44,359,610)	(4,968,725)

36,768,468	(324,005,656)	85,940,622	37,907,672
(127,406,248)	208,847,701	84,576,363	43,936,127

$1,961,501,153	$1,752,653,452	$57,841,931	$13,905,804
$1,834,094,905	$1,961,501,153	$142,418,294	$57,841,931

See Notes to Financial Statements.	63

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(19,140,562)	$(25,201,203)
Net realized gain/(loss)	543,586,676	882,176,861
Net change in unrealized appreciation/(depreciation)	(513,776,304)	1,628,892,512
Net increase (decrease) in net assets resulting from operations	10,669,810	2,485,868,170
Distributions to Shareholders
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	–	–
Capital share transactions (See Note 13):
Net proceeds from sales of shares	757,035,034	1,079,912,969
Reinvestment of distributions	–	–
Cost of shares reacquired	(1,063,002,045)	(1,876,321,339)
Net increase (decrease) in net assets resulting from capital share transactions	(305,967,011)	(796,408,370)
Net increase (decrease) in net assets	(295,297,201)	1,689,459,800
NET ASSETS:
Beginning of period	$6,506,434,379	$4,816,974,579
End of period	$6,211,137,178	$6,506,434,379

64	See Notes to Financial Statements.

Health Care Fund		International Equity Fund
For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024

$(21,528)	$(43,255)	$2,057,184	$5,028,590
(57,912)	4,134	1,390,204	24,521,225
(482,199)	2,003,022	23,460,394	47,785,458

(561,639)	1,963,901	26,907,782	77,335,273

(13,824)	–	(6,121,014)	(2,537,347)
–	–	(38,412)	(7,268)
(839)	–	(179,949)	(78,590)
(200)	–	(887,081)	(250,220)
(238)	–	(5,933,310)	(2,859,273)
–	–	(480)	(174)
–	–	(8,310)	(2,720)
(196)	–	(218,383)	(72,590)
(41)	–	(90,407)	(25,256)
(73)	–	(7,976)	(306)
(13,574)	–	(190,397)	(72,278)
(28,985)	–	(13,675,719)	(5,906,022)

444,814	1,071,301	44,759,173	25,011,795
14,968	–	13,402,132	5,799,439
(922,023)	(1,433,908)	(41,128,019)	(62,231,727)

(462,241)	(362,607)	17,033,286	(31,420,493)
(1,052,865)	1,601,294	30,265,349	40,008,758

$8,565,053	$6,963,759	$335,438,159	$295,429,401
$7,512,188	$8,565,053	$365,703,508	$335,438,159

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,944,281	$6,074,888
Net realized gain/(loss)	(5,235,340)	3,434,337
Net change in unrealized appreciation/(depreciation)	20,384,909	50,408,463
Net increase (decrease) in net assets resulting from operations	18,093,850	59,917,688
Distributions to Shareholders
Class A	(1,626,078)	(1,442,866)
Class C	(31,694)	(35,902)
Class F	(50,811)	(64,775)
Class F3	(596,220)	(531,450)
Class I	(3,037,357)	(2,686,582)
Class P	(424)	(164)
Class R2	(23,031)	(15,677)
Class R3	(74,379)	(69,218)
Class R4	(49,304)	(40,234)
Class R5	(41,670)	(38,823)
Class R6	(338,365)	(310,118)
Total distribution to shareholders	(5,869,333)	(5,235,809)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	12,060,492	28,896,541
Reinvestment of distributions	5,703,198	5,076,474
Cost of shares reacquired	(34,779,047)	(68,132,041)
Net decrease in net assets resulting from capital share transactions	(17,015,357)	(34,159,026)
Net increase (decrease) in net assets	(4,790,840)	20,522,853
NET ASSETS:
Beginning of period	$311,414,035	$290,891,182
End of period	$306,623,195	$311,414,035

66	See Notes to Financial Statements.

International Value Fund		Micro Cap Growth Fund
For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024

$6,304,411	$14,203,023	$(874,460)	$(1,889,078)
27,131,786	20,289,330	8,084,983	39,116,393
14,179,174	47,013,638	(25,078,009)	36,891,375

47,615,371	81,505,991	(17,867,486)	74,118,690

(1,829,760)	(7,618,996)	–	–
(8,265)	(71,591)	–	–
(44,960)	(193,266)	–	–
(349,516)	(1,244,211)	–	–
(1,420,225)	(5,698,275)	–	–
–	–	–	–
(411)	(1,964)	–	–
(37,031)	(186,846)	–	–
(1,502)	(5,448)	–	–
(125)	(458)	–	–
(16,313)	(65,095)	–	–
(3,708,108)	(15,086,150)	–	–

21,710,144	44,376,872	9,133,308	12,309,291
3,655,206	14,846,799	–	–
(42,878,675)	(80,043,317)	(22,486,410)	(54,668,778)

(17,513,325)	(20,819,646)	(13,353,102)	(42,359,487)
26,393,938	45,600,195	(31,220,588)	31,759,203

$406,478,555	$360,878,360	$194,688,875	$162,929,672
$432,872,493	$406,478,555	$163,468,287	$194,688,875

See Notes to Financial Statements.	67

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income	$2,573,072	$2,256,288
Net realized gain/(loss)	37,867,147	91,149,189
Net change in unrealized appreciation/(depreciation)	(164,573,355)	237,637,064
Net increase (decrease) in net assets resulting from operations	(124,133,136)	331,042,541
Distributions to Shareholders
Class A	(40,165,917)	(8,879,757)
Class C	(1,786,104)	(536,071)
Class F	(1,816,615)	(458,691)
Class F3	(11,928,386)	(3,105,092)
Class I	(23,910,114)	(4,090,287)
Class P	(723,745)	(167,817)
Class R2	(257,567)	(63,290)
Class R3	(1,995,262)	(417,247)
Class R4	(1,844,696)	(433,579)
Class R5	(84,583)	(18,196)
Class R6	(1,526,294)	(501,099)
Total distribution to shareholders	(86,039,283)	(18,671,126)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	41,744,781	207,160,067
Reinvestment of distributions	84,449,904	18,281,241
Cost of shares reacquired	(206,754,698)	(270,070,419)
Net decrease in net assets resulting from capital share transactions	(80,560,013)	(44,629,111)
Net increase (decrease) in net assets	(290,732,432)	267,742,304
NET ASSETS:
Beginning of period	$1,361,566,024	$1,093,823,720
End of period	$1,070,833,592	$1,361,566,024

68	See Notes to Financial Statements.

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Financial Highlights (unaudited)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(d)	$25.90	$0.08	$(2.03)	$(1.95)	$(0.03)	$(0.18)	$(0.21)
10/31/2024	19.58	0.01	6.42	6.43	(0.02)	(0.09)	(0.11)
10/31/2023	21.82	0.06	(0.89)	(0.83)	(0.07)	(1.34)	(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)	(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–	(3.29)	(3.29)
Class C
4/30/2025(d)	19.07	(0.01)	(1.50)	(1.51)	–	(0.18)	(0.18)
10/31/2024	14.53	(0.11)	4.74	4.63	–	(0.09)	(0.09)
10/31/2023	16.60	(0.04)	(0.69)	(0.73)	–	(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–	(3.29)	(3.29)
Class F
4/30/2025(d)	26.30	0.10	(2.07)	(1.97)	(0.07)	(0.18)	(0.25)
10/31/2024	19.87	0.06	6.50	6.56	(0.04)	(0.09)	(0.13)
10/31/2023	22.09	0.16	(0.97)	(0.81)	(0.07)	(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–	(3.29)	(3.29)
Class F3
4/30/2025(d)	27.22	0.13	(2.15)	(2.02)	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.10	6.73	6.83	(0.08)	(0.09)	(0.17)
10/31/2023	22.83	0.13	(0.92)	(0.79)	(0.14)	(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–	(3.29)	(3.29)
Class I
4/30/2025(d)	27.03	0.11	(2.12)	(2.01)	(0.09)	(0.18)	(0.27)
10/31/2024	20.43	0.07	6.70	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.71	0.11	(0.92)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–	(3.29)	(3.29)
Class R2
4/30/2025(d)	24.36	0.03	(1.91)	(1.88)	–	(0.18)	(0.18)
10/31/2024	18.47	(0.06)	6.04	5.98	–	(0.09)	(0.09)
10/31/2023	20.66	(0.02)	(0.83)	(0.85)	– (g)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–	(3.29)	(3.29)

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.74	(7.60	)(e)	0.44	(f)	0.54	(f)	0.62	(f)	$349,894	4	(e)
25.90	32.90		0.44		0.54		0.04		407,896	1
19.58	(3.99)		0.43		0.54		0.29		342,756	4
21.82	(24.25)		0.44		0.54		0.25		420,589	8
30.39	45.31		0.41		0.52		(0.06)		542,197	7
22.60	7.72		0.43		0.53		0.16		400,088	16

17.38	(7.99	)(e)	1.19	(f)	1.29	(f)	(0.09	)(f)	8,543	4	(e)
19.07	31.93		1.19		1.29		(0.62)		11,170	1
14.53	(4.70)		1.18		1.29		(0.25)		13,823	4
16.60	(24.81)		1.19		1.29		(0.40)		30,206	8
23.47	44.16		1.16		1.26		(0.77)		56,365	7
17.82	6.98		1.18		1.28		(0.52)		54,247	16

24.08	(7.58	)(e)	0.29	(f)	0.39	(f)	0.79	(f)	7,233	4	(e)
26.30	33.08		0.29		0.39		0.24		8,846	1
19.87	(3.85)		0.28		0.39		0.75		9,142	4
22.09	(24.10)		0.28		0.39		0.76		27,275	8
30.73	45.53		0.26		0.37		0.09		144,742	7
22.82	7.89		0.28		0.38		0.37		120,797	16

24.93	(7.48	)(e)	0.10	(f)	0.20	(f)	0.94	(f)	50,533	4	(e)
27.22	33.32		0.10		0.20		0.38		56,478	1
20.56	(3.65)		0.09		0.20		0.57		46,724	4
22.83	(23.98)		0.09		0.19		0.57		50,046	8
31.70	45.81		0.08		0.18		0.25		56,369	7
23.47	8.10		0.09		0.19		0.44		33,179	16

24.75	(7.50	)(e)	0.19	(f)	0.29	(f)	0.87	(f)	103,833	4	(e)
27.03	33.21		0.19		0.29		0.30		116,058	1
20.43	(3.74)		0.18		0.29		0.47		95,792	4
22.71	(24.04)		0.19		0.29		0.18		101,366	8
31.56	45.64		0.16		0.27		0.18		43,112	7
23.39	8.02		0.18		0.28		0.51		28,481	16

22.30	(7.77	)(e)	0.79	(f)	0.89	(f)	0.25	(f)	809	4	(e)
24.36	32.43		0.79		0.89		(0.28)		863	1
18.47	(4.32)		0.78		0.89		(0.09)		812	4
20.66	(24.50)		0.79		0.89		(0.09)		928	8
28.80	44.78		0.76		0.86		(0.34)		1,433	7
21.52	7.39		0.78		0.88		(0.19)		1,430	16

See Notes to Financial Statements.	71

Financial Highlights (unaudited)(concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2025(d)	$24.64	$0.05	$(1.94)	$(1.89)	$–	$(0.18)	$(0.18)
10/31/2024	18.66	(0.04)	6.11	6.07	–	(0.09)	(0.09)
10/31/2023	20.85	– (g)	(0.84)	(0.84)	(0.01)	(1.34)	(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
Class R4
4/30/2025(d)	25.82	0.08	(2.03)	(1.95)	(0.02)	(0.18)	(0.20)
10/31/2024	19.52	– (g)	6.40	6.40	(0.01)	(0.09)	(0.10)
10/31/2023	21.76	0.06	(0.88)	(0.82)	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
Class R5
4/30/2025(d)	27.04	0.11	(2.12)	(2.01)	(0.09)	(0.18)	(0.27)
10/31/2024	20.44	0.08	6.69	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.72	0.09	(0.90)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
Class R6
4/30/2025(d)	27.23	0.13	(2.15)	(2.02)	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.09	6.75	6.84	(0.08)	(0.09)	(0.17)
10/31/2023	22.84	0.14	(0.94)	(0.80)	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)					Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$22.57	(7.72	)(e)	0.69	(f)	0.79	(f)	0.37 (f)	$14,185	4	(e)
24.64	32.58		0.69		0.79		(0.18)	16,802	1
18.66	(4.24)		0.68		0.79		(0.02)	15,526	4
20.85	(24.41)		0.69		0.79		0.04	17,366	8
29.09	44.95		0.66		0.76		(0.30)	25,883	7
21.70	7.47		0.68		0.78		(0.07)	20,860	16

23.67	(7.59	)(e)	0.44	(f)	0.54	(f)	0.61 (f)	3,230	4	(e)
25.82	32.87		0.44		0.54		0.02	3,874	1
19.52	(3.98)		0.43		0.54		0.28	3,150	4
21.76	(24.23)		0.44		0.54		0.21	3,859	8
30.30	45.25		0.41		0.52		(0.04)	4,621	7
22.54	7.79		0.43		0.53		0.09	3,715	16

24.76	(7.50	)(e)	0.19	(f)	0.29	(f)	0.85 (f)	343	4	(e)
27.04	33.20		0.19		0.29		0.33	364	1
20.44	(3.74)		0.18		0.29		0.38	551	4
22.72	(24.04)		0.19		0.29		0.53	376	8
31.57	45.65		0.16		0.27		0.33	518	7
23.40	8.02		0.18		0.28		0.14	623	16

24.94	(7.48	)(e)	0.10	(f)	0.20	(f)	0.98 (f)	3,752	4	(e)
27.23	33.37		0.10		0.20		0.36	4,370	1
20.56	(3.69)		0.09		0.20		0.61	3,380	4
22.84	(23.97)		0.09		0.19		0.62	3,762	8
31.71	45.79		0.08		0.18		0.28	5,386	7
23.48	8.14		0.09		0.19		0.46	4,143	16

See Notes to Financial Statements.	73

Financial Highlights (unaudited)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2025(c)	$31.88	$(0.15)	$1.45	$1.30	$–	$33.18
10/31/2024	20.48	(0.21)	11.61	11.40	–	31.88
10/31/2023	19.74	(0.15)	0.89	0.74	–	20.48
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
Class C
4/30/2025(c)	30.42	(0.26)	1.38	1.12	–	31.54
10/31/2024	19.68	(0.40)	11.14	10.74	–	30.42
10/31/2023	19.12	(0.29)	0.85	0.56	–	19.68
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
Class F
4/30/2025(c)	32.40	(0.10)	1.46	1.36	–	33.76
10/31/2024	20.76	(0.14)	11.78	11.64	–	32.40
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
Class F3
4/30/2025(c)	32.59	(0.08)	1.46	1.38	–	33.97
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
Class I
4/30/2025(c)	32.41	(0.10)	1.46	1.36	–	33.77
10/31/2024	20.77	(0.14)	11.78	11.64	–	32.41
10/31/2023	19.96	(0.09)	0.90	0.81	–	20.77
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
Class R3
4/30/2025(c)	31.40	(0.19)	1.42	1.23	–	32.63
10/31/2024	20.22	(0.27)	11.45	11.18	–	31.40
10/31/2023	19.53	(0.21)	0.90	0.69	–	20.22
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79

74	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.08	(d)	1.05	(e)	1.27	(e)	(0.83	)(e)	$34,668	50	(d)
55.66		1.05		1.45		(0.75)		26,783	122
3.75		1.05		1.70		(0.71)		15,986	169
(36.92)		1.05		1.54		(0.71)		14,420	169
43.48		1.05		1.49		(0.87)		18,332	166
69.40		1.05		2.25		(0.79)		12,485	126

3.68	(d)	1.80	(e)	2.02	(e)	(1.58	)(e)	4,361	50	(d)
54.57		1.80		2.20		(1.50)		3,368	122
2.93		1.80		2.45		(1.46)		2,214	169
(37.40)		1.80		2.30		(1.46)		2,289	169
42.43		1.80		2.24		(1.62)		2,701	166
68.10		1.78		2.87		(1.61)		1,849	126

4.20	(d)	0.80	(e)	1.12	(e)	(0.58	)(e)	4,461	50	(d)
56.07		0.80		1.31		(0.50)		4,225	122
4.01		0.80		1.55		(0.43)		3,536	169
(36.79)		0.80		1.37		(0.47)		7,021	169
43.85		0.80		1.34		(0.63)		18,621	166
69.89		0.80		2.03		(0.58)		5,821	126

4.23	(d)	0.67	(e)	0.97	(e)	(0.46	)(e)	20	50	(d)
56.31		0.65		1.32		(0.39)		19	122
4.15		0.68		1.29		(0.34)		499	169
(36.74)		0.73		1.15		(0.40)		667	169
43.95		0.75		1.16		(0.57)		1,217	166
69.97		0.72		2.01		(0.44)		902	126

4.20	(d)	0.80	(e)	1.02	(e)	(0.59	)(e)	30,797	50	(d)
56.04		0.80		1.16		(0.49)		21,488	122
4.06		0.80		1.44		(0.47)		4,122	169
(36.79)		0.80		1.30		(0.47)		4,595	169
43.90		0.80		1.24		(0.62)		4,587	166
69.72		0.80		2.04		(0.52)		2,712	126

3.92	(d)	1.30	(e)	1.52	(e)	(1.08	)(e)	207	50	(d)
55.29		1.30		1.70		(1.00)		259	122
3.53		1.28		1.95		(1.01)		155	169
(37.11)		1.30		1.81		(0.97)		14	169
43.15		1.30		1.73		(1.11)		24	166
68.92		1.30		2.52		(1.01)		18	126

See Notes to Financial Statements.	75

Financial Highlights (unaudited)(concluded)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
4/30/2025(c)	$31.90	$(0.14)	$1.43	$1.29	$–	$33.19
10/31/2024	20.49	(0.21)	11.62	11.41	–	31.90
10/31/2023	19.75	(0.14)	0.88	0.74	–	20.49
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
Class R5
4/30/2025(c)	32.41	(0.10)	1.45	1.35	–	33.76
10/31/2024	20.76	(0.14)	11.79	11.65	–	32.41
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
Class R6
4/30/2025(c)	32.59	(0.08)	1.47	1.39	–	33.98
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.04	(d)	1.05	(e)	1.28	(e)	(0.82	)(e)	$22	50	(d)
55.69		1.05		1.45		(0.75)		21	122
3.75		1.05		1.70		(0.70)		14	169
(36.93)		1.05		1.54		(0.71)		13	169
43.50		1.05		1.48		(0.86)		24	166
69.35		1.05		2.27		(0.75)		18	126

4.20	(d)	0.80	(e)	1.03	(e)	(0.59	)(e)	39	50	(d)
56.07		0.80		1.20		(0.50)		31	122
4.01		0.80		1.44		(0.45)		14	169
(36.79)		0.80		1.31		(0.48)		13	169
43.90		0.80		1.25		(0.63)		24	166
69.83		0.80		2.02		(0.49)		18	126

4.27	(d)	0.66	(e)	0.96	(e)	(0.45	)(e)	9,890	50	(d)
56.31		0.65		1.11		(0.36)		8,385	122
4.15		0.68		1.30		(0.34)		4,481	169
(36.74)		0.73		1.16		(0.39)		4,740	169
43.95		0.75		1.16		(0.57)		6,788	166
69.97		0.72		1.99		(0.45)		4,400	126

See Notes to Financial Statements.	77

Financial Highlights (unaudited)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
4/30/2025(c)	$13.35	$0.05		$(0.26)	$(0.21)	$(0.09)	$(0.18)	$–
10/31/2024	9.58	0.09		3.68	3.77	–	–	–
10/31/2023	13.58	0.08		0.17 (f)	0.25	(1.42)	–	(2.83)
10/31/2022	19.04	0.16		(1.34)	(1.18)	(0.35)	(3.93)	–
10/31/2021	12.95	0.38		6.68	7.06	(0.16)	(0.81)	–
10/31/2020	14.75	0.27		(1.99)	(1.72)	(0.08)	–	–
Class C
4/30/2025(c)	13.17	–	(g)	(0.25)	(0.25)	–	(0.18)	–
10/31/2024	9.52	0.01		3.64	3.65	–	–	–
10/31/2023	13.49	0.02		0.15 (f)	0.17	(1.31)	–	(2.83)
10/31/2022	18.97	0.06		(1.35)	(1.29)	(0.26)	(3.93)	–
10/31/2021	12.87	0.25		6.66	6.91	–	(0.81)	–
10/31/2020	14.72	0.17		(1.98)	(1.81)	(0.04)	–	–
Class F
4/30/2025(c)	13.67	0.07		(0.26)	(0.19)	(0.11)	(0.18)	–
10/31/2024	9.78	0.13		3.76	3.89	–	–	–
10/31/2023	13.77	0.14		0.14 (f)	0.28	(1.44)	–	(2.83)
10/31/2022	19.22	0.20		(1.36)	(1.16)	(0.36)	(3.93)	–
10/31/2021	12.98	0.49		6.64	7.13	(0.08)	(0.81)	–
10/31/2020	14.76	0.31		(2.00)	(1.69)	(0.09)	–	–
Class F3
4/30/2025(c)	13.46	0.07		(0.26)	(0.19)	(0.12)	(0.18)	–
10/31/2024	9.63	0.12		3.71	3.83	–	–	–
10/31/2023	13.64	0.11		0.16 (f)	0.27	(1.45)	–	(2.83)
10/31/2022	19.10	0.20		(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.37		6.75	7.12	(0.19)	(0.81)	–
10/31/2020	14.76	0.32		(2.00)	(1.68)	(0.10)	–	–
Class I
4/30/2025(c)	13.94	0.07		(0.27)	(0.20)	(0.12)	(0.18)	–
10/31/2024	9.98	0.12		3.84	3.96	–	–	–
10/31/2023	13.63	0.09		0.18 (f)	0.27	(1.09)	–	(2.83)
10/31/2022	19.10	0.22		(1.38)	(1.16)	(0.38)	(3.93)	–
10/31/2021	12.99	0.35		6.76	7.11	(0.19)	(0.81)	–
10/31/2020	14.76	0.30		(1.97)	(1.67)	(0.10)	–	–
Class R3
4/30/2025(c)	13.28	0.03		(0.25)	(0.22)	(0.05)	(0.18)	–
10/31/2024	9.56	0.06		3.66	3.72	–	–	–
10/31/2023	13.56	0.05		0.18 (f)	0.23	(1.40)	–	(2.83)
10/31/2022	18.99	0.12		(1.33)	(1.21)	(0.29)	(3.93)	–
10/31/2021	12.92	0.29		6.71	7.00	(0.12)	(0.81)	–
10/31/2020	14.74	0.23		(1.99)	(1.76)	(0.06)	–	–

78	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.27)	$12.87	(1.71	)(d)	0.96	(e)	1.51	(e)	0.79	(e)	$12,234	23	(d)
–	13.35	39.35		0.96		1.64		0.76		12,028	58
(4.25)	9.58	0.59		0.96		1.92		0.84		9,821	61
(4.28)	13.58	(8.69)		0.96		1.04		1.12		11,466	100
(0.97)	19.04	56.50		0.93		0.93		2.08		7,714	99
(0.08)	12.95	(11.74)		0.96		1.09		2.08		541	128

(0.18)	12.74	(1.99	)(d)	1.71	(e)	2.27	(e)	0.02	(e)	2,013	23	(d)
–	13.17	38.34		1.71		2.39		0.04		1,961	58
(4.14)	9.52	(0.21)		1.71		2.71		0.20		2,618	61
(4.19)	13.49	(9.37)		1.71		1.77		0.40		4,637	100
(0.81)	18.97	55.29		1.67		1.67		1.36		3,601	99
(0.04)	12.87	(12.35)		1.71		1.83		1.32		77	128

(0.29)	13.19	(1.55	)(d)	0.71	(e)	1.36	(e)	1.02	(e)	178	23	(d)
–	13.67	39.78		0.71		1.50		1.03		181	58
(4.27)	9.78	0.81		0.71		1.95		1.34		194	61
(4.29)	13.77	(8.48)		0.71		0.86		1.35		1,405	100
(0.89)	19.22	56.78		0.68		0.78		2.60		2,394	99
(0.09)	12.98	(11.54)		0.71		0.98		2.33		40	128

(0.30)	12.97	(1.55	)(d)	0.67	(e)	1.18	(e)	1.06	(e)	12	23	(d)
–	13.46	39.77		0.67		1.38		1.03		13	58
(4.28)	9.63	0.82		0.71		1.61		1.13		9	61
(4.31)	13.64	(8.48)		0.70		0.76		1.37		13	100
(1.00)	19.10	56.91		0.67		0.67		2.13		18	99
(0.10)	12.98	(11.50)		0.63		0.84		2.40		12	128

(0.30)	13.44	(1.57	)(d)	0.71	(e)	1.26	(e)	1.03	(e)	16,175	23	(d)
–	13.94	39.68		0.71		1.37		0.93		15,230	58
(3.92)	9.98	0.89		0.71		1.56		0.92		4,982	61
(4.31)	13.63	(8.55)		0.69		0.69		1.49		243	100
(1.00)	19.10	56.79		0.68		0.68		1.99		656,899	99
(0.10)	12.99	(11.43)		0.71		0.75		2.34		428,070	128

(0.23)	12.83	(1.79	)(d)	1.21	(e)	1.76	(e)	0.52	(e)	161	23	(d)
–	13.28	38.91		1.21		1.89		0.52		154	58
(4.23)	9.56	0.40		1.21		2.11		0.52		143	61
(4.22)	13.56	(8.88)		1.21		1.32		0.86		84	100
(0.93)	18.99	56.09		1.15		1.15		1.65		13	99
(0.06)	12.92	(11.98)		1.21		1.34		1.75		9	128

See Notes to Financial Statements.	79

Financial Highlights (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R4
4/30/2025(c)	$13.37	$0.05	$(0.25)	$(0.20)	$(0.09)	$(0.18)	$–
10/31/2024	9.60	0.09	3.68	3.77	–	–	–
10/31/2023	13.59	0.09	0.17 (f)	0.26	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.35)	(1.19)	(0.33)	(3.93)	–
10/31/2021	12.95	0.33	6.73	7.06	(0.16)	(0.81)	–
10/31/2020	14.75	0.27	(1.99)	(1.72)	(0.08)	–	–
Class R5
4/30/2025(c)	13.45	0.07	(0.26)	(0.19)	(0.12)	(0.18)	–
10/31/2024	9.63	0.12	3.70	3.82	–	–	–
10/31/2023	13.63	0.12	0.16 (f)	0.28	(1.45)	–	(2.83)
10/31/2022	19.09	0.20	(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.38	6.73	7.11	(0.19)	(0.81)	–
10/31/2020	14.76	0.30	(1.98)	(1.68)	(0.10)	–	–
Class R6
4/30/2025(c)	13.48	0.07	(0.26)	(0.19)	(0.12)	(0.18)	–
10/31/2024	9.64	0.12	3.72	3.84	–	–	–
10/31/2023	13.65	0.11	0.16 (f)	0.27	(1.45)	–	(2.83)
10/31/2022	19.11	0.20	(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.99	0.39	6.73	7.12	(0.19)	(0.81)	–
10/31/2020	14.76	0.32	(1.99)	(1.67)	(0.10)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount is less than $0.01.

80	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.27)	$12.90	(1.63	)(d)	0.96	(e)	1.49	(e)	0.79	(e)	$9	23	(d)
–	13.37	39.27		0.96		1.62		0.77		9	58
(4.25)	9.60	0.67		0.96		1.90		0.91		6	61
(4.26)	13.59	(8.73)		0.96		1.00		1.10		9	100
(0.97)	19.04	56.46		0.90		0.90		1.89		13	99
(0.08)	12.95	(11.74)		0.96		1.08		2.00		9	128

(0.30)	12.96	(1.55	)(d)	0.71	(e)	1.23	(e)	1.05	(e)	9	23	(d)
–	13.45	39.67		0.71		1.42		0.96		9	58
(4.28)	9.63	0.91		0.71		1.66		1.15		6	61
(4.31)	13.63	(8.49)		0.71		0.75		1.37		9	100
(1.00)	19.09	56.83		0.65		0.65		2.14		13	99
(0.10)	12.98	(11.51)		0.71		0.84		2.2		49	128

(0.30)	12.99	(1.54	)(d)	0.68	(e)	1.19	(e)	1.05	(e)	2,228	23	(d)
–	13.48	39.83		0.67		1.36		1.02		2,299	58
(4.28)	9.64	0.82		0.71		1.62		1.07		1,223	61
(4.31)	13.65	(8.48)		0.70		0.77		1.36		1,347	100
(1.00)	19.11	56.86		0.68		0.68		2.17		1,539	99
(0.10)	12.99	(11.43)		0.63		0.81		2.38		366	128

See Notes to Financial Statements.	81

Financial Highlights (unaudited)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$27.88	$– (d)	$(2.62)	$(2.62)	$– (d)	$(1.99)	$(1.99)
10/31/2024	21.93	– (d)	5.95	5.95	– (d)	–	– (d)
10/31/2023	23.97	0.07	(1.17)	(1.10)	(0.10)	(0.84)	(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)	–	(3.16)	(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)	–	(4.11)	(4.11)
Class C
4/30/2025(c)	29.25	(0.10)	(2.76)	(2.86)	–	(1.99)	(1.99)
10/31/2024	23.17	(0.21)	6.29	6.08	–	–	–
10/31/2023	25.36	(0.11)	(1.24)	(1.35)	–	(0.84)	(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)	–	(4.11)	(4.11)
Class F
4/30/2025(c)	30.68	0.03	(2.92)	(2.89)	–	(1.99)	(1.99)
10/31/2024	24.06	0.07	6.55	6.62	–	–	–
10/31/2023	26.17	0.18	(1.33)	(1.15)	(0.12)	(0.84)	(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)	–	(4.11)	(4.11)
Class F3
4/30/2025(c)	30.60	0.04	(2.91)	(2.87)	–	(1.99)	(1.99)
10/31/2024	24.06	0.08	6.53	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)	–	(4.11)	(4.11)
Class I
4/30/2025(c)	30.50	0.04	(2.90)	(2.86)	–	(1.99)	(1.99)
10/31/2024	23.99	0.07	6.51	6.58	(0.07)	–	(0.07)
10/31/2023	26.14	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)	–	(4.11)	(4.11)
Class R5
4/30/2025(c)	30.51	0.04	(2.91)	(2.87)	–	(1.99)	(1.99)
10/31/2024	24.00	0.09	6.49	6.58	(0.07)	–	(0.07)
10/31/2023	26.15	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)	–	(4.11)	(4.11)

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.27	(10.82	)(e)	1.28	(f)	1.34	(f)	(0.01	)(f)	$10,222	33	(e)
27.88	27.15		1.28		1.35		(0.02)		12,718	57
21.93	(4.90)		1.28		1.33		0.30		11,487	54
23.97	(12.99)		1.28		1.29		0.20		16,026	63
30.62	64.27		1.22		1.22		0.03		19,525	116
18.77	(11.21)		1.28		1.40		0.72		3,253	77

24.40	(11.15	)(e)	2.03	(f)	2.09	(f)	(0.76	)(f)	2,152	33	(e)
29.25	26.24		2.03		2.10		(0.77)		2,489	57
23.17	(5.64)		2.03		2.08		(0.45)		2,499	54
25.36	(13.61)		2.03		2.04		(0.56)		3,624	63
32.44	63.10		1.96		1.96		(0.95)		5,028	116
19.99	(12.01)		2.03		2.20		(0.42)		102	77

25.80	(10.71	)(e)	1.03	(f)	1.19	(f)	0.24	(f)	1,841	33	(e)
30.68	27.51		1.03		1.20		0.24		2,130	57
24.06	(4.68)		1.03		1.18		0.69		4,246	54
26.17	(12.77)		1.03		1.13		0.41		21,683	63
33.11	64.73		0.97		1.07		0.04		66,993	116
20.30	(11.00)		1.03		1.30		0.43		784	77

25.74	(10.67	)(e)	0.98	(f)	1.01	(f)	0.31	(f)	11	33	(e)
30.60	27.54		0.98		1.05		0.28		13	57
24.06	(4.60)		0.97		1.01		0.57		10	54
26.20	(12.70)		0.95		0.95		0.51		11	63
33.15	64.72		0.92		0.92		0.35		14	116
20.32	(10.88)		0.95		1.14		0.92		9	77

25.65	(10.67	)(e)	1.03	(f)	1.09	(f)	0.24	(f)	63,553	33	(e)
30.50	27.48		1.03		1.10		0.24		77,474	57
23.99	(4.66)		1.03		1.08		0.52		71,703	54
26.14	(12.76)		1.03		1.03		0.41		82,062	63
33.10	64.71		0.95		0.96		0.35		118,351	116
20.30	(11.00)		1.03		1.18		0.92		69,689	77

25.65	(10.70	)(e)	1.03	(f)	1.08	(f)	0.25	(f)	14	33	(e)
30.51	27.47		1.03		1.09		0.30		16	57
24.00	(4.66)		1.03		1.08		0.55		185	54
26.15	(12.73)		1.03		1.05		0.69		272	63
33.10	64.71		0.94		0.94		0.31		17	116
20.29	(11.00)		1.03		1.16		0.83		9	77

See Notes to Financial Statements.	83

Financial Highlights (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2025(c)	$30.60	$0.04	$(2.91)	$(2.87)	$–	$(1.99)	$(1.99)
10/31/2024	24.06	0.09	6.52	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount is less than $0.01.
(e)	Not annualized.
(f)	Annualized.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$25.74	(10.67	)(e)	0.98	(f)	1.06	(f)	0.29	(f)	$4,472	33	(e)
30.60	27.54		0.98		1.05		0.31		5,437	57
24.06	(4.60)		0.97		1.03		0.56		9,998	54
26.20	(12.73)		0.98		0.98		0.50		10,472	63
33.16	64.69		0.94		0.95		0.22		11,274	116
20.33	(10.87)		0.95		1.16		0.90		1,717	77

See Notes to Financial Statements.	85

Financial Highlights (unaudited)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$15.94	$0.06	$(0.31)	$(0.25)	$(0.13)	$(0.92)	$(1.05)
10/31/2024	11.92	0.12	4.01	4.13	(0.11)	–	(0.11)
10/31/2023	12.44	0.12	0.01	0.13	(0.14)	(0.51)	(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
Class C
4/30/2025(c)	13.54	0.01	(0.26)	(0.25)	(0.03)	(0.92)	(0.95)
10/31/2024	10.13	0.01	3.42	3.43	(0.02)	–	(0.02)
10/31/2023	10.66	0.03	0.01	0.04	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
Class F
4/30/2025(c)	15.72	0.08	(0.31)	(0.23)	(0.16)	(0.92)	(1.08)
10/31/2024	11.75	0.14	3.95	4.09	(0.12)	–	(0.12)
10/31/2023	12.26	0.14	0.02	0.16	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
Class F3
4/30/2025(c)	16.25	0.09	(0.31)	(0.22)	(0.17)	(0.92)	(1.09)
10/31/2024	12.14	0.17	4.08	4.25	(0.14)	–	(0.14)
10/31/2023	12.65	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
Class I
4/30/2025(c)	16.09	0.08	(0.31)	(0.23)	(0.17)	(0.92)	(1.09)
10/31/2024	12.03	0.16	4.04	4.20	(0.14)	–	(0.14)
10/31/2023	12.55	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
Class P
4/30/2025(c)	15.51	0.05	(0.31)	(0.26)	(0.10)	(0.92)	(1.02)
10/31/2024	11.59	0.09	3.91	4.00	(0.08)	–	(0.08)
10/31/2023	12.12	0.09	0.01	0.10	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
Class R2
4/30/2025(c)	15.46	0.05	(0.33)	(0.28)	(0.08)	(0.92)	(1.00)
10/31/2024	11.56	0.07	3.90	3.97	(0.07)	–	(0.07)
10/31/2023	12.08	0.07	0.02	0.09	(0.10)	(0.51)	(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)

86	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.64	(2.03	)(d)	0.95	(e)	0.95	(e)	0.84	(e)	$1,206,495	22	(d)
15.94	34.90		0.95		0.95		0.82		1,295,860	39
11.92	0.92		0.94		0.94		0.98		1,068,294	26
12.44	(6.81)		0.96		0.96		1.19		1,186,259	50
15.04	44.87		0.96		0.96		1.06		1,382,625	73
10.56	(6.39)		0.94		0.94		1.79		1,067,309	59

12.34	(2.40	)(d)	1.70	(e)	1.70	(e)	0.10	(e)	19,627	22	(d)
13.54	33.86		1.70		1.70		0.08		22,735	39
10.13	0.15		1.69		1.69		0.26		23,316	26
10.66	(7.50)		1.71		1.71		0.43		38,197	50
13.10	43.75		1.71		1.71		0.32		55,600	73
9.19	(7.07)		1.69		1.69		1.05		60,191	59

14.41	(1.99	)(d)	0.80	(e)	0.80	(e)	1.00	(e)	22,274	22	(d)
15.72	35.14		0.80		0.80		0.98		25,434	39
11.75	1.14		0.79		0.79		1.19		24,745	26
12.26	(6.75)		0.81		0.81		1.32		69,775	50
14.85	45.02		0.81		0.81		1.21		146,249	73
10.44	(6.22)		0.79		0.79		1.93		116,340	59

14.94	(1.82	)(d)	0.63	(e)	0.63	(e)	1.16	(e)	26,121	22	(d)
16.25	35.37		0.63		0.63		1.14		22,135	39
12.14	1.26		0.63		0.63		1.28		17,642	26
12.65	(6.58)		0.63		0.63		1.53		18,159	50
15.26	45.36		0.63		0.63		1.39		19,916	73
10.71	(6.11)		0.63		0.63		2.10		15,378	59

14.77	(1.91	)(d)	0.70	(e)	0.70	(e)	1.10	(e)	480,317	22	(d)
16.09	35.26		0.70		0.70		1.07		509,041	39
12.03	1.18		0.69		0.69		1.22		545,537	26
12.55	(6.65)		0.71		0.71		1.48		561,349	50
15.16	45.21		0.71		0.71		1.32		281,392	73
10.65	(6.16)		0.69		0.69		2.06		262,216	59

14.23	(2.16	)(d)	1.15	(e)	1.15	(e)	0.64	(e)	2,821	22	(d)
15.51	34.74		1.15		1.15		0.63		3,045	39
11.59	0.65		1.14		1.14		0.80		3,237	26
12.12	(7.03)		1.16		1.16		0.99		4,074	50
14.69	44.55		1.16		1.16		0.84		4,881	73
10.33	(6.54)		1.14		1.14		1.58		3,614	59

14.18	(2.26	)(d)	1.30	(e)	1.30	(e)	0.63	(e)	809	22	(d)
15.46	34.47		1.30		1.30		0.47		2,044	39
11.56	0.59		1.29		1.29		0.62		1,964	26
12.08	(7.17)		1.31		1.31		0.82		2,114	50
14.64	44.28		1.31		1.31		0.72		3,271	73
10.30	(6.68)		1.29		1.29		1.44		3,082	59

See Notes to Financial Statements.	87

Financial Highlights (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2025(c)	$15.53	$0.04	$(0.30)	$(0.26)	$(0.09)	$(0.92)	$(1.01)
10/31/2024	11.61	0.08	3.92	4.00	(0.08)	–	(0.08)
10/31/2023	12.13	0.09	0.01	0.10	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
Class R4
4/30/2025(c)	15.84	0.06	(0.30)	(0.24)	(0.14)	(0.92)	(1.06)
10/31/2024	11.84	0.12	3.99	4.11	(0.11)	–	(0.11)
10/31/2023	12.37	0.12	0.01	0.13	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
Class R5
4/30/2025(c)	16.11	0.08	(0.31)	(0.23)	(0.17)	(0.92)	(1.09)
10/31/2024	12.04	0.15	4.06	4.21	(0.14)	–	(0.14)
10/31/2023	12.56	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
Class R6
4/30/2025(c)	16.27	0.09	(0.32)	(0.23)	(0.17)	(0.92)	(1.09)
10/31/2024	12.15	0.17	4.09	4.26	(0.14)	–	(0.14)
10/31/2023	12.66	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.26	(2.13	)(d)	1.20	(e)	1.20	(e)	0.60	(e)	$59,661	22	(d)
15.53	34.63		1.20		1.20		0.57		65,416	39
11.61	0.66		1.19		1.19		0.73		57,037	26
12.13	(7.10)		1.21		1.21		0.93		63,110	50
14.70	44.54		1.21		1.21		0.81		86,249	73
10.33	(6.62)		1.19		1.19		1.54		76,817	59

14.54	(2.01	)(d)	0.95	(e)	0.95	(e)	0.83	(e)	3,958	22	(d)
15.84	34.96		0.96		0.96		0.81		4,276	39
11.84	0.86		0.94		0.94		0.99		2,523	26
12.37	(6.80)		0.96		0.96		1.20		2,969	50
14.96	44.80		0.96		0.96		1.04		2,988	73
10.50	(6.35)		0.94		0.94		1.79		2,228	59

14.79	(1.90	)(d)	0.70	(e)	0.70	(e)	1.08	(e)	1,175	22	(d)
16.11	35.31		0.70		0.70		1.06		1,137	39
12.04	1.17		0.69		0.69		1.22		781	26
12.56	(6.64)		0.71		0.71		1.42		776	50
15.17	45.17		0.71		0.71		1.31		986	73
10.66	(6.08)		0.69		0.69		2.07		901	59

14.95	(1.88	)(d)	0.63	(e)	0.63	(e)	1.15	(e)	10,836	22	(d)
16.27	35.42		0.63		0.63		1.14		10,378	39
12.15	1.26		0.63		0.63		1.29		7,577	26
12.66	(6.57)		0.63		0.63		1.44		8,039	50
15.27	45.31		0.63		0.63		1.39		16,209	73
10.72	(6.03)		0.63		0.63		2.10		11,403	59

See Notes to Financial Statements.	89

Financial Highlights (unaudited)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$16.57	$0.09		$0.19	$0.28	$(0.07)	$–	$(0.07)
10/31/2024	12.42	0.15		4.12	4.27	(0.12)	–	(0.12)
10/31/2023	11.37	0.13		1.00	1.13	(0.08)	–	(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
10/31/2020	11.52	0.11		1.09	1.20	(0.13)	–	(0.13)
Class C
4/30/2025(c)	16.32	0.02		0.18	0.20	–	–	–
10/31/2024	12.24	0.04		4.07	4.11	(0.03)	–	(0.03)
10/31/2023	11.22	0.04		0.98	1.02	–	–	–
10/31/2022	16.41	–	(f)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02		1.08	1.10	(0.04)	–	(0.04)
Class F
4/30/2025(c)	16.62	0.08		0.21	0.29	(0.09)	–	(0.09)
10/31/2024	12.45	0.18		4.12	4.30	(0.13)	–	(0.13)
10/31/2023	11.39	0.16		0.99	1.15	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12		1.11	1.23	(0.15)	–	(0.15)
Class F3
4/30/2025(c)	16.66	0.15		0.16	0.31	(0.11)	–	(0.11)
10/31/2024	12.47	0.21		4.14	4.35	(0.16)	–	(0.16)
10/31/2023	11.41	0.18		1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14		1.10	1.24	(0.17)	–	(0.17)
Class I
4/30/2025(c)	16.62	0.10		0.20	0.30	(0.11)	–	(0.11)
10/31/2024	12.45	0.17		4.15	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.16		1.00	1.16	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14		1.09	1.23	(0.16)	–	(0.16)
Class R3
4/30/2025(c)	16.43	0.06		0.19	0.25	(0.03)	–	(0.03)
10/31/2024	12.31	0.11		4.10	4.21	(0.09)	–	(0.09)
10/31/2023	11.26	0.10		0.99	1.09	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08		1.09	1.17	(0.11)	–	(0.11)

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.78	1.62	(d)	0.90	(e)	1.06	(e)	1.08	(e)	$15,053	41	(d)
16.57	34.62		0.90		1.72		0.98		7,468	41
12.42	9.98		0.90		2.55		1.08		5,163	55
11.37	(20.30)		0.90		3.43		0.79		4,236	70
16.61	38.37		0.90		3.53		0.88		5,016	87
12.59	10.52		0.90		4.32		0.92		2,622	141

16.52	1.23	(d)	1.65	(e)	1.82	(e)	0.23	(e)	678	41	(d)
16.32	33.62		1.65		2.45		0.26		543	41
12.24	9.09		1.65		3.33		0.35		345	55
11.22	(20.87)		1.65		4.05		(0.03)		392	70
16.41	37.27		1.65		4.29		0.14		826	87
12.46	9.75		1.65		5.12		0.17		537	141

16.82	1.68	(d)	0.75	(e)	0.91	(e)	0.98	(e)	9,019	41	(d)
16.62	34.83		0.75		1.59		1.13		1,358	41
12.45	10.16		0.75		2.42		1.25		1,099	55
11.39	(20.26)		0.75		3.21		0.86		1,277	70
16.65	38.59		0.75		3.40		1.07		2,146	87
12.62	10.73		0.75		4.23		1.06		1,445	141

16.86	1.85	(d)	0.50	(e)	0.73	(e)	1.82	(e)	17,676	41	(d)
16.66	35.07		0.53		1.36		1.35		18	41
12.47	10.38		0.57		2.04		1.42		14	55
11.41	(20.15)		0.59		2.99		0.99		13	70
16.68	38.90		0.61		3.20		1.20		18	87
12.63	10.78		0.62		4.09		1.19		14	141

16.81	1.72	(d)	0.65	(e)	0.80	(e)	1.25	(e)	94,029	41	(d)
16.62	35.00		0.65		1.25		1.07		42,139	41
12.45	10.26		0.65		2.29		1.32		3,245	55
11.40	(20.17)		0.65		3.12		0.93		1,085	70
16.66	38.78		0.65		3.30		1.16		1,837	87
12.62	10.75		0.65		4.16		1.18		1,400	141

16.65	1.50	(d)	1.15	(e)	1.32	(e)	0.73	(e)	917	41	(d)
16.43	34.28		1.15		1.98		0.72		824	41
12.31	9.67		1.15		2.80		0.83		598	55
11.26	(20.47)		1.15		3.67		0.59		506	70
16.47	37.85		1.15		3.78		0.70		470	87
12.51	10.25		1.15		4.67		0.68		241	141

See Notes to Financial Statements.	91

Financial Highlights (unaudited)(concluded)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2025(c)	$16.70	$0.08	$0.20	$0.28	$(0.07)	$–	$(0.07)
10/31/2024	12.41	0.15	4.14	4.29	–	–	–
10/31/2023	11.37	0.15	0.98	1.13	(0.09)	–	(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
Class R5
4/30/2025(c)	16.63	0.10	0.20	0.30	(0.11)	–	(0.11)
10/31/2024	12.46	0.19	4.13	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.17	1.00	1.17	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
Class R6
4/30/2025(c)	16.66	0.11	0.20	0.31	(0.11)	–	(0.11)
10/31/2024	12.47	0.21	4.13	4.34	(0.15)	–	(0.15)
10/31/2023	11.41	0.18	1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.91	1.65	(d)	0.90	(e)	1.04	(e)	1.00	(e)	$19	41	(d)
16.70	34.57		0.90		1.72		0.98		19	41
12.41	9.97		0.90		2.62		1.26		14	55
11.37	(20.37)		0.90		3.88		1.17		514	70
16.62	38.39		0.90		3.54		0.92		19	87
12.60	10.51		0.90		4.41		0.92		14	141

16.82	1.72	(d)	0.65	(e)	0.82	(e)	1.22	(e)	19	41	(d)
16.63	34.95		0.65		1.48		1.23		19	41
12.46	10.31		0.65		2.30		1.35		14	55
11.40	(20.17)		0.65		3.14		0.93		13	70
16.66	38.78		0.65		3.29		1.16		19	87
12.62	10.75		0.65		4.15		1.17		14	141

16.86	1.77	(d)	0.51	(e)	0.77	(e)	1.31	(e)	5,009	41	(d)
16.66	35.15		0.53		1.35		1.34		5,454	41
12.47	10.38		0.57		1.99		1.39		3,414	55
11.41	(20.10)		0.59		3.02		1.06		919	70
16.67	38.82		0.61		3.21		1.21		1,215	87
12.63	10.87		0.62		4.09		1.21		635	141

See Notes to Financial Statements.	93

Financial Highlights (unaudited)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	asset value, end of period
Class A
4/30/2025(c)	$42.72	$(0.15)	$0.11	$(0.04)	$–	$42.68
10/31/2024	27.67	(0.19)	15.24	15.05	–	42.72
10/31/2023	26.45	(0.15)	1.37	1.22	–	27.67
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
Class C
4/30/2025(c)	36.41	(0.27)	0.10	(0.17)	–	36.24
10/31/2024	23.76	(0.40)	13.05	12.65	–	36.41
10/31/2023	22.88	(0.31)	1.19	0.88	–	23.76
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
Class F
4/30/2025(c)	44.51	(0.10)	0.11	0.01	–	44.52
10/31/2024	28.76	(0.10)	15.85	15.75	–	44.51
10/31/2023	27.42	(0.07)	1.41	1.34	–	28.76
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
Class F3
4/30/2025(c)	45.34	(0.08)	0.10	0.02	–	45.36
10/31/2024	29.27	(0.07)	16.14	16.07	–	45.34
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
Class I
4/30/2025(c)	44.91	(0.10)	0.12	0.02	–	44.93
10/31/2024	29.02	(0.10)	15.99	15.89	–	44.91
10/31/2023	27.67	(0.09)	1.44	1.35	–	29.02
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
Class R2
4/30/2025(c)	40.90	(0.22)	0.11	(0.11)	–	40.79
10/31/2024	26.59	(0.31)	14.62	14.31	–	40.90
10/31/2023	25.50	(0.23)	1.32	1.09	–	26.59
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
Class R3
4/30/2025(c)	40.99	(0.20)	0.11	(0.09)	–	40.90
10/31/2024	26.62	(0.27)	14.64	14.37	–	40.99
10/31/2023	25.51	(0.22)	1.33	1.11	–	26.62
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31

94	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.09	)(d)	0.89	(e)	0.89	(e)	(0.66	)(e)	$2,122,289	43	(d)
54.39		0.90		0.90		(0.51)		2,178,145	94
4.61		0.91		0.91		(0.55)		1,491,196	120
(38.05)		0.91		0.91		(0.49)		1,569,330	146
37.77		0.89		0.89		(0.61)		2,713,887	140
60.35		0.90		0.90		(0.56)		1,920,930	93

(0.47	)(d)	1.64	(e)	1.64	(e)	(1.41	)(e)	455,543	43	(d)
53.24		1.65		1.65		(1.26)		493,628	94
3.85		1.66		1.66		(1.29)		425,713	120
(38.52)		1.66		1.66		(1.24)		543,043	146
36.75		1.64		1.64		(1.36)		1,142,002	140
59.17		1.65		1.65		(1.29)		906,259	93

0.02	(d)	0.64	(e)	0.74	(e)	(0.41	)(e)	264,185	43	(d)
54.76		0.65		0.75		(0.26)		261,387	94
4.89		0.66		0.76		(0.25)		244,364	120
(37.89)		0.66		0.76		(0.23)		775,269	146
38.13		0.64		0.74		(0.36)		4,331,228	140
60.72		0.65		0.75		(0.31)		2,708,762	93

0.07	(d)	0.58	(e)	0.58	(e)	(0.34	)(e)	472,241	43	(d)
54.87		0.58		0.58		(0.19)		464,143	94
4.95		0.59		0.59		(0.23)		382,432	120
(37.85)		0.59		0.59		(0.17)		430,492	146
38.23		0.58		0.58		(0.30)		697,858	140
60.84		0.59		0.59		(0.29)		265,851	93

0.04	(d)	0.64	(e)	0.64	(e)	(0.41	)(e)	2,713,834	43	(d)
54.76		0.65		0.65		(0.26)		2,918,040	94
4.88		0.66		0.66		(0.30)		2,124,007	120
(37.89)		0.66		0.66		(0.25)		2,087,818	146
38.13		0.64		0.64		(0.36)		1,282,161	140
60.72		0.65		0.65		(0.31)		1,037,283	93

(0.27	)(d)	1.24	(e)	1.24	(e)	(1.01	)(e)	1,914	43	(d)
53.82		1.25		1.25		(0.86)		2,021	94
4.27		1.26		1.26		(0.89)		1,452	120
(38.28)		1.26		1.26		(0.84)		2,155	146
37.32		1.24		1.24		(0.96)		3,275	140
59.75		1.25		1.25		(0.84)		1,551	93

(0.22	)(d)	1.14	(e)	1.14	(e)	(0.91	)(e)	20,561	43	(d)
53.98		1.15		1.15		(0.76)		21,895	94
4.35		1.16		1.16		(0.81)		15,019	120
(38.20)		1.16		1.16		(0.74)		13,621	146
37.44		1.14		1.14		(0.86)		21,928	140
59.94		1.15		1.15		(0.79)		18,790	93

See Notes to Financial Statements.	95

Financial Highlights (unaudited)(concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	asset value, end of period
Class R4
4/30/2025(c)	$42.74	$(0.15)	$0.11	$(0.04)	$–	$42.70
10/31/2024	27.69	(0.19)	15.24	15.05	–	42.74
10/31/2023	26.46	(0.15)	1.38	1.23	–	27.69
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
Class R5
4/30/2025(c)	44.94	(0.10)	0.11	0.01	–	44.95
10/31/2024	29.04	(0.10)	16.00	15.90	–	44.94
10/31/2023	27.68	(0.09)	1.45	1.36	–	29.04
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
Class R6
4/30/2025(c)	45.33	(0.08)	0.11	0.03	–	45.36
10/31/2024	29.27	(0.08)	16.14	16.06	–	45.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

96	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.09	)(d)	0.89	(e)	0.89	(e)	(0.65	)(e)	$15,723	43	(d)
54.35		0.90		0.90		(0.51)		14,316	94
4.65		0.91		0.91		(0.54)		9,595	120
(38.06)		0.91		0.91		(0.49)		10,901	146
37.79		0.89		0.89		(0.61)		18,549	140
60.33		0.90		0.90		(0.55)		12,667	93

0.02	(d)	0.64	(e)	0.64	(e)	(0.40	)(e)	9,315	43	(d)
54.81		0.65		0.65		(0.26)		11,478	94
4.88		0.66		0.66		(0.30)		9,206	120
(37.91)		0.66		0.66		(0.24)		9,706	146
38.13		0.64		0.64		(0.36)		19,722	140
60.74		0.65		0.65		(0.29)		14,216	93

0.07	(d)	0.58	(e)	0.58	(e)	(0.34	)(e)	135,532	43	(d)
54.87		0.58		0.58		(0.19)		141,383	94
4.95		0.59		0.59		(0.23)		113,990	120
(37.85)		0.59		0.59		(0.17)		124,498	146
38.23		0.58		0.58		(0.30)		181,524	140
60.84		0.60		0.60		(0.24)		65,478	93

See Notes to Financial Statements.	97

Financial Highlights (unaudited)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$19.79	$(0.05)	$(1.30)	$(1.35)	$(0.06)	$–	$(0.06)
10/31/2024	15.39	(0.10)	4.50	4.40	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
Class C
4/30/2025(c)	18.96	(0.12)	(1.23)	(1.35)	–	–	–
10/31/2024	14.86	(0.24)	4.34	4.10	–	–	–
10/31/2023	16.61	(0.20)	(1.55)	(1.75)	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
Class F
4/30/2025(c)	20.05	(0.03)	(1.30)	(1.33)	(0.09)	–	(0.09)
10/31/2024	15.56	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.22	(0.03)	(1.63)	(1.66)	–	–	–
10/31/2022	22.08	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
10/31/2020	14.49	– (f)	4.83	4.83	– (f)	–	–
Class F3
4/30/2025(c)	20.08	(0.01)	(1.31)	(1.32)	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.54	4.52	–	–	–
10/31/2023	17.23	– (f)	(1.62)	(1.62)	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
Class I
4/30/2025(c)	20.02	(0.02)	(1.31)	(1.33)	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
10/31/2020	14.49	– (f)	4.84	4.84	(0.01)	–	(0.01)
Class R3
4/30/2025(c)	19.51	(0.07)	(1.28)	(1.35)	(0.06)	–	(0.06)
10/31/2024	15.21	(0.15)	4.45	4.30	–	–	–
10/31/2023	16.91	(0.11)	(1.59)	(1.70)	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–

98	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.38	(6.85	)(d)	1.03	(e)	3.35	(e)	(0.53	)(e)	$4,011	49	(d)
19.79	28.51		1.03		3.34		(0.55)		4,526	88
15.39	(9.78)		1.03		3.53		(0.42)		3,853	74
17.07	(16.29)		1.03		4.11		(0.26)		3,177	49
21.96	28.56		1.03		3.90		(0.50)		3,507	59
19.27	33.08		1.03		6.30		(0.34)		2,022	114

17.61	(7.12	)(d)	1.78	(e)	4.11	(e)	(1.28	)(e)	1,166	49	(d)
18.96	27.51		1.78		4.09		(1.30)		1,227	88
14.86	(10.48)		1.78		4.26		(1.19)		930	74
16.61	(16.91)		1.78		4.85		(1.02)		607	49
21.56	27.57		1.78		4.62		(1.25)		786	59
19.09	32.11		1.78		7.05		(1.11)		328	114

18.63	(6.73	)(d)	0.78	(e)	3.20	(e)	(0.28	)(e)	176	49	(d)
20.05	28.84		0.78		3.18		(0.30)		191	88
15.56	(9.58)		0.78		3.41		(0.15)		173	74
17.22	(16.05)		0.78		3.97		0.01		373	49
22.08	28.88		0.78		3.63		(0.23)		587	59
19.32	33.34		0.78		5.73		–	(g)	109	114

18.65	(6.63	)(d)	0.63	(e)	3.04	(e)	(0.13	)(e)	34	49	(d)
20.08	29.05		0.60		3.04		(0.13)		37	88
15.56	(9.45)		0.62		3.11		(0.01)		28	74
17.23	(15.96)		0.68		3.69		0.09		31	49
22.07	28.91		0.71		3.55		(0.18)		40	59
19.33	33.49		0.70		5.37		0.11		35	114

18.58	(6.70	)(d)	0.78	(e)	3.12	(e)	(0.23	)(e)	48	49	(d)
20.02	28.83		0.78		3.10		(0.30)		43	88
15.53	(9.58)		0.78		3.26		(0.18)		49	74
17.21	(16.06)		0.78		3.85		(0.03)		15	49
22.07	28.82		0.78		3.66		(0.25)		20	59
19.32	33.40		0.78		5.53		0.02		17	114

18.10	(6.93	)(d)	1.28	(e)	3.63	(e)	(0.73	)(e)	112	49	(d)
19.51	28.19		1.28		3.60		(0.80)		30	88
15.21	(9.99)		1.28		3.75		(0.65)		24	74
16.91	(16.50)		1.28		4.35		(0.52)		11	49
21.82	28.19		1.28		4.17		(0.75)		15	59
19.21	32.76		1.28		6.53		(0.57)		13	114

See Notes to Financial Statements.	99

Financial Highlights (unaudited)(concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2025(c)	$19.78	$(0.05)	$(1.29)	$(1.34)	$(0.06)	$–	$(0.06)
10/31/2024	15.39	(0.10)	4.49	4.39	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
Class R5
4/30/2025(c)	20.01	(0.03)	(1.29)	(1.32)	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.54	4.48	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
10/31/2020	14.49	(0.01)	4.85	4.84	(0.01)	–	(0.01)
Class R6
4/30/2025(c)	20.09	(0.01)	(1.31)	(1.32)	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.55	4.53	–	–	–
10/31/2023	17.24	– (f)	(1.63)	(1.63)	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Amount is less than 0.01%.

100	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.38	(6.80	)(d)	1.03	(e)	3.36	(e)	(0.53	)(e)	$12	49	(d)
19.78	28.53		1.03		3.31		(0.53)		13	88
15.39	(9.84)		1.03		3.53		(0.41)		10	74
17.07	(16.25)		1.03		4.10		(0.26)		11	49
21.95	28.50		1.03		3.92		(0.50)		15	59
19.27	33.08		1.03		6.27		(0.31)		13	114

18.58	(6.70	)(d)	0.78	(e)	3.10	(e)	(0.29	)(e)	12	49	(d)
20.01	28.83		0.78		3.08		(0.31)		13	88
15.53	(9.58)		0.78		3.28		(0.15)		10	74
17.21	(16.06)		0.78		3.84		(0.01)		11	49
22.07	28.86		0.78		3.67		(0.24)		15	59
19.32	33.39		0.78		6.02		(0.06)		13	114

18.66	(6.63	)(d)	0.62	(e)	3.03	(e)	(0.14	)(e)	1,940	49	(d)
20.09	29.03		0.60		3.03		(0.11)		2,485	88
15.56	(9.44)		0.62		3.11		(0.01)		1,885	74
17.24	(15.95)		0.68		3.68		0.08		2,198	49
22.08	28.89		0.70		3.48		(0.17)		2,851	59
19.34	33.56		0.70		5.83		0.07		1,188	114

See Notes to Financial Statements.	101

Financial Highlights (unaudited)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$15.44	$0.08	$1.11	$1.19	$(0.21)	$(0.41)	$(0.62)
10/31/2024	12.37	0.20	3.11	3.31	(0.24)	–	(0.24)
10/31/2023	11.61	0.22	0.79	1.01	(0.25)	–	(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	–	(0.20)
Class C
4/30/2025(c)	15.45	0.03	1.12	1.15	(0.08)	(0.41)	(0.49)
10/31/2024	12.31	0.09	3.11	3.20	(0.06)	–	(0.06)
10/31/2023	11.53	0.08	0.83	0.91	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	–	(0.09)
Class F
4/30/2025(c)	15.39	0.09	1.12	1.21	(0.24)	(0.41)	(0.65)
10/31/2024	12.33	0.22	3.10	3.32	(0.26)	–	(0.26)
10/31/2023	11.57	0.22	0.81	1.03	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	–	(0.22)
Class F3
4/30/2025(c)	15.72	0.12	1.11	1.23	(0.25)	(0.41)	(0.66)
10/31/2024	12.58	0.25	3.17	3.42	(0.28)	–	(0.28)
10/31/2023	11.80	0.28	0.79	1.07	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	–	(0.23)
Class I
4/30/2025(c)	15.66	0.10	1.13	1.23	(0.25)	(0.41)	(0.66)
10/31/2024	12.54	0.24	3.15	3.39	(0.27)	–	(0.27)
10/31/2023	11.77	0.26	0.80	1.06	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	–	(0.23)
Class P
4/30/2025(c)	15.48	0.07	1.11	1.18	(0.18)	(0.41)	(0.59)
10/31/2024	12.40	0.18	3.11	3.29	(0.21)	–	(0.21)
10/31/2023	11.63	0.19	0.81	1.00	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	–	(0.17)
Class R2
4/30/2025(c)	15.44	0.06	1.11	1.17	(0.16)	(0.41)	(0.57)
10/31/2024	12.37	0.15	3.12	3.27	(0.20)	–	(0.20)
10/31/2023	11.62	0.17	0.79	0.96	(0.21)	–	(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	–	(0.16)

102	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.01	8.04	(d)	0.91	(e)	0.94	(e)	1.07	(e)	$159,356	51	(d)
15.44	27.03		0.94		0.97		1.38		153,922	89
12.37	8.72		0.95		0.99		1.65		132,735	106
11.61	(25.75)		1.17		1.22		1.89		131,097	87
17.67	33.15		1.17		1.19		1.04		193,680	58
13.41	3.23		1.17		1.21		0.90		154,161	77

16.11	7.66	(d)	1.66	(e)	1.69	(e)	0.34	(e)	1,356	51	(d)
15.45	26.10		1.69		1.72		0.61		1,222	89
12.31	7.82		1.72		1.76		0.63		1,414	106
11.53	(26.26)		1.92		1.97		1.09		4,161	87
17.54	32.20		1.92		1.94		0.28		7,622	58
13.31	2.27		1.92		2.00		0.17		6,676	77

15.95	8.17	(d)	0.76	(e)	0.79	(e)	1.21	(e)	4,509	51	(d)
15.39	27.19		0.79		0.82		1.53		4,256	89
12.33	8.89		0.80		0.84		1.68		3,894	106
11.57	(25.57)		0.96		1.06		1.76		7,986	87
17.61	33.43		0.96		1.04		1.30		24,909	58
13.36	3.39		0.96		1.03		0.77		10,435	77

16.29	8.17	(d)	0.59	(e)	0.61	(e)	1.57	(e)	36,053	51	(d)
15.72	27.48		0.61		0.64		1.68		15,859	89
12.58	9.07		0.61		0.65		2.08		11,841	106
11.80	(25.50)		0.84		0.89		2.39		5,987	87
17.92	33.57		0.84		0.86		1.38		5,928	58
13.59	3.53		0.84		0.86		1.23		4,489	77

16.23	8.20	(d)	0.66	(e)	0.69	(e)	1.33	(e)	150,407	51	(d)
15.66	27.38		0.69		0.72		1.63		147,149	89
12.54	8.98		0.69		0.73		1.94		136,201	106
11.77	(25.51)		0.86		0.97		2.23		121,926	87
17.88	33.55		0.86		0.94		1.24		170,044	58
13.56	3.52		0.86		0.94		1.20		179,796	77

16.07	7.94	(d)	1.08	(e)	1.11	(e)	0.92	(e)	13	51	(d)
15.48	26.81		1.11		1.14		1.22		13	89
12.40	8.57		1.14		1.18		1.44		10	106
11.63	(25.89)		1.37		1.39		1.71		9	87
17.69	32.90		1.37		1.39		0.53		13	58
13.42	2.96		1.37		1.40		0.72		38	77

16.04	7.87	(d)	1.26	(e)	1.29	(e)	0.73	(e)	254	51	(d)
15.44	26.64		1.29		1.32		1.04		225	89
12.37	8.27		1.30		1.34		1.30		169	106
11.62	(25.98)		1.52		1.58		1.60		143	87
17.67	32.70		1.52		1.54		0.70		178	58
13.39	2.86		1.52		1.54		0.46		137	77

See Notes to Financial Statements.	103

Financial Highlights (unaudited)(concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2025(c)	$15.16	$0.06	$1.10	$1.16	$(0.17)	$(0.41)	$(0.58)
10/31/2024	12.15	0.17	3.04	3.21	(0.20)	–	(0.20)
10/31/2023	11.40	0.19	0.78	0.97	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	–	(0.16)
Class R4
4/30/2025(c)	15.35	0.08	1.11	1.19	(0.22)	(0.41)	(0.63)
10/31/2024	12.30	0.20	3.09	3.29	(0.24)	–	(0.24)
10/31/2023	11.55	0.22	0.79	1.01	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	–	(0.20)
Class R5
4/30/2025(c)	15.54	0.10	1.12	1.22	(0.25)	(0.41)	(0.66)
10/31/2024	12.45	0.29	3.07	3.36	(0.27)	–	(0.27)
10/31/2023	11.69	0.25	0.80	1.05	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	–	(0.23)
Class R6
4/30/2025(c)	15.71	0.11	1.12	1.23	(0.25)	(0.41)	(0.66)
10/31/2024	12.57	0.26	3.16	3.42	(0.28)	–	(0.28)
10/31/2023	11.79	0.26	0.81	1.07	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	–	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.74	7.96	(d)	1.16	(e)	1.19	(e)	0.82	(e)	$6,073	51	(d)
15.16	26.68		1.19		1.22		1.19		5,714	89
12.15	8.42		1.19		1.23		1.44		4,530	106
11.40	(25.88)		1.42		1.47		1.63		4,203	87
17.38	32.81		1.42		1.44		0.80		6,114	58
13.20	2.92		1.42		1.46		0.67		5,354	77

15.91	8.07	(d)	0.91	(e)	0.94	(e)	1.01	(e)	2,019	51	(d)
15.35	27.01		0.94		0.97		1.36		2,220	89
12.30	8.70		0.95		0.99		1.68		1,359	106
11.55	(25.71)		1.17		1.23		1.93		1,306	87
17.58	33.11		1.17		1.19		1.06		1,685	58
13.35	3.17		1.17		1.20		0.90		1,165	77

16.10	8.20	(d)	0.66	(e)	0.69	(e)	1.27	(e)	176	51	(d)
15.54	27.33		0.71		0.73		1.87		242	89
12.45	8.96		0.69		0.73		1.93		14	106
11.69	(25.56)		0.92		0.96		1.42		14	87
17.78	33.50		0.92		0.94		1.30		81	58
13.50	3.39		0.92		0.94		1.18		64	77

16.28	8.18	(d)	0.59	(e)	0.61	(e)	1.46	(e)	5,489	51	(d)
15.71	27.50		0.61		0.64		1.71		4,616	89
12.57	9.08		0.62		0.66		1.99		3,263	106
11.79	(25.51)		0.84		0.88		2.21		2,639	87
17.91	33.60		0.84		0.86		1.36		4,180	58
13.58	3.53		0.84		0.86		1.23		2,143	77

See Notes to Financial Statements.	105

Financial Highlights (unaudited)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
4/30/2025(c)	$18.96	$0.17	$0.97	$1.14	$(0.34)	$19.76	6.16 (d)
10/31/2024	15.94	0.32	2.97	3.29	(0.27)	18.96	20.77
10/31/2023	14.80	0.24	1.17	1.41	(0.27)	15.94	9.54
10/31/2022	21.36	0.19	(6.27)	(6.08)	(0.48)	14.80	(29.03)
10/31/2021	15.69	0.20	5.47	5.67	–	21.36	36.14
10/31/2020	16.02	0.06	(0.18)	(0.12)	(0.21)	15.69	(0.84)
Class C
4/30/2025(c)	17.37	0.08	0.91	0.99	(0.17)	18.19	5.78 (d)
10/31/2024	14.60	0.16	2.73	2.89	(0.12)	17.37	19.82
10/31/2023	13.54	0.09	1.10	1.19	(0.13)	14.60	8.76
10/31/2022	19.57	0.05	(5.76)	(5.71)	(0.32)	13.54	(29.58)
10/31/2021	14.47	0.04	5.06	5.10	–	19.57	35.25
10/31/2020	14.78	(0.05)	(0.19)	(0.24)	(0.07)	14.47	(1.63)
Class F
4/30/2025(c)	18.81	0.17	0.98	1.15	(0.37)	19.59	6.26 (d)
10/31/2024	15.81	0.35	2.94	3.29	(0.29)	18.81	20.92
10/31/2023	14.67	0.19	1.23	1.42	(0.28)	15.81	9.70
10/31/2022	21.19	0.22	(6.23)	(6.01)	(0.51)	14.67	(28.93)
10/31/2021	15.53	0.23	5.43	5.66	–	21.19	36.38
10/31/2020	15.86	0.07	(0.17)	(0.10)	(0.23)	15.53	(0.72)
Class F3
4/30/2025(c)	19.79	0.21	1.01	1.22	(0.39)	20.62	6.33 (d)
10/31/2024	16.62	0.39	3.10	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.27	(6.54)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.29	5.67	5.96	–	22.22	36.65
10/31/2020	16.59	0.12	(0.20)	(0.08)	(0.25)	16.26	(0.54)
Class I
4/30/2025(c)	19.63	0.19	1.02	1.21	(0.39)	20.45	6.33 (d)
10/31/2024	16.50	0.38	3.07	3.45	(0.32)	19.63	21.02
10/31/2023	15.31	0.29	1.22	1.51	(0.32)	16.50	9.85
10/31/2022	22.08	0.24	(6.48)	(6.24)	(0.53)	15.31	(28.85)
10/31/2021	16.17	0.26	5.65	5.91	–	22.08	36.55
10/31/2020	16.51	0.10	(0.19)	(0.09)	(0.25)	16.17	(0.62)
Class P
4/30/2025(c)	19.59	0.16	1.00	1.16	(0.30)	20.45	6.07 (d)
10/31/2024	16.37	0.29	3.06	3.35	(0.13)	19.59	20.49
10/31/2023	15.18	0.19	1.23	1.42	(0.23)	16.37	9.37
10/31/2022	21.89	0.17	(6.45)	(6.28)	(0.43)	15.18	(29.19)
10/31/2021	16.10	0.17	5.62	5.79	–	21.89	35.96
10/31/2020	16.43	0.05	(0.22)	(0.17)	(0.16)	16.10	(1.08)
Class R2
4/30/2025(c)	18.56	0.13	0.95	1.08	(0.27)	19.37	5.95 (d)
10/31/2024	15.59	0.24	2.92	3.16	(0.19)	18.56	20.35
10/31/2023	14.48	0.15	1.18	1.33	(0.22)	15.59	9.17
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	14.48	(29.28)
10/31/2021	15.39	0.12	5.38	5.50	–	20.89	35.74
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	15.39	(1.24)

106	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.24	(e)	1.26	(e)	1.81	(e)	$91,622	46	(d)
1.24		1.25		1.71		92,403	50
1.22		1.25		1.38		85,371	39
1.22		1.26		1.10		84,505	70
1.19		1.21		1.00		130,088	74
1.21		1.24		0.41		96,338	55

1.99	(e)	2.01	(e)	0.96	(e)	2,664	46	(d)
1.99		2.00		0.96		3,397	50
1.98		2.01		0.56		4,729	39
1.97		2.00		0.30		7,226	70
1.95		1.96		0.22		14,488	74
1.97		1.99		(0.38)		12,840	55

1.09	(e)	1.11	(e)	1.89	(e)	2,383	46	(d)
1.09		1.10		1.89		2,545	50
1.08		1.11		1.16		3,683	39
1.07		1.10		1.22		13,570	70
1.05		1.06		1.13		54,601	74
1.07		1.09		0.44		43,222	55

0.91	(e)	0.93	(e)	2.16	(e)	31,012	46	(d)
0.91		0.92		2.04		30,426	50
0.89		0.92		1.68		27,245	39
0.89		0.93		1.47		25,732	70
0.86		0.88		1.36		30,504	74
0.89		0.91		0.75		17,579	55

0.99	(e)	1.01	(e)	2.05	(e)	150,098	46	(d)
0.99		1.00		1.96		154,096	50
0.97		1.00		1.64		143,466	39
0.97		1.01		1.34		153,655	70
0.95		0.96		1.24		193,183	74
0.97		0.99		0.66		146,416	55

1.44	(e)	1.46	(e)	1.66	(e)	30	46	(d)
1.44		1.45		1.51		27	50
1.43		1.46		1.09		21	39
1.42		1.46		0.93		113	70
1.39		1.41		0.80		140	74
1.41		1.43		0.30		119	55

1.59	(e)	1.61	(e)	1.48	(e)	1,582	46	(d)
1.59		1.60		1.34		1,571	50
1.57		1.60		0.93		1,402	39
1.57		1.61		0.72		1,913	70
1.55		1.56		0.63		2,771	74
1.57		1.59		0.06		2,522	55

See Notes to Financial Statements.	107

Financial Highlights (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
4/30/2025(c)	$18.53	$0.14	$0.96	$1.10	$(0.29)	$19.34	6.08 (d)
10/31/2024	15.59	0.27	2.91	3.18	(0.24)	18.53	20.45
10/31/2023	14.47	0.19	1.16	1.35	(0.23)	15.59	9.30
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	14.47	(29.24)
10/31/2021	15.32	0.10	5.40	5.50	–	20.82	35.90
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	15.32	(1.17)
Class R4
4/30/2025(c)	18.85	0.17	0.97	1.14	(0.34)	19.65	6.22 (d)
10/31/2024	15.86	0.32	2.95	3.27	(0.28)	18.85	20.73
10/31/2023	14.72	0.24	1.17	1.41	(0.27)	15.86	9.54
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	14.72	(29.02)
10/31/2021	15.61	0.18	5.47	5.65	–	21.26	36.19
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	15.61	(0.90)
Class R5
4/30/2025(c)	19.62	0.20	1.01	1.21	(0.39)	20.44	6.33 (d)
10/31/2024	16.49	0.38	3.07	3.45	(0.32)	19.62	21.03
10/31/2023	15.30	0.29	1.22	1.51	(0.32)	16.49	9.85
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	15.30	(28.88)
10/31/2021	16.17	0.14	5.76	5.90	–	22.07	36.49
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	16.17	(0.56)
Class R6
4/30/2025(c)	19.79	0.21	1.02	1.23	(0.39)	20.63	6.38 (d)
10/31/2024	16.62	0.40	3.09	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.24	5.72	5.96	–	22.22	36.65
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	16.26	(0.54)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

108	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.49	(e)	1.51	(e)	1.59	(e)	$4,961	46	(d)
1.49		1.50		1.49		4,706	50
1.47		1.50		1.16		4,508	39
1.47		1.51		0.84		4,129	70
1.45		1.47		0.51		6,838	74
1.46		1.49		0.10		15,313	55

1.24	(e)	1.26	(e)	1.84	(e)	2,857	46	(d)
1.24		1.25		1.72		2,683	50
1.22		1.25		1.39		2,278	39
1.22		1.26		1.10		1,935	70
1.20		1.22		0.91		2,869	74
1.21		1.24		0.44		4,889	55

0.99	(e)	1.01	(e)	2.08	(e)	2,116	46	(d)
0.99		1.00		1.98		2,105	50
0.97		1.00		1.62		2,009	39
0.97		1.00		1.33		1,877	70
0.95		0.97		0.70		3,283	74
0.96		0.99		0.47		15,842	55

0.91	(e)	0.93	(e)	2.16	(e)	17,299	46	(d)
0.91		0.92		2.05		17,454	50
0.89		0.92		1.70		16,179	39
0.89		0.93		1.42		15,946	70
0.87		0.89		1.14		25,184	74
0.89		0.91		0.72		31,986	55

See Notes to Financial Statements.	109

Financial Highlights (unaudited)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2025(c)	$8.05	$0.12	$ 0.85	$ 0.97	$(0.07)	$8.95
10/31/2024	6.81	0.26	1.27	1.53	(0.29)	8.05
10/31/2023	6.14	0.19	0.68	0.87	(0.20)	6.81
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
Class C
4/30/2025(c)	8.00	0.09	0.85	0.94	(0.04)	8.90
10/31/2024	6.76	0.20	1.26	1.46	(0.22)	8.00
10/31/2023	6.09	0.13	0.68	0.81	(0.14)	6.76
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
Class F
4/30/2025(c)	8.12	0.13	0.87	1.00	(0.08)	9.04
10/31/2024	6.87	0.28	1.27	1.55	(0.30)	8.12
10/31/2023	6.18	0.19	0.70	0.89	(0.20)	6.87
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
Class F3
4/30/2025(c)	8.14	0.14	0.86	1.00	(0.08)	9.06
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
Class I
4/30/2025(c)	8.13	0.14	0.85	0.99	(0.08)	9.04
10/31/2024	6.87	0.29	1.27	1.56	(0.30)	8.13
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
Class R2
4/30/2025(c)	8.27	0.11	0.88	0.99	(0.06)	9.20
10/31/2024	6.99	0.24	1.30	1.54	(0.26)	8.27
10/31/2023	6.30	0.18	0.70	0.88	(0.19)	6.99
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
Class R3
4/30/2025(c)	8.15	0.11	0.87	0.98	(0.06)	9.07
10/31/2024	6.89	0.24	1.28	1.52	(0.26)	8.15
10/31/2023	6.22	0.18	0.68	0.86	(0.19)	6.89
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10

110	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.27 (d)	0.96	(e)	0.98	(e)	3.02	(e)	$225,449	33	(d)
22.53	0.97		0.99		3.35		209,747	54
14.09	0.98		1.02		2.72		190,585	46
(19.56)	1.12		1.18		3.66		181,412	67
36.44	1.12		1.14		2.73		242,422	61
(11.89)	1.12		1.18		1.91		186,426	71

11.78 (d)	1.71	(e)	1.73	(e)	2.29	(e)	1,839	33	(d)
21.74	1.72		1.74		2.62		1,787	54
13.22	1.74		1.78		1.91		2,733	46
(20.19)	1.87		1.93		3.00		5,037	67
35.37	1.87		1.89		1.88		10,707	61
(12.58)	1.87		1.93		1.09		13,027	71

12.37 (d)	0.81	(e)	0.83	(e)	3.17	(e)	5,030	33	(d)
22.65	0.82		0.84		3.49		4,933	54
14.33	0.83		0.89		2.71		4,786	46
(19.45)	0.92		1.02		4.11		9,803	67
36.78	0.92		0.99		2.93		29,094	61
(11.69)	0.92		1.03		2.06		23,560	71

12.40 (d)	0.63	(e)	0.65	(e)	3.38	(e)	39,892	33	(d)
23.07	0.64		0.66		3.65		34,183	54
14.42	0.65		0.69		3.07		28,831	46
(19.32)	0.80		0.87		3.92		22,938	67
36.87	0.79		0.83		3.06		25,103	61
(11.57)	0.80		0.85		2.24		18,311	71

12.29 (d)	0.71	(e)	0.73	(e)	3.27	(e)	153,440	33	(d)
22.92	0.72		0.74		3.60		148,827	54
14.42	0.73		0.77		3.00		125,953	46
(19.33)	0.82		0.91		4.23		117,542	67
36.86	0.82		0.89		3.14		334,988	61
(11.71)	0.82		0.93		2.26		197,616	71

12.00 (d)	1.30	(e)	1.32	(e)	2.71	(e)	67	33	(d)
22.09	1.31		1.33		3.02		59	54
13.83	1.32		1.36		2.47		54	46
(19.92)	1.47		1.55		2.95		44	67
36.04	1.47		1.49		2.37		27	61
(12.47)	1.47		1.55		0.99		20	71

12.10 (d)	1.21	(e)	1.23	(e)	2.75	(e)	5,239	33	(d)
22.23	1.22		1.24		2.99		5,052	54
13.76	1.23		1.27		2.47		6,211	46
(19.67)	1.37		1.43		3.36		6,003	67
36.00	1.37		1.39		2.50		6,840	61
(12.00)	1.37		1.43		1.69		5,394	71

See Notes to Financial Statements.	111

Financial Highlights (unaudited)(concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
4/30/2025(c)	$8.03	$0.12	$0.85	$0.97	$(0.07)	$8.93
10/31/2024	6.79	0.26	1.27	1.53	(0.29)	8.03
10/31/2023	6.12	0.21	0.66	0.87	(0.20)	6.79
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
Class R5
4/30/2025(c)	8.09	0.14	0.85	0.99	(0.08)	9.00
10/31/2024	6.84	0.29	1.26	1.55	(0.30)	8.09
10/31/2023	6.16	0.21	0.69	0.90	(0.22)	6.84
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
Class R6
4/30/2025(c)	8.14	0.14	0.86	1.00	(0.08)	9.06
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

112	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.18 (d)	0.96	(e)	0.98	(e)	3.01	(e)	$185	33	(d)
22.61	0.97		0.99		3.29		164	54
14.11	0.98		1.02		2.88		107	46
(19.62)	1.12		1.18		3.70		109	67
36.35	1.12		1.14		2.98		153	61
(11.90)	1.12		1.17		2.05		36	71

12.35 (d)	0.66	(e)	0.68	(e)	3.36	(e)	14	33	(d)
22.88	0.69		0.71		3.63		12	54
14.49	0.73		0.77		2.94		10	46
(19.40)	0.87		0.93		3.69		14	67
36.82	0.87		0.88		3.09		15	61
(11.74)	0.87		0.91		2.20		9	71

12.40 (d)	0.63	(e)	0.65	(e)	3.34	(e)	1,718	33	(d)
23.07	0.64		0.66		3.69		1,714	54
14.43	0.65		0.69		3.01		1,608	46
(19.32)	0.80		0.87		3.97		1,374	67
36.87	0.79		0.83		3.06		1,375	61
(11.57)	0.80		0.85		2.17		952	71

See Notes to Financial Statements.	113

Financial Highlights (unaudited)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2025(c)	$16.51	$(0.09)	$(1.55)	$(1.64)	$–	$14.87
10/31/2024	11.05	(0.17)	5.63	5.46	–	16.51
10/31/2023	13.86	(0.16)	(2.65)	(2.81)	–	11.05
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–	13.86
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
Class C
4/30/2025(c)	19.59	(0.18)	(1.83)	(2.01)	–	17.58
10/31/2024	13.21	(0.33)	6.71	6.38	–	19.59
10/31/2023	16.70	(0.31)	(3.18)	(3.49)	–	13.21
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–	16.70
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
10/31/2020(f)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
4/30/2025(c)	20.43	(0.09)	(1.91)	(2.00)	–	18.43
10/31/2024	13.64	(0.16)	6.95	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
10/31/2020(f)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
4/30/2025(c)	20.43	(0.09)	(1.91)	(2.00)	–	18.43
10/31/2024	13.64	(0.17)	6.96	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on August 28, 2020.

114	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(9.93	)(d)	1.38	(e)	1.39	(e)	(1.12	)(e)	$22,232	42	(d)
49.41		1.37		1.38		(1.19)		26,848	122
(20.27)		1.36		1.37		(1.16)		24,056	121
(28.41)		1.40		1.41		(0.91)		36,107	87
47.12		1.36		1.37		(1.29)		61,063	102
51.19		1.56		1.56		(1.32)		11,747	115

(10.26	)(d)	2.13	(e)	2.14	(e)	(1.87	)(e)	4,298	42	(d)
48.30		2.12		2.13		(1.94)		5,353	122
(20.90)		2.12		2.13		(1.91)		4,641	121
(28.91)		2.15		2.16		(1.66)		6,827	87
46.03		2.12		2.13		(2.05)		13,532	102
1.29	(d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

(9.79	)(d)	1.13	(e)	1.24	(e)	(0.87	)(e)	4,579	42	(d)
49.78		1.12		1.23		(0.93)		7,057	122
(20.09)		1.12		1.23		(0.90)		11,019	121
(28.19)		1.15		1.25		(0.63)		41,545	87
47.39		1.12		1.22		(1.05)		167,300	102
1.49	(d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

(9.79	)(d)	1.13	(e)	1.14	(e)	(0.87	)(e)	132,359	42	(d)
49.78		1.12		1.13		(0.94)		155,430	122
(20.09)		1.11		1.12		(0.91)		123,214	121
(28.19)		1.15		1.16		(0.68)		149,122	87
47.39		1.11		1.12		(1.03)		155,420	102
51.47		1.44		1.45		(1.19)		90,725	115

See Notes to Financial Statements.	115

Financial Highlights (unaudited)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$20.13	$0.03	$(1.78)		$(1.75)	$–		$(1.30)	$(1.30)
10/31/2024	15.52	0.02	4.85		4.87	(0.02)		(0.24)	(0.26)
10/31/2023	16.91	0.05	0.01		0.06	(0.11)		(1.34)	(1.45)
10/31/2022	23.70	0.10	(4.01)		(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76		7.77	(0.05)		(1.00)	(1.05)
10/31/2020	18.62	0.05	0.39		0.44	(0.07)		(2.01)	(2.08)
Class C
4/30/2025(c)	15.88	(0.03)	(1.35)		(1.38)	–		(1.30)	(1.30)
10/31/2024	12.36	(0.09)	3.85		3.76	–		(0.24)	(0.24)
10/31/2023	13.75	(0.05)	–	(f)	(0.05)	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)		(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58		6.45	–		(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32		0.26	–		(2.01)	(2.01)
Class F
4/30/2025(c)	20.85	0.04	(1.84)		(1.80)	(0.02)		(1.30)	(1.32)
10/31/2024	16.06	0.05	5.02		5.07	(0.04)		(0.24)	(0.28)
10/31/2023	17.45	0.09	(0.01	)(g)	0.08	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)		(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98		8.02	(0.07)		(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39		0.46	(0.09)		(2.01)	(2.10)
Class F3
4/30/2025(c)	21.74	0.06	(1.93)		(1.87)	(0.04)		(1.30)	(1.34)
10/31/2024	16.72	0.09	5.24		5.33	(0.07)		(0.24)	(0.31)
10/31/2023	18.11	0.11	–	(f)	0.11	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)		(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21		8.30	(0.09)		(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41		0.52	(0.12)		(2.01)	(2.13)
Class I
4/30/2025(c)	21.46	0.06	(1.91)		(1.85)	(0.04)		(1.30)	(1.34)
10/31/2024	16.53	0.06	5.17		5.23	(0.06)		(0.24)	(0.30)
10/31/2023	17.93	0.10	–	(f)	0.10	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)		(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16		8.22	(0.09)		(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41		0.50	(0.12)		(2.01)	(2.13)
Class P
4/30/2025(c)	19.41	0.01	(1.70)		(1.69)	–		(1.30)	(1.30)
10/31/2024	14.98	(0.02)	4.69		4.67	–		(0.24)	(0.24)
10/31/2023	16.38	0.02	(0.01	)(g)	0.01	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)		(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56		7.53	(–	)(f)	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37		0.39	(0.03)		(2.01)	(2.04)
Class R2
4/30/2025(c)	18.60	(0.01)	(1.61)		(1.62)	–		(1.30)	(1.30)
10/31/2024	14.39	(0.04)	4.49		4.45	–		(0.24)	(0.24)
10/31/2023	15.78	(0.01)	0.01		–	(0.05)		(1.34)	(1.39)
10/31/2022	22.37	0.03	(3.74)		(3.71)	–		(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34		7.28	–		(1.00)	(1.00)
10/31/2020	17.75	(0.01)	0.37		0.36	(0.01)		(2.01)	(2.02)

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.08	(9.77	)(d)	1.17	(e)	1.17	(e)	0.29	(e)	$528,540	20	(d)
20.13	31.76		1.18		1.19		0.09		629,155	33
15.52	0.12		1.18		1.18		0.31		540,438	19
16.91	(19.11)		1.16		1.16		0.53		633,570	40
23.70	47.52		1.15		1.15		0.04		851,298	56
16.98	2.35		1.18		1.18		0.29		625,448	36

13.20	(10.08	)(d)	1.92	(e)	1.92	(e)	(0.43	)(e)	13,424	20	(d)
15.88	30.84		1.93		1.94		(0.64)		22,728	33
12.36	(0.70)		1.93		1.93		(0.40)		28,372	19
13.75	(19.70)		1.91		1.91		(0.22)		45,211	40
19.92	46.42		1.90		1.90		(0.70)		76,310	56
14.47	1.57		1.93		1.93		(0.45)		63,709	36

17.73	(9.68	)(d)	1.02	(e)	1.02	(e)	0.45	(e)	22,342	20	(d)
20.85	31.96		1.03		1.04		0.24		28,952	33
16.06	0.23		1.02		1.02		0.53		26,978	19
17.45	(19.01)		1.01		1.01		0.71		76,594	40
24.37	47.76		1.00		1.00		0.19		189,251	56
17.42	2.50		1.03		1.03		0.44		138,870	36

18.53	(9.61	)(d)	0.83	(e)	0.83	(e)	0.63	(e)	167,128	20	(d)
21.74	32.28		0.83		0.83		0.44		195,578	33
16.72	0.40		0.83		0.83		0.65		172,839	19
18.11	(18.83)		0.82		0.82		0.87		194,437	40
25.16	48.05		0.81		0.81		0.38		255,539	56
17.95	2.69		0.83		0.83		0.64		200,055	36

18.27	(9.64	)(d)	0.92	(e)	0.92	(e)	0.56	(e)	260,773	20	(d)
21.46	32.08		0.93		0.94		0.31		386,553	33
16.53	0.33		0.93		0.93		0.56		228,083	19
17.93	(18.88)		0.91		0.91		0.75		246,040	40
24.95	47.93		0.89		0.89		0.28		412,964	56
17.82	2.58		0.93		0.93		0.54		218,137	36

16.42	(9.83	)(d)	1.37	(e)	1.37	(e)	0.10	(e)	9,010	20	(d)
19.41	31.53		1.38		1.39		(0.10)		10,950	33
14.98	(0.16)		1.38		1.38		0.11		10,682	19
16.38	(19.25)		1.36		1.36		0.33		12,663	40
23.08	47.19		1.35		1.35		(0.16)		17,141	56
16.55	2.18		1.38		1.38		0.10		16,560	36

15.68	(9.88	)(d)	1.52	(e)	1.52	(e)	(0.06	)(e)	3,077	20	(d)
18.60	31.29		1.53		1.54		(0.25)		3,829	33
14.39	(0.26)		1.53		1.53		(0.04)		3,849	19
15.78	(19.38)		1.51		1.51		0.19		4,433	40
22.37	47.03		1.50		1.50		(0.30)		5,845	56
16.09	1.96		1.53		1.53		(0.06)		4,879	36

See Notes to Financial Statements.	117

Financial Highlights (unaudited)(concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2025(c)	$19.04	$– (f)	$(1.66)	$(1.66)	$–	$(1.30)	$(1.30)
10/31/2024	14.71	(0.03)	4.60	4.57	–	(0.24)	(0.24)
10/31/2023	16.10	0.01	0.01	0.02	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
Class R4
4/30/2025(c)	20.09	0.03	(1.77)	(1.74)	–	(1.30)	(1.30)
10/31/2024	15.49	0.02	4.84	4.86	(0.02)	(0.24)	(0.26)
10/31/2023	16.89	0.05	– (f)	0.05	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
Class R5
4/30/2025(c)	21.48	0.05	(1.90)	(1.85)	(0.04)	(1.30)	(1.34)
10/31/2024	16.54	0.07	5.17	5.24	(0.06)	(0.24)	(0.30)
10/31/2023	17.94	0.10	– (f)	0.10	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
Class R6
4/30/2025(c)	21.72	0.07	(1.93)	(1.86)	(0.04)	(1.30)	(1.34)
10/31/2024	16.71	0.09	5.23	5.32	(0.07)	(0.24)	(0.31)
10/31/2023	18.10	0.11	– (f)	0.11	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.08	(9.86	)(d)	1.42	(e)	1.42	(e)	0.05	(e)	$23,534	20	(d)
19.04	31.42		1.43		1.44		(0.16)		29,584	33
14.71	(0.15)		1.43		1.43		0.07		26,523	19
16.10	(19.31)		1.41		1.41		0.28		31,104	40
22.75	47.20		1.40		1.40		(0.20)		42,047	56
16.33	2.09		1.43		1.43		0.05		41,390	36

17.05	(9.74	)(d)	1.17	(e)	1.17	(e)	0.29	(e)	24,416	20	(d)
20.09	31.77		1.18		1.19		0.09		28,587	33
15.49	0.05		1.18		1.18		0.30		26,011	19
16.89	(19.09)		1.16		1.16		0.53		29,341	40
23.67	47.50		1.15		1.15		0.04		42,666	56
16.95	2.34		1.18		1.18		0.29		34,990	36

18.29	(9.63	)(d)	0.92	(e)	0.92	(e)	0.55	(e)	1,133	20	(d)
21.48	32.13		0.93		0.94		0.33		1,384	33
16.54	0.32		0.93		0.93		0.55		999	19
17.94	(18.91)		0.91		0.91		0.77		1,247	40
24.97	47.87		0.90		0.90		0.28		2,066	56
17.83	2.58		0.93		0.93		0.55		1,971	36

18.52	(9.57	)(d)	0.83	(e)	0.83	(e)	0.64	(e)	17,456	20	(d)
21.72	32.24		0.83		0.83		0.44		24,267	33
16.71	0.40		0.83		0.83		0.64		29,050	19
18.10	(18.80)		0.82		0.82		0.88		32,138	40
25.14	48.02		0.81		0.81		0.39		44,123	56
17.93	2.69		0.83		0.83		0.64		29,402	36

See Notes to Financial Statements.	119

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

All funds are diversified except Lord Abbett Focused Growth Fund. Effective February 7, 2025, the Focused Large Cap Value Fund’s classification changed from non-diversified to diversified. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”)	A,C,F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was

Notes to Financial Statements (unaudited)(continued)

accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect

Notes to Financial Statements (unaudited)(continued)

their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in

Notes to Financial Statements (unaudited)(continued)

determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(c)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(d)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income and foreign taxes on stock dividends are presented as a reduction of dividends, and foreign taxes on gains from sales of investments and foreign taxes on currency transactions are included in their respective net realized gain/(loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(e)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(f)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

The Funds’ repurchase agreements are not subject to master netting arrangements.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund

First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund

First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Global Equity Fund

First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund

First $2 billion	.55%
Over $2 billion	.50%

Health Care Fund

First $1 billion	.62%
Over $1 billion	.51%

International Equity Fund

First $1 billion	.45%
Over $1 billion	.40%

International Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

Notes to Financial Statements (unaudited)(continued)

International Value Fund

First $1 billion	.50%
Over $1 billion	.48%

Micro Cap Growth Fund	.90%

Value Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the six months ended April 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.43%
Focused Large Cap Value Fund	.05%
Focused Small Cap Value Fund	.75%
Fundamental Equity Fund	.55%
Global Equity Fund	.33%
Growth Leaders Fund	.51%
Health Care Fund	.00%
International Equity Fund	.45%
International Opportunities Fund	.75%
International Value Fund	.50%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.74%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended April 30, 2025.

Fund	Fund Administration Fee
Alpha Strategy Fund	$4,820
Focused Growth Fund	3,636
Focused Large Cap Value Fund	1,580
Focused Small Cap Value Fund	2,416
Fundamental Equity Fund	16,304
Global Equity Fund	24,916
Growth Leaders Fund	38,199
Health Care Fund	3,016
International Equity Fund	38,157
International Opportunities Fund	27,513
International Value Fund	42,402
Micro Cap Growth Fund	4,807
Value Opportunities Fund	9,890

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2025 and continuing through February 28, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective March 1, 2025		Prior to March 1, 2025
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Focused Growth Fund	.80%	.70%	.80%	.65%
Focused Large Cap Value Fund	.71%	.69%	.71%	.67%
Focused Small Cap Value Fund	1.03%	.99%	1.03%	.98%
Global Equity Fund	.65%	.52%	.65%	.51%
Health Care Fund	.78%	.68%	.78%	.60%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in each Fund’s prospectus.
(2)	For the six months ended April 30, 2025 and continuing through February 28, 2026, the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Funds’ Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended April 30, 2025:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$11,323	$65,062
Focused Growth Fund	12,523	69,436
Focused Large Cap Value Fund	3,783	24,682
Focused Small Cap Value Fund	782	4,806
Fundamental Equity Fund	28,816	215,392
Global Equity Fund	6,840	65,470
Growth Leaders Fund	207,374	1,350,532
Health Care Fund	603	3,956
International Equity Fund	4,586	33,472
International Opportunities Fund	2,757	17,278
International Value Fund	12,789	73,922
Micro Cap Growth Fund	466	3,245
Value Opportunities Fund	18,025	99,098

The Distributor received the following amounts of CDSCs for the six months ended April 30, 2025.

	Class A	Class C
Alpha Strategy Fund	$5,525	$477
Focused Growth Fund	–	54
Focused Large Cap Value Fund	–	15
Foucused Small Cap Value Fund	–	146
Fundamental Equity Fund	9	343
Global Equity Fund	577	90
Growth Leaders Fund	18,303	13,119
Health Care Fund	–	–
International Equity Fund	593	13
International Opportunities Fund	52	99
International Value Fund	941	2
Micro Cap Growth Fund	–	3
Value Opportunities Fund	8	371

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2025, the percentage of Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each fund of funds were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	64.04%	–	–	–	37.37%	–	31.35%	9.71%
Lord Abbett Multi-Asset Balanced Opportunity Fund	–	12.17%	2.83%	22.36%	–	16.89%	–	4.12%
Lord Abbett Multi-Asset Income Fund	–	2.86%	0.66%	10.07%	–	6.86%	–	–

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$1,036,715	$4,278,690	$–	$5,315,405
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	467,385	208,538	–	675,923
Focused Small Cap Value Fund	–	6,604,552	–	6,604,552
Fundamental Equity Fund	36,019,342	93,357,484	–	129,376,826
Global Equity Fund	492,077	–	–	492,077
Growth Leaders Fund	–	–	–	–
Health Care Fund	28,985	–	–	28,985
International Equity Fund	4,976,901	8,698,818	–	13,675,719
International Opportunities Fund	5,869,333	–	–	5,869,333
International Value Fund	3,708,108	–	–	3,708,108
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	1,247,991	84,791,292	–	86,039,283

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$624,620	$2,616,071	$–	$3,240,691
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	–	–	–	–
Focused Small Cap Value Fund	238,360	–	–	238,360
Fundamental Equity Fund	17,300,969	–	–	17,300,969
Global Equity Fund	174,871	–	–	174,871
Growth Leaders Fund	–	–	–	–
Health Care Fund	–	–	–	–
International Equity Fund	5,906,022	–	–	5,906,022
International Opportunities Fund	5,235,809	–	–	5,235,809
International Value Fund	15,086,150	–	–	15,086,150
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	4,691,638	13,979,488	–	18,671,126

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short–term and/or long–term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Alpha Strategy Fund	$–	$–	$–
Focused Growth Fund	(8,732,643)	–	(8,732,643)
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	–	–	–
Fundamental Equity Fund	–	–	–
Global Equity Fund	(587,962)	–	(587,962)
Growth Leaders Fund	(730,741,477)	–	(730,741,477)
Health Care Fund	(1,220,452)	–	(1,220,452)
International Equity Fund	–	–	–
International Opportunities Fund	(23,916,037)	(24,230,284)	(48,146,321)
International Value Fund	(211,749,837)	(190,691,429)	(402,441,266)
Micro Cap Growth Fund	(59,725,487)	–	(59,725,487)
Value Opportunities Fund	–	–	–

As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for each Fund are shown below. The difference between book–basis and tax–basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Strategy Fund	$573,043,982	$25,567,088	$(55,833,202)	$(30,266,114)
Focused Growth Fund	65,053,916	21,209,470	(1,921,876)	19,287,594
Focused Large Cap Value Fund	26,358,519	7,169,556	(593,144)	6,576,412
Focused Small Cap Value Fund	81,802,066	9,614,194	(8,807,457)	806,737
Fundamental Equity Fund	1,310,468,971	557,150,901	(32,571,116)	524,579,785
Global Equity Fund	130,864,177	14,513,159	(3,574,551)	10,938,608
Growth Leaders Fund	4,422,598,928	1,918,565,753	(125,703,780)	1,792,861,973
Health Care Fund	5,640,559	1,959,165	(161,544)	1,797,621
International Equity Fund	279,409,778	87,287,227	(1,637,290)	85,649,937
International Opportunities Fund	262,153,360	59,244,130	(10,672,510)	48,571,620
International Value Fund	379,591,299	66,194,411	(13,882,862)	52,311,549
Micro Cap Growth Fund	142,533,529	34,467,443	(10,464,058)	24,003,385
Value Opportunities Fund	905,108,928	233,435,238	(56,767,870)	176,667,368

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$24,708,899	$41,706,977
Focused Growth Fund	57,761,921	38,733,757
Focused Large Cap Value Fund	9,215,334	7,566,569
Focused Small Cap Value Fund	31,562,611	40,102,690
Fundamental Equity Fund	414,875,638	515,171,620
Global Equity Fund	125,177,421	44,018,025
Growth Leaders Fund	2,818,378,057	3,085,160,098
Health Care Fund	3,957,384	4,217,934
International Equity Fund	171,731,970	167,293,045
International Opportunities Fund	135,738,023	146,338,908
International Value Fund	131,639,378	151,558,145
Micro Cap Growth Fund	78,048,363	93,473,892
Value Opportunities Fund	249,223,159	409,732,615

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2025.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2025, the following Fund engaged in cross-trades:

Fund	Sales	Gain/(Loss)
Micro Cap Growth Fund	$90,936	$35,518

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended April 30, 2025, the Funds (except Alpha Strategy Fund), and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective June 6, 2025, the Participating Funds (except Alpha Strategy Fund) renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2025, the Participating Funds (except Alpha Strategy Fund), were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds (except Alpha Strategy Fund) renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended April 30, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the during the six months ended April 30, 2025:

Affiliated funds	Value at 10/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 4/30/2025	Shares as of 4/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc. – Class I	$125,631,946	$418,572	$(6,171,253)	$1,748,991	$(16,882,868)	$104,745,388	4,138,498	$260,643	$–
Lord Abbett Securities Trust – Focused Small Cap Value Fund - Class I	62,738,156	4,086,825	(3,122,851)	(81,323)	(10,212,091)	53,408,715	2,082,211	–	4,086,826

Notes to Financial Statements (unaudited)(continued)

Affiliated funds	Value at 10/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 4/30/2025	Shares as of 4/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Securities Trust – International Opportunities Fund – Class I	$120,425,318	$2,534,129	$(11,631,649)	$2,100,145	$2,554,056	$115,981,999	5,671,491	$2,382,740	$–
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	64,645,294	180,090	(6,669,022)	2,546,850	(7,710,073)	52,993,139	2,875,374	–	–
Lord Abbett Research Fund, Inc. – Small – Cap Value Fund – Class I	126,277,568	9,548,506	(7,058,446)	(320,247)	(21,698,742)	106,748,639	5,855,658	247,791	9,300,714
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	127,069,955	7,940,776	(7,053,756)	210,120	(19,638,502)	108,528,594	5,940,263	259,151	7,681,626
Total	$626,788,237	$24,708,898	$(41,706,977)	$6,204,536	$(73,588,220)	$542,406,474		$3,150,325	$21,069,166

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Focused Small Cap Value Fund	$218,526	$221,100
International Equity Fund	2,957,624	3,083,300
International Opportunities Fund	3,410,495	3,725,358
International Value Fund	3,349,258	3,648,950
Micro Cap Growth Fund	2,614,479	2,298,382
Value Opportunities Fund	8,865,911	9,113,890

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, and stocks of micro-cap companies, in which Micro Cap Growth Fund invests, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. Securities of dividend-paying companies that meet the Fund’s investment

Notes to Financial Statements (unaudited)(continued)

criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to the investment performance of the Underlying Funds in which it invests. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Funds and their investments.

Notes to Financial Statements (unaudited)(continued)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Funds and their service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	324,686	$8,233,796	986,002	$23,269,098
Reinvestment of distributions	113,050	2,931,379	72,478	1,661,203
Shares reacquired	(1,444,106)	(37,415,099)	(2,814,610)	(67,421,019)
Decrease	(1,006,370)	$(26,249,924)	(1,756,130)	$(42,490,718)

Class C Shares
Shares sold	18,996	$349,544	52,741	$904,067
Reinvestment of distributions	5,196	98,929	4,403	74,756
Shares reacquired	(118,535)	(2,212,317)	(422,538)	(7,459,712)
Decrease	(94,343)	$(1,763,844)	(365,394)	$(6,480,889)

Class F Shares
Shares sold	5,732	$146,437	6,223	$143,286
Reinvestment of distributions	2,891	75,992	2,192	50,936
Shares reacquired	(44,690)	(1,123,175)	(132,210)	(3,174,100)
Decrease	(36,067)	$(900,746)	(123,795)	$(2,979,878)

Class F3 Shares
Shares sold	240,434	$6,354,594	403,149	$10,178,226
Reinvestment of distributions	20,537	558,404	15,709	377,166
Shares reacquired	(309,238)	(8,284,774)	(616,863)	(15,518,589)
Decrease	(48,267)	$(1,371,776)	(198,005)	$(4,963,197)

Class I Shares
Shares sold	173,292	$4,527,743	455,306	$11,205,434
Reinvestment of distributions	32,556	879,351	19,436	463,939
Shares reacquired	(303,906)	(8,042,355)	(870,281)	(21,522,282)
Decrease	(98,058)	$(2,635,261)	(395,539)	$(9,852,909)

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,547	$38,244	2,244	$49,057
Reinvestment of distributions	268	6,526	169	3,651
Shares reacquired	(958)	(20,146)	(10,939)	(239,055)
Increase (decrease)	857	$24,624	(8,526)	$(186,347)

Class R3 Shares
Shares sold	31,091	$746,932	74,643	$1,680,959
Reinvestment of distributions	5,021	123,862	3,302	72,161
Shares reacquired	(89,452)	(2,117,522)	(228,014)	(5,208,104)
Decrease	(53,340)	$(1,246,728)	(150,069)	$(3,454,984)

Class R4 Shares
Shares sold	8,793	$224,075	28,162	$674,310
Reinvestment of distributions	928	23,995	606	13,851
Shares reacquired	(23,248)	(608,842)	(40,148)	(939,103)
Decrease	(13,527)	$(360,772)	(11,380)	$(250,942)

Class R5 Shares
Shares sold	285	$7,465	1,114	$28,242
Reinvestment of distributions	137	3,711	183	4,359
Shares reacquired	(27)	(657)	(14,796)	(388,218)
Increase (decrease)	395	$10,519	(13,499)	$(355,617)

Class R6 Shares
Shares sold	7,832	$202,106	18,665	$446,279
Reinvestment of distributions	730	19,847	555	13,339
Shares reacquired	(18,651)	(497,224)	(23,082)	(583,693)
Decrease	(10,089)	$(275,271)	(3,862)	$(124,075)

Focused Growth Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	438,088	$15,846,148	243,241	$6,545,579
Shares reacquired	(233,221)	(8,226,660)	(183,833)	(4,988,829)
Increase	204,867	$7,619,488	59,408	$1,556,750

Class C Shares
Shares sold	35,271	$1,200,740	30,957	$821,574
Shares reacquired	(7,729)	(251,489)	(32,691)	(832,538)
Increase (decrease)	27,542	$949,251	(1,734)	$(10,964)

Class F Shares
Shares sold	11,013	$394,790	3,622	$102,720
Shares reacquired	(9,265)	(322,829)	(43,514)	(1,068,229)
Increase (decrease)	1,748	$71,961	(39,892)	$(965,509)

Notes to Financial Statements (unaudited)(continued)

Focused Growth Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares reacquired	–	$–	(23,372)	$(584,954)
Decrease	–	$–	(23,372)	$(584,954)

Class I Shares
Shares sold	808,783	$28,604,256	1,100,803	$30,634,514
Shares reacquired	(559,859)	(19,328,583)	(636,331)	(18,067,488)
Increase	248,924	$9,275,673	464,472	$12,567,026

Class R3 Shares
Shares sold	1,991	$70,595	2,836	$76,249
Shares reacquired	(3,886)	(144,871)	(2,265)	(65,295)
Increase (decrease)	(1,895)	$(74,276)	571	$10,954

Class R5 Shares
Shares sold	188	$6,701	303	$8,903
Shares reacquired	(1)	(15)	(1)	(23)
Increase	187	$6,686	302	$8,880

Class R6 Shares
Shares sold	42,032	$1,530,005	53,694	$1,483,351
Shares reacquired	(8,241)	(288,686)	(11,319)	(318,894)
Increase	33,791	$1,241,319	42,375	$1,164,457

Focused Large Cap Value Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	263,746	$3,542,505	165,291	$1,987,025
Reinvestment of distributions	17,641	243,978	–	–
Shares reacquired	(231,921)	(3,052,338)	(289,400)	(3,206,122)
Increase (decrease)	49,466	$734,145	(124,109)	$(1,219,097)

Class C Shares
Shares sold	24,546	$322,590	15,527	$191,957
Reinvestment of distributions	1,976	27,123	–	–
Shares reacquired	(17,402)	(230,564)	(141,465)	(1,808,127)
Increase (decrease)	9,120	$119,149	(125,938)	$(1,616,170)

Class F Shares
Shares sold	44	$600	100	$1,200
Reinvestment of distributions	269	3,811	–	–
Shares reacquired	(23)	(319)	(6,644)	(74,629)
Increase (decrease)	290	$4,092	(6,544)	$(73,429)

Class I Shares
Shares sold	159,411	$2,249,441	651,663	$8,198,656
Reinvestment of distributions	23,958	345,713	–	–
Shares reacquired	(72,619)	(1,021,688)	(58,380)	(740,095)
Increase	110,750	$1,573,466	593,283	$7,458,561

Notes to Financial Statements (unaudited)(continued)

Focused Large Cap Value Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	759	$10,056	2,335	$27,178
Reinvestment of distributions	194	2,677	–	–
Shares reacquired	(14)	(185)	(5,715)	(72,316)
Increase (decrease)	939	$12,548	(3,380)	$(45,138)

Class R6 Shares
Shares sold	20,713	$271,809	51,066	$592,926
Reinvestment of distributions	266	3,707	–	–
Shares reacquired	(20,073)	(279,657)	(7,288)	(96,807)
Increase (decrease)	906	$(4,141)	43,778	$496,119

Focused Small Cap Value Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,498	$414,004	40,150	$1,030,684
Reinvestment of distributions	30,891	896,443	82	1,918
Shares reacquired	(63,331)	(1,581,368)	(107,922)	(2,834,077)
Decrease	(16,942)	$(270,921)	(67,690)	$(1,801,475)

Class C Shares
Shares sold	3,510	$103,272	4,821	$133,642
Reinvestment of distributions	5,493	167,661	–	–
Shares reacquired	(5,920)	(151,893)	(27,565)	(762,688)
Increase (decrease)	3,083	$119,040	(22,744)	$(629,046)

Class F Shares
Shares sold	6,603	$200,687	7,258	$217,250
Reinvestment of distributions	4,261	136,938	–	–
Shares reacquired	(8,972)	(270,170)	(114,265)	(3,101,424)
Increase (decrease)	1,892	$67,455	(107,007)	$(2,884,174)

Class I Shares
Shares sold	21,998	$656,058	57,922	$1,567,643
Reinvestment of distributions	153,148	4,891,538	7,851	200,592
Shares reacquired	(236,917)	(6,915,132)	(514,490)	(14,426,177)
Decrease	(61,771)	$(1,367,536)	(448,717)	$(12,657,942)

Class R5 Shares
Shares sold	–	$–	478	$13,491
Reinvestment of distributions	6	184	18	470
Shares reacquired	–	–	(7,688)	(230,485)
Increase (decrease)	6	$184	(7,192)	$(216,524)

Class R6 Shares
Shares sold	16,426	$511,331	107,822	$3,051,640
Reinvestment of distributions	450	14,435	697	17,848
Shares reacquired	(20,824)	(599,764)	(346,363)	(10,073,620)
Decrease	(3,948)	$(73,998)	(237,844)	$(7,004,132)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,745,016	$26,999,733	2,032,053	$29,106,533
Reinvestment of distributions	5,143,495	81,575,837	745,895	9,368,436
Shares reacquired	(5,773,834)	(89,340,966)	(11,133,186)	(159,290,622)
Increase (decrease)	1,114,677	$19,234,604	(8,355,238)	$(120,815,653)

Class C Shares
Shares sold	160,486	$2,071,450	176,811	$2,134,692
Reinvestment of distributions	116,149	1,557,563	3,390	36,415
Shares reacquired	(365,147)	(4,749,168)	(803,886)	(9,769,376)
Decrease	(88,512)	$(1,120,155)	(623,685)	$(7,598,269)

Class F Shares
Shares sold	55,755	$853,995	53,635	$760,669
Reinvestment of distributions	105,494	1,645,699	19,571	241,895
Shares reacquired	(233,803)	(3,445,785)	(561,535)	(7,724,527)
Decrease	(72,554)	$(946,091)	(488,329)	$(6,721,963)

Class F3 Shares
Shares sold	559,517	$8,759,081	227,193	$3,335,464
Reinvestment of distributions	92,251	1,490,780	16,438	209,753
Shares reacquired	(264,669)	(4,091,319)	(334,873)	(4,906,005)
Increase (decrease)	387,099	$6,158,542	(91,242)	$(1,360,788)

Class I Shares
Shares sold	4,264,701	$64,764,632	14,323,755	$207,032,894
Reinvestment of distributions	2,098,716	33,537,477	508,007	6,426,288
Shares reacquired	(5,479,162)	(85,074,611)	(28,544,127)	(390,744,797)
Increase (decrease)	884,255	$13,227,498	(13,712,365)	$(177,285,615)

Class P Shares
Shares sold	15,448	$236,286	25,652	$361,580
Reinvestment of distributions	13,085	201,903	1,905	23,325
Shares reacquired	(26,624)	(404,943)	(110,447)	(1,526,627)
Increase (decrease)	1,909	$33,246	(82,890)	$(1,141,722)

Class R2 Shares
Shares sold	2,864	$42,201	20,179	$301,588
Reinvestment of distributions	8,663	133,317	924	11,293
Shares reacquired	(86,736)	(1,291,441)	(58,840)	(806,608)
Decrease	(75,209)	$(1,115,923)	(37,737)	$(493,727)

Class R3 Shares
Shares sold	214,773	$3,242,764	438,351	$6,143,532
Reinvestment of distributions	274,172	4,238,697	31,529	386,546
Shares reacquired	(516,146)	(7,804,563)	(1,169,578)	(16,237,240)
Decrease	(27,201)	$(323,102)	(699,698)	$(9,707,162)

Class R4 Shares
Shares sold	38,448	$590,151	105,834	$1,556,951
Reinvestment of distributions	17,930	282,392	1,871	23,347
Shares reacquired	(54,024)	(839,318)	(50,886)	(733,531)
Increase	2,354	$33,225	56,819	$846,767

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	7,316	$113,566	12,999	$184,535
Reinvestment of distributions	4,852	77,636	735	9,302
Shares reacquired	(3,288)	(52,211)	(7,967)	(114,124)
Increase	8,880	$138,991	5,767	$79,713

Class R6 Shares
Shares sold	178,998	$2,855,437	185,173	$2,750,198
Reinvestment of distributions	28,446	459,980	4,168	53,221
Shares reacquired	(120,495)	(1,867,784)	(174,988)	(2,610,656)
Increase	86,949	$1,447,633	14,353	$192,763

Global Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	473,795	$7,979,138	108,951	$1,648,220
Reinvestment of distributions	1,915	32,700	3,607	50,900
Shares reacquired	(29,027)	(478,601)	(77,749)	(1,209,537)
Increase	446,683	$7,533,237	34,809	$489,583

Class C Shares
Shares sold	12,729	$206,508	15,107	$223,600
Reinvestment of distributions	–	–	62	864
Shares reacquired	(4,985)	(83,045)	(10,046)	(155,006)
Increase	7,744	$123,463	5,123	$69,458

Class F Shares
Shares sold	528,705	$8,392,581	9,246	$146,522
Reinvestment of distributions	92	1,573	88	1,246
Shares reacquired	(74,189)	(1,239,094)	(15,899)	(247,553)
Increase (decrease)	454,608	$7,155,060	(6,565)	$(99,785)

Class F3 Shares
Shares sold	1,082,355	$18,154,789	–	$–
Reinvestment of distributions	184	3,147	–	–
Shares reacquired	(35,369)	(578,630)	–	–
Increase	1,047,170	$17,579,306	–	$–

Class I Shares
Shares sold	5,609,112	$94,486,956	2,458,603	$39,599,414
Reinvestment of distributions	23,641	404,033	3,521	49,721
Shares reacquired	(2,573,692)	(40,920,458)	(187,244)	(3,054,230)
Increase	3,059,061	$53,970,531	2,274,880	$36,594,905

Class R3 Shares
Shares sold	6,468	$108,551	2,943	$45,960
Reinvestment of distributions	78	1,317	293	4,105
Shares reacquired	(1,579)	(26,514)	(1,676)	(26,718)
Increase	4,967	$83,354	1,560	$23,347

Notes to Financial Statements (unaudited)(continued)

Global Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	7	$126	–	$–
Shares reacquired	–	(1)	–	–
Increase	7	$125	–	$–

Class R6 Shares
Shares sold	30,833	$504,555	68,762	$1,073,367
Reinvestment of distributions	1,415	24,258	2,297	32,478
Shares reacquired	(62,537)	(1,033,267)	(17,449)	(275,681)
Increase (decrease)	(30,289)	$(504,454)	53,610	$830,164

Growth Leaders Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,189,898	$145,057,513	6,790,407	$248,546,608
Shares reacquired	(4,453,164)	(203,134,559)	(9,691,320)	(358,441,681)
Decrease	(1,263,266)	$(58,077,046)	(2,900,913)	$(109,895,073)

Class C Shares
Shares sold	786,537	$30,278,398	1,322,670	$41,677,148
Shares reacquired	(1,774,560)	(68,528,294)	(5,681,288)	(177,851,760)
Decrease	(988,023)	$(38,249,896)	(4,358,618)	$(136,174,612)

Class F Shares
Shares sold	2,604,513	$130,133,746	621,224	$23,538,744
Shares reacquired	(2,543,534)	(114,263,592)	(3,245,336)	(123,887,770)
Increase (decrease)	60,979	$15,870,154	(2,624,112)	$(100,349,026)

Class F3 Shares
Shares sold	1,858,857	$91,281,193	1,788,800	$71,111,211
Shares reacquired	(1,687,053)	(81,468,702)	(4,614,792)	(179,150,801)
Increase (decrease)	171,804	$9,812,491	(2,825,992)	$(108,039,590)

Class I Shares
Shares sold	6,937,065	$331,090,106	17,087,546	$660,415,269
Shares reacquired	(11,504,213)	(557,883,128)	(25,306,909)	(966,551,090)
Decrease	(4,567,148)	$(226,793,022)	(8,219,363)	$(306,135,821)

Class R2 Shares
Shares sold	3,737	$155,938	17,817	$626,851
Shares reacquired	(6,207)	(253,207)	(23,027)	(800,826)
Decrease	(2,470)	$(97,269)	(5,210)	$(173,975)

Class R3 Shares
Shares sold	72,722	$3,165,435	189,221	$6,718,893
Shares reacquired	(104,187)	(4,333,391)	(219,328)	(7,768,971)
Decrease	(31,465)	$(1,167,956)	(30,107)	$(1,050,078)

Class R4 Shares
Shares sold	82,132	$3,666,140	70,256	$2,699,082
Shares reacquired	(48,868)	(2,132,809)	(81,872)	(2,932,651)
Increase (decrease)	33,264	$1,533,331	(11,616)	$(233,569)

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	22,322	$1,065,523	80,645	$3,195,452
Shares reacquired	(70,527)	(3,460,445)	(142,281)	(5,753,990)
Decrease	(48,205)	$(2,394,922)	(61,636)	$(2,558,538)

Class R6 Shares
Shares sold	425,497	$21,141,042	551,881	$21,383,711
Shares reacquired	(556,530)	(27,543,918)	(1,327,188)	(53,181,799)
Decrease	(131,033)	$(6,402,876)	(775,307)	$(31,798,088)

Health Care Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,710	$222,774	24,814	$468,028
Reinvestment of distributions	662	13,568	–	–
Shares reacquired	(22,915)	(427,189)	(46,389)	(854,397)
Decrease	(10,543)	$(190,847)	(21,575)	$(386,369)

Class C Shares
Shares sold	3,467	$66,244	8,882	$158,820
Shares reacquired	(1,926)	(36,418)	(6,762)	(113,247)
Increase	1,541	$29,826	2,120	$45,573

Class F Shares
Reinvestment of distributions	40	$839	–	$–
Shares reacquired	(86)	(1,646)	(1,631)	(32,110)
Decrease	(46)	$(807)	(1,631)	$(32,110)

Class I Shares
Shares sold	928	$18,602	65	$1,250
Reinvestment of distributions	11	238	–	–
Shares reacquired	(533)	(10,764)	(1,039)	(17,518)
Increase (decrease)	406	$8,076	(974)	$(16,268)

Class R3 Shares
Shares sold	4,652	$90,450	890	$17,053
Reinvestment of distributions	8	152	–	–
Shares reacquired	(8)	(147)	(927)	(17,750)
Increase (decrease)	4,652	$90,455	(37)	$(697)

Class R6 Shares
Shares sold	2,332	$46,744	23,576	$426,150
Reinvestment of distributions	8	171	–	–
Shares reacquired	(22,094)	(445,859)	(21,038)	(398,886)
Increase (decrease)	(19,754)	$(398,944)	2,538	$27,264

Notes to Financial Statements (unaudited)(continued)

International Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	356,677	$5,484,767	464,420	$6,801,271
Reinvestment of distributions	404,179	5,961,635	183,193	2,478,595
Shares reacquired	(777,034)	(11,857,899)	(1,409,548)	(20,688,662)
Decrease	(16,178)	$(411,497)	(761,935)	$(11,408,796)

Class C Shares
Shares sold	19,817	$299,541	7,796	$111,238
Reinvestment of distributions	2,581	38,412	533	7,262
Shares reacquired	(17,333)	(264,997)	(44,051)	(651,847)
Increase (decrease)	5,065	$72,956	(35,722)	$(533,347)

Class F Shares
Shares sold	86,510	$1,317,051	8,121	$116,322
Reinvestment of distributions	11,070	162,511	5,319	71,695
Shares reacquired	(91,348)	(1,446,951)	(52,811)	(745,843)
Increase (decrease)	6,232	$32,611	(39,371)	$(557,826)

Class F3 Shares
Shares sold	1,396,499	$21,749,406	361,526	$5,615,698
Reinvestment of distributions	59,178	887,081	18,211	250,220
Shares reacquired	(252,119)	(3,819,991)	(312,016)	(4,636,975)
Increase	1,203,558	$18,816,496	67,721	$1,228,943

Class I Shares
Shares sold	907,828	$14,303,992	538,123	$8,000,414
Reinvestment of distributions	397,407	5,933,289	208,705	2,859,264
Shares reacquired	(1,432,576)	(22,197,646)	(2,209,443)	(32,246,378)
Decrease	(127,341)	$(1,960,365)	(1,462,615)	$(21,386,700)

Class P Shares
Shares sold	–	$3	–	$5
Reinvestment of distributions	32	480	13	174
Shares reacquired	(25)	(376)	(10)	(138)
Increase	7	$107	3	$41

Class R2 Shares
Shares sold	935	$14,189	1,733	$26,051
Reinvestment of distributions	562	8,310	200	2,720
Shares reacquired	(249)	(3,892)	(964)	(14,886)
Increase	1,248	$18,607	969	$13,885

Class R3 Shares
Shares sold	15,384	$229,697	115,904	$1,612,080
Reinvestment of distributions	15,051	218,383	5,450	72,590
Shares reacquired	(21,402)	(323,591)	(117,351)	(1,719,615)
Increase (decrease)	9,033	$124,489	4,003	$(34,945)

Class R4 Shares
Shares sold	14,356	$216,433	50,584	$750,819
Reinvestment of distributions	6,171	90,407	1,876	25,256
Shares reacquired	(38,218)	(570,007)	(18,365)	(255,102)
Increase (decrease)	(17,691)	$(263,167)	34,095	$520,973

Notes to Financial Statements (unaudited)(continued)

International Equity Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	177	$2,698	15,058	$232,145
Reinvestment of distributions	538	7,976	22	306
Shares reacquired	(5,311)	(80,931)	(633)	(9,719)
Increase (decrease)	(4,596)	$(70,257)	14,447	$222,732

Class R6 Shares
Shares sold	73,262	$1,141,396	113,278	$1,745,752
Reinvestment of distributions	6,252	93,648	2,284	31,357
Shares reacquired	(36,314)	(561,738)	(81,239)	(1,262,562)
Increase	43,200	$673,306	34,323	$514,547

International Opportunities Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	134,608	$2,501,918	337,786	$6,228,851
Reinvestment of distributions	88,272	1,605,664	79,306	1,418,777
Shares reacquired	(460,711)	(8,511,693)	(898,099)	(16,586,736)
Decrease	(237,831)	$(4,404,111)	(481,007)	$(8,939,108)

Class C Shares
Shares sold	1,512	$25,653	13,331	$225,371
Reinvestment of distributions	1,855	31,139	2,091	34,511
Shares reacquired	(52,525)	(894,853)	(143,806)	(2,444,330)
Decrease	(49,158)	$(838,061)	(128,384)	$(2,184,448)

Class F Shares
Shares sold	13,962	$258,692	52,875	$952,095
Reinvestment of distributions	2,698	48,611	3,553	62,998
Shares reacquired	(30,356)	(556,331)	(154,061)	(2,783,392)
Decrease	(13,696)	$(249,028)	(97,633)	$(1,768,299)

Class F3 Shares
Shares sold	144,002	$2,756,728	331,732	$6,345,593
Reinvestment of distributions	31,441	596,122	28,542	531,450
Shares reacquired	(209,386)	(4,032,595)	(462,156)	(8,927,912)
Decrease	(33,943)	$(679,745)	(101,882)	$(2,050,869)

Class I Shares
Shares sold	186,731	$3,602,541	506,560	$9,783,283
Reinvestment of distributions	159,663	3,003,253	143,054	2,643,636
Shares reacquired	(856,199)	(16,567,959)	(1,495,895)	(28,750,458)
Decrease	(509,805)	$(9,962,165)	(846,281)	$(16,323,539)

Class P Shares
Shares sold	42	$806	106	$2,042
Reinvestment of distributions	22	424	9	164
Shares reacquired	(6)	(121)	(1)	(22)
Increase	58	$1,109	114	$2,184

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	8,770	$158,060	25,823	$459,970
Reinvestment of distributions	1,289	23,031	893	15,677
Shares reacquired	(13,092)	(233,930)	(31,939)	(575,716)
Decrease	(3,033)	$(52,839)	(5,223)	$(100,069)

Class R3 Shares
Shares sold	16,066	$290,891	35,323	$634,054
Reinvestment of distributions	4,176	74,379	3,951	69,218
Shares reacquired	(17,609)	(323,588)	(74,467)	(1,349,416)
Increase (decrease)	2,633	$41,682	(35,193)	$(646,144)

Class R4 Shares
Shares sold	10,218	$188,813	21,391	$398,112
Reinvestment of distributions	1,539	27,818	1,308	23,276
Shares reacquired	(8,683)	(161,188)	(23,992)	(444,218)
Increase (decrease)	3,074	$55,443	(1,293)	$(22,830)

Class R5 Shares
Shares sold	8,791	$170,896	7,943	$151,450
Reinvestment of distributions	2,216	41,670	2,101	38,823
Shares reacquired	(14,754)	(280,296)	(24,630)	(479,413)
Decrease	(3,747)	$(67,730)	(14,586)	$(289,140)

Class R6 Shares
Shares sold	109,151	$2,105,494	193,693	$3,715,720
Reinvestment of distributions	13,243	251,087	12,779	237,944
Shares reacquired	(165,730)	(3,216,493)	(297,937)	(5,790,428)
Decrease	(43,336)	$(859,912)	(91,465)	$(1,836,764)

International Value Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,049,237	$8,821,182	1,444,606	$11,337,300
Reinvestment of distributions	218,400	1,805,864	953,280	7,514,310
Shares reacquired	(2,146,016)	(17,703,047)	(4,338,506)	(34,078,473)
Decrease	(878,379)	$(7,076,001)	(1,940,620)	$(15,226,863)

Class C Shares
Shares sold	23,220	$198,253	28,853	$235,311
Reinvestment of distributions	1,005	8,265	9,131	71,194
Shares reacquired	(40,951)	(336,135)	(218,628)	(1,732,779)
Decrease	(16,726)	$(129,617)	(180,644)	$(1,426,274)

Class F Shares
Shares sold	42,249	$358,222	24,567	$190,799
Reinvestment of distributions	5,170	43,141	23,345	185,553
Shares reacquired	(98,161)	(846,258)	(137,656)	(1,085,492)
Decrease	(50,742)	$(444,895)	(89,744)	$(709,140)

Notes to Financial Statements (unaudited)(continued)

International Value Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	626,040	$5,287,329	946,414	$7,583,162
Reinvestment of distributions	41,750	349,516	156,150	1,244,211
Shares reacquired	(463,627)	(3,880,837)	(1,096,721)	(8,730,519)
Increase	204,163	$1,756,008	5,843	$96,854

Class I Shares
Shares sold	804,387	$6,784,098	3,182,806	$24,214,477
Reinvestment of distributions	168,037	1,404,202	705,092	5,613,354
Shares reacquired	(2,313,856)	(19,290,691)	(3,908,956)	(31,018,018)
Decrease	(1,341,432)	$(11,102,391)	(21,058)	$(1,190,187)

Class R2 Shares
Shares sold	294	$2,500	795	$6,410
Reinvestment of distributions	48	411	243	1,964
Shares reacquired	(119)	(1,035)	(1,668)	(13,952)
Increase (decrease)	223	$1,876	(630)	$(5,578)

Class R3 Shares
Shares sold	25,464	$216,121	68,685	$538,912
Reinvestment of distributions	4,426	37,031	23,495	186,846
Shares reacquired	(71,919)	(598,812)	(373,943)	(2,933,143)
Decrease	(42,029)	$(345,660)	(281,763)	$(2,207,385)

Class R4 Shares
Shares sold	1,058	$8,565	5,465	$41,334
Reinvestment of distributions	182	1,502	692	5,448
Shares reacquired	(1,030)	(9,033)	(1,397)	(10,369)
Increase	210	$1,034	4,760	$36,413

Class R5 Shares
Shares sold	9	$76	17	$132
Reinvestment of distributions	–	2	–	2
Shares reacquired	–	(1)	(4)	(31)
Increase	9	$77	13	$103

Class R6 Shares
Shares sold	4,011	$33,798	29,318	$229,035
Reinvestment of distributions	630	5,272	3,014	23,917
Shares reacquired	(25,577)	(212,826)	(55,666)	(440,541)
Decrease	(20,936)	$(173,756)	(23,334)	$(187,589)

Micro Cap Growth Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	57,287	$929,640	132,734	$1,863,186
Shares reacquired	(188,803)	(3,100,427)	(682,763)	(9,574,546)
Decrease	(131,516)	$(2,170,787)	(550,029)	$(7,711,360)

Notes to Financial Statements (unaudited)(continued)

Micro Cap Growth Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	6,811	$139,717	9,782	$168,474
Shares reacquired	(35,635)	(703,820)	(87,706)	(1,520,608)
Decrease	(28,824)	$(564,103)	(77,924)	$(1,352,134)

Class F Shares
Shares sold	7,716	$155,184	20,421	$362,778
Shares reacquired	(104,687)	(2,101,439)	(482,558)	(8,537,841)
Decrease	(96,971)	$(1,946,255)	(462,137)	$(8,175,063)

Class I Shares
Shares sold	376,416	$7,908,767	565,952	$9,914,853
Shares reacquired	(802,119)	(16,580,724)	(1,988,609)	(35,035,783)
Decrease	(425,703)	$(8,671,957)	(1,422,657)	$(25,120,930)

Value Opportunities Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	909,003	$17,196,058	1,805,504	$33,174,912
Reinvestment of distributions	1,909,819	39,093,998	531,708	8,618,986
Shares reacquired	(3,137,511)	(59,043,095)	(5,909,709)	(108,782,214)
Decrease	(318,689)	$(2,753,039)	(3,572,497)	$(66,988,316)

Class C Shares
Shares sold	31,950	$465,111	82,392	$1,203,747
Reinvestment of distributions	112,220	1,780,931	41,498	534,075
Shares reacquired	(558,473)	(8,212,028)	(987,531)	(14,515,632)
Decrease	(414,303)	$(5,965,986)	(863,641)	$(12,777,810)

Class F Shares
Shares sold	11,531	$233,331	42,649	$824,591
Reinvestment of distributions	80,786	1,715,896	25,962	435,384
Shares reacquired	(220,763)	(4,146,488)	(359,943)	(6,863,306)
Decrease	(128,446)	$(2,197,261)	(291,332)	$(5,603,331)

Class F3 Shares
Shares sold	564,697	$11,188,451	758,554	$15,108,044
Reinvestment of distributions	537,627	11,924,571	177,934	3,104,946
Shares reacquired	(1,080,814)	(22,015,768)	(2,275,065)	(45,380,190)
Increase (decrease)	21,510	$1,097,254	(1,338,577)	$(27,167,200)

Class I Shares
Shares sold	305,249	$5,999,040	6,751,884	$144,290,734
Reinvestment of distributions	1,092,860	23,900,843	237,110	4,087,773
Shares reacquired	(5,138,742)	(95,705,820)	(2,776,255)	(54,338,289)
Increase (decrease)	(3,740,633)	$(65,805,937)	4,212,739	$94,040,218

Class P Shares
Shares sold	37,035	$675,381	67,337	$1,227,711
Reinvestment of distributions	36,742	723,442	10,713	167,762
Shares reacquired	(89,151)	(1,638,430)	(226,916)	(4,082,708)
Decrease	(15,374)	$(239,607)	(148,866)	$(2,687,235)

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	16,420	$266,295	25,636	$436,048
Reinvestment of distributions	13,404	252,260	4,145	62,296
Shares reacquired	(39,423)	(662,975)	(91,437)	(1,533,421)
Decrease	(9,599)	$(144,420)	(61,656)	$(1,035,077)

Class R3 Shares
Shares sold	95,980	$1,675,591	161,024	$2,833,992
Reinvestment of distributions	103,435	1,995,262	27,147	417,247
Shares reacquired	(289,746)	(5,141,292)	(437,773)	(7,684,105)
Decrease	(90,331)	$(1,470,439)	(249,602)	$(4,432,866)

Class R4 Shares
Shares sold	112,283	$2,100,874	171,577	$3,192,315
Reinvestment of distributions	88,929	1,817,713	26,401	427,171
Shares reacquired	(192,099)	(3,566,275)	(454,328)	(8,472,911)
Increase (decrease)	9,113	$352,312	(256,350)	$(4,853,425)

Class R5 Shares
Shares sold	3,302	$65,716	12,267	$238,895
Reinvestment of distributions	3,547	77,653	966	16,672
Shares reacquired	(9,320)	(194,454)	(9,187)	(184,558)
Increase (decrease)	(2,471)	$(51,085)	4,046	$71,009

Class R6 Shares
Shares sold	88,679	$1,878,933	227,022	$4,629,078
Reinvestment of distributions	52,678	1,167,335	23,461	408,929
Shares reacquired	(315,795)	(6,428,073)	(872,026)	(18,233,085)
Decrease	(174,438)	$(3,381,805)	(621,543)	$(13,195,078)

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2025, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.31%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.68%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.85%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.38%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.77%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.01%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Securities Trust

(Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro-Cap Growth Fund and Lord Abbett Value Opportunities Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate market places. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. With respect to Alpha Strategy Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five- and ten-year periods. With respect to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. With respect to Focused Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. With respect to Focused Large Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to Focused Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period and equal to the median of the performance peer group for the five-year period, but below the median of the performance peer group for the one- and three-year periods. As to Global Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. As to Growth Leaders Fund, the Board observed

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

that the Fund’s investment performance was above the median of the performance peer group for the one-, five- and ten-year periods, but below the median of the performance peer group for the three-year period. With respect to Health Care Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the ten-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-, five- and ten-year periods. As to International Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the five- and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods, but below the median of the performance peer group for the three- and ten-year periods. As to Micro-Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five- and ten-year periods, but below the median of the performance peer group for the one- and three-year periods. With respect to International Opportunities Fund and Micro-Cap Growth Fund, the Board took into account changes to the Fund’s portfolio management team. With respect to each Fund, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders.

As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. As to Micro-Cap Growth Fund, the Board

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

observed that the net total expense ratio and actual management fee of the Fund were both above the median of the expense peer group. As to each of Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund, the Board observed that the net total expense ratio and the actual management fee were both below the median of the expense peer group. As to Value Opportunities Fund, the Board observed that the net total expense ratio and the actual management fee were each one basis point above the median of the expense peer group. As to Focused Small Cap Value Fund and Focused Growth Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the actual management fee was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, and, with respect to each of Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Global Equity Fund, and Health Care Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 27, 2025

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: June 27, 2025